                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


CASH MANAGEMENT CLASS

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

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TABLE OF CONTENTS
--------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE AND STRATEGIES                       1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PRINCIPAL RISKS OF INVESTING IN THE FUND                  1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PERFORMANCE INFORMATION                                   2
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Annual Total Returns                                      2

              Performance Table                                         2

              FEE TABLE AND EXPENSE EXAMPLE                             3
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Fee Table                                                 3

              Expense Example                                           3

              FUND MANAGEMENT                                           4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              The Advisor                                               4

              Advisor Compensation                                      4

              OTHER INFORMATION                                         4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Suitability for Investors                                 4

              Dividends and Distributions                               4

              Portfolio Holdings Information                            5

              FINANCIAL HIGHLIGHTS                                      6
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              SHAREHOLDER INFORMATION                                 A-1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Distribution and Service (12b-1) Fees                   A-1

              Purchasing Shares                                       A-1

              Redeeming Shares                                        A-2

              Pricing of Shares                                       A-3

              Taxes                                                   A-3

              OBTAINING ADDITIONAL INFORMATION                 Back Cover
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

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            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.
  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
  For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.-

                                      1

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PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to sales loads.

                                    [CHART]

                    12/31/00        12/31/01       12/31/02      12/31/03
                    --------        --------       --------      --------
                      3.93%          2.57%          1.23%          0.80%

  The Cash Management Class shares' year-to-date total return as of June 30, 2004 was 0.37%.

  During the period shown in the bar chart, the highest quarterly return was 1.03% (quarter ended December 31, 2000) and the lowest quarterly return was 0.16% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Cash Management Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
__ _ _ _ _

               (for the periods ended          SINCE   INCEPTION
               December 31, 2003)     1 YEAR INCEPTION   DATE
               -------------------------------------------------

               Cash Management Class   0.80%   2.31%   01/04/99
               -------------------------------------------------

Cash Management Class shares' seven-day yield on December 31, 2003 was 0.91%. For the current seven-day yield, call (800) 877-7745.

                                      2

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FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                (fees paid directly from                 CASH
                your investment)                      MANAGEMENT
                                                        CLASS
                ------------------------------------------------

                Maximum Sales Charge (Load)
                Imposed on Purchases
                (as a percentage of
                offering price)
                                                         None

                Maximum Deferred
                Sales Charge (Load)
                (as a percentage of original purchase
                price or redemption
                proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                     (expenses that are deducted    CASH
                     from fund assets)           MANAGEMENT
                                                   CLASS
                     --------------------------------------

                        Management Fees
                                                    0.21%

                        Distribution and/or
                        Service (12b-1) Fees
                                                    0.10

                        Other Expenses
                                                    0.06

                        Total Annual Fund
                        Operating Expenses/2/
                                                    0.37
                     --------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has voluntarily agreed to waive 0.02% of the Rule 12b-1 distribution fee. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. Total Annual Fund Operating Expenses net of these agreements for the fiscal year ended March 31, 2004 is 0.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees;
    (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Cash Management Class of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
          ------------------------------------------------------------

          Cash Management Class         $38    $119    $208     $468
          ------------------------------------------------------------

                                      3

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            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

FUND MANAGEMENT

--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION

--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS

The Cash Management Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Cash Management Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Cash Management Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Cash Management Class; providing periodic statements showing a client's account balance in shares of the Cash Management Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.

  The Cash Management Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS

The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                                      4

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             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

OTHER INFORMATION (continued)
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

                                      5

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

                                                                    CASH MANAGEMENT CLASS
                                                     --------------------------------------------------
                                                                    YEAR ENDED MARCH 31,
                                                     --------------------------------------------------
                                                          2004        2003      2002      2001    2000
                                                     --------       --------  --------  -------  ------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $  1.00  $ 1.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01           0.01      0.02     0.04    0.03
--------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.01)         (0.01)    (0.02)   (0.04)  (0.03)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $  1.00  $ 1.00
--------------------------------------------------------------------------------------------------------
Total return/(a)/                                        0.76%          1.14%     2.08%    3.87%   3.23%
--------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $768,141       $617,683  $320,502  $15,668  $6,178
--------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.30%/(b)/     0.30%     0.30%    0.28%   0.28%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.37%/(b)/     0.37%     0.38%    0.39%   0.39%
--------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     0.75%/(b)/     1.12%     1.92%    3.76%   3.17%
--------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $665,409,730.

                                      6

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                                INITIAL    ADDITIONAL
         CLASS                                INVESTMENTS* INVESTMENTS
         -------------------------------------------------------------

         Cash Management Class                 $1 million  no minimum
         -------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                           OPENING AN ACCOUNT         ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial        Contact your financial     Same
 Intermediary              intermediary.
                           The financial
                           intermediary should
                           forward your completed
                           account application to
                           the transfer agent, AIM
                           Investment Services,
                           Inc. P.O. Box
                           0843 Houston, TX
                           77001-0843 The financial
                           intermediary should call
                           the transfer agent at
                           (800) 877-7745 to receive
                           an account number. Then,
                           the intermediary should
                           use the following wire
                           instructions:

                           The Bank of New
                           York ABA/Routing #:
                           021000018 DDA 8900279915

                           For Further Credit to the
                           fund and Your Account #

By Telephone               Open your account as       Call the transfer agent
                           described above.           at (800) 877-7745 and
                                                      wire payment for your
                                                      purchase order in
                                                      accordance with the wire
                                                      instructions noted above.

By AIM LINK(R)             Open your account as       Complete an AIM LINK(R)
                           described above.           Agreement. Mail the
                                                      application and agreement
                                                      to the transfer agent.
                                                      Once your request for
                                                      this option has been
                                                      processed, you may place
                                                      your order via AIM LINK.
--------------------------------------------------------------------------------

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            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM
SHARES
--------------------------------------------------------------------------------------------------------------------------------
Through a      Contact your financial intermediary.
 Financial
 Intermediary

               Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before
               3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone   A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK(R) Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
--------------------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-5 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


INSTITUTIONAL CLASS

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE AND STRATEGIES                       1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PRINCIPAL RISKS OF INVESTING IN THE FUND                  1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PERFORMANCE INFORMATION                                   2
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Annual Total Returns                                      2

              Performance Table                                         2

              FEE TABLE AND EXPENSE EXAMPLE                             3
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Fee Table                                                 3

              Expense Example                                           3

              FUND MANAGEMENT                                           4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              The Advisor                                               4

              Advisor Compensation                                      4

              OTHER INFORMATION                                         4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Suitability for Investors                                 4

              Dividends and Distributions                               4

              Portfolio Holdings Information                            5

              FINANCIAL HIGHLIGHTS                                      6
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              SHAREHOLDER INFORMATION                                 A-1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Purchasing Shares                                       A-1

              Redeeming Shares                                        A-2

              Pricing of Shares                                       A-3

              Taxes                                                   A-3

              OBTAINING ADDITIONAL INFORMATION                 Back Cover
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc.
 AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

  For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.

  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.


  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ __ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Institutional Class shares are not subject to sales loads.

                                    [CHART]

12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
--------  --------  --------  --------  --------  --------  --------  --------  --------  --------
2.73%     3.73%     3.34%     3.55%     3.34%     3.14%     4.01%     2.65%     1.31%     0.88%



  The Institutional Class shares' year-to-date total return as of June 30, 2004 was 0.41%.

  During the periods shown in the bar chart, the highest quarterly return was 1.05% (quarter ended December 31, 2000) and the lowest quarterly return was 0.18% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

(for the periods                                        INCEPTION
ended December 31, 2003)       1 YEAR 5 YEARS 10 YEARS    DATE
-----------------------------------------------------------------

Institutional Class             0.88%  2.39%      2.86% 04/18/83
-----------------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2003 was 0.99%. For the current seven-day yield, call (800) 659-1005.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              (fees paid directly from              INSTITUTIONAL
              your investment)                          CLASS
              ---------------------------------------------------

              Maximum Sales Charge (Load)
              Imposed on Purchases
              (as a percentage of
              offering price)
                                                        None

              Maximum Deferred
              Sales Charge (Load)
              (as a percentage of original purchase
              price or redemption
              proceeds, whichever is less)
                                                        None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                   (expenses that are deducted INSTITUTIONAL
                   from fund assets)               CLASS
                   -----------------------------------------

                      Management Fees
                                                   0.21%

                      Distribution and/or
                      Service (12b-1) Fees
                                                   None

                      Other Expenses
                                                   0.06

                      Total Annual Fund
                      Operating Expenses2
                                                   0.27
                   -----------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. Total Annual Fund Operating Expenses net of these agreements for the fiscal year ended March 31, 2004 is 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement;
    (viii) trustees' fees and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Institutional Class of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
              ---------------------------------------------------
              Institutional Class  $28     $87    $152     $343
              ---------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------


SUITABILITY FOR INVESTORS
The Institutional Class of the fund is intended for use by banks and other institutions, investing for themselves or in a fiduciary, advisory, agency, custodial or other similar capacity. Shares of the Institutional Class may not be purchased directly by individuals, although institutions may purchase the Institutional Class for accounts maintained for individuals. Prospective investors should determine if an investment in the Institutional Class is consistent with the investment objectives of an account and with applicable state and federal laws and regulations.
  The Institutional Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

                                                                         INSTITUTIONAL CLASS
                                                     -----------------------------------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                     -----------------------------------------------------------
                                                           2004          2003        2002       2001      2000
                                                     ----------       ----------  ----------  --------  --------
Net asset value, beginning of period                 $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.01             0.01        0.02      0.04      0.03
-----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.01)           (0.01)      (0.02)    (0.04)    (0.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------------
Total return/(a)/                                          0.84%            1.22%       2.17%     3.95%     3.32%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,953,769       $1,321,224  $1,239,058  $929,921  $964,396
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                         0.22%/(b)/       0.22%       0.22%     0.20%     0.20%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      0.27%/(b)/       0.27%       0.28%     0.29%     0.29%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       0.83%/(b)/       1.20%       2.01%     3.84%     3.25%
-----------------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $1,742,638,492.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                        INITIAL    ADDITIONAL
                  CLASS               INVESTMENTS* INVESTMENTS
                  --------------------------------------------

                  Institutional Class
                                       $1 million
                                                   no minimum
                  --------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                 OPENING AN ACCOUNT         ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial     Same
                                 intermediary.
                                 The financial
                                 intermediary should
                                 forward your completed
                                 account application to
                                 the transfer agent, AIM
                                 Investment Services,
                                 Inc. P.O. Box
                                 0843 Houston, TX
                                 77001-0843 The financial
                                 intermediary should call
                                 the transfer agent at
                                 (800) 659-1005 to receive
                                 an account number. Then,
                                 the intermediary should
                                 use the following
                                 wire instructions:

                                 The Bank of New
                                 York ABA/Routing #:
                                 021000018 DDA 8900279915
                                 For Further Credit to the
                                 fund and Your Account #

By Telephone                     Open your account as       Call the transfer agent
                                 described above.           at (800) 659-1005 and
                                                            wire payment for your
                                                            purchase order in
                                                            accordance with the wire
                                                            instructions noted above.

By AIM LINK(R)                   Open your account as       Complete an AIM LINK(R)
                                 described above.           Agreement. Mail the
                                                            application and agreement
                                                            to the transfer agent.
                                                            Once your request for
                                                            this option has been
                                                            processed, you may place
                                                            your order via AIM LINK.
--------------------------------------------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM
SHARES
--------------------------------------------------------------------------------------------------------------------------------
Through a      Contact your financial intermediary.
 Financial
 Intermediary

               Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before
               3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone   A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK(R) Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
--------------------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-1 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


PERSONAL INVESTMENT CLASS

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE AND STRATEGIES                       1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PRINCIPAL RISKS OF INVESTING IN THE FUND                  1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PERFORMANCE INFORMATION                                   2
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Annual Total Return                                       2

              Performance Table                                         2

              FEE TABLE AND EXPENSE EXAMPLE                             3
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Fee Table                                                 3

              Expense Example                                           3

              FUND MANAGEMENT                                           4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              The Advisor                                               4

              Advisor Compensation                                      4

              OTHER INFORMATION                                         4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Suitability for Investors                                 4

              Dividends and Distributions                               4

              Portfolio Holdings Information                            5

              FINANCIAL HIGHLIGHTS                                      6
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              SHAREHOLDER INFORMATION                                 A-1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Distribution and Service (12b-1) Fees                   A-1

              Purchasing Shares                                       A-1

              Redeeming Shares                                        A-2

              Pricing of Shares                                       A-3

              Taxes                                                   A-3

              OBTAINING ADDITIONAL INFORMATION                 Back Cover
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.
  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
  For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.-

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows the performance of the fund's Personal Investment Class. Personal Investment Class shares are not subject to sales loads.

                                    [CHART]

  12/31/01    12/31/02    12/31/03
  --------    --------    --------
   2.14%        0.79%       0.33%


  The Personal Investment Class shares' year-to-date total return as of June 30, 2004 was 0.13%.

  During the periods shown in the bar chart, the highest quarterly return was 0.68% (quarters ended March 31, 2001 and June 30, 2001) and the lowest quarterly return was 0.04% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Personal Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              (for the periods ended             SINCE   INCEPTION
              December 31, 2003)        1 YEAR INCEPTION   DATE
              ----------------------------------------------------

              Personal Investment Class  0.33%   1.15%   12/04/00
              ----------------------------------------------------

Personal Investment Class shares' seven-day yield on December 31, 2003 was 0.44%. For the current seven-day yield, call (800) 877-4744.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

(fees paid directly from your investment)                     PERSONAL
                                                             INVESTMENT
                                                               CLASS
-----------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price)
                                                                None

Maximum Deferred Sales Charge
(Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)
                                                                None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

(expenses that are deducted from fund assets)                 PERSONAL
                                                             INVESTMENT
                                                               CLASS
-----------------------------------------------------------------------

Management Fees
                                                                0.21%

Distribution and/or Service (12b-1) Fees
                                                                0.75

Other Expenses
                                                                0.06

Total Annual Fund Operating Expenses/2/
                                                                1.02
-----------------------------------------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has voluntarily agreed to waive 0.20% of the Rule 12b-1 distribution fee. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. Total Annual Fund Operating Expenses net of these agreements for the fiscal year ended March 31, 2004 is 0.77%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees;
    (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.
  You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Personal Investment Class of the fund with the cost of investing in other mutual funds.
  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
           ---------------------------------------------------------

           Personal Investment Class  $104   $325    $563    $1,248
           ---------------------------------------------------------

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.


OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Personal Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Personal Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Personal Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Personal Investment Class; providing periodic statements showing a client's account balance in shares of the Personal Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
  The Personal Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

--------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

                                                                     PERSONAL INVESTMENT CLASS
                                                     ---------------------------------------------------
                                                                                             DECEMBER 4, 2000
                                                                                               (DATE SALES
                                                              YEAR ENDED MARCH 31,            COMMENCED) TO
                                                     ----------------------------------         MARCH 31,
                                                         2004          2003         2002           2001
                                                     -------       -------       ------      ----------------
Net asset value, beginning of period                 $  1.00       $  1.00       $ 1.00           $ 1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.003          0.01         0.02/(a)/        0.01
--------------------------------------------------------------------------------------------------------------
Less distributions from net investment income         (0.003)        (0.01)       (0.02)           (0.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00       $ 1.00           $ 1.00
--------------------------------------------------------------------------------------------------------------
Total return/(b)/                                       0.28%         0.69%        1.66%            0.95%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $10,394       $16,991       $5,102           $  722
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                      0.77%/(c)/    0.76%/(c)/   0.72%            0.70%/(d)/
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.02%/(c)/    1.02%/(c)/   1.03%            1.04%/(d)/
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    0.28%/(c)/    0.66%/(c)/   1.51%            3.35%/(d)/
--------------------------------------------------------------------------------------------------------------

/(a)/ Calculated using average shares outstanding.
/(b)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(c)/ Ratios are based on average daily net assets of $12,620,565.
/(d)/ Annualized.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES

The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for fund accounts are as follows:

                                           INITIAL    ADDITIONAL
               CLASS                     INVESTMENTS* INVESTMENTS
               --------------------------------------------------

               Personal Investment Class   $10,000    no minimum
               --------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS

-------------------------------------------------------------------------------------------------------------------------------
                             OPENING AN ACCOUNT                                   ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
Through a Financial          Contact your financial intermediary.                 Same
 Intermediary
                             The financial intermediary should forward your
                             completed account application to the transfer agent,
                             AIM Investment Services, Inc.
                             P.O. Box 0843
                             Houston, TX 77001-0843
                             The financial intermediary should call the transfer
                             agent at (800) 877-4744 to receive an account
                             number.
                             Then, the intermediary should use the following wire
                             instructions:

                             The Bank of New York
                             ABA/Routing #: 021000018
                             DDA 8900279915
                             For Further Credit to the fund and Your Account #

By Telephone                 Open your account as described above.                Call the transfer agent at (800) 877-4744 and
                                                                                  wire payment for your purchase order in
                                                                                  accordance with the wire instructions noted
                                                                                  above.

By AIM LINK(R)               Open your account as described above.                Complete an AIM LINK(R) Agreement. Mail the
                                                                                  application and agreement to the transfer
                                                                                  agent. Once your request for this option has
                                                                                  been processed, you may place your order via
                                                                                  AIM LINK.
-------------------------------------------------------------------------------------------------------------------------------

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO
REDEEM
SHARES
-------------------------------------------------------------------------------------------------------------------------------
Through a     Contact your financial intermediary.
 Financial
 Intermediary

              Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before
              3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By            A person who has been authorized to make transactions in the account application may make redemptions by
 Telephone    telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM        Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally
 LINK(R)      before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
-------------------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-3 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


PRIVATE INVESTMENT CLASS

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

TABLE OF CONTENTS
--------------------------------------------------------------------------------


              INVESTMENT OBJECTIVE AND STRATEGIES                       1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PRINCIPAL RISKS OF INVESTING IN THE FUND                  1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PERFORMANCE INFORMATION                                   2
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Annual Total Returns                                      2

              Performance Table                                         2

              FEE TABLE AND EXPENSE EXAMPLE                             3
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Fee Table                                                 3

              Expense Example                                           3

              FUND MANAGEMENT                                           4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              The Advisor                                               4

              Advisor Compensation                                      4

              OTHER INFORMATION                                         4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Suitability for Investors                                 4

              Dividends and Distributions                               4

              Portfolio Holdings Information                            5

              FINANCIAL HIGHLIGHTS                                      6
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              SHAREHOLDER INFORMATION                                 A-1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Distribution and Service (12b-1) Fees                   A-1

              Purchasing Shares                                       A-1

              Redeeming Shares                                        A-2

              Pricing of Shares                                       A-3

              Taxes                                                   A-3

              OBTAINING ADDITIONAL INFORMATION                 Back Cover
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.
  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
  For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.
  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Private Investment Class shares from year to year. Private Investment Class

                                    [CHART]

  12/31/94  12/31/95  12/31/96  12/31/97  12/31/98  12/31/99  12/31/00  12/31/01  12/31/02  12/31/03
  --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
  2.48%     3.48%     3.08%     3.29%     3.08%     2.88%     3.75%     2.40%     1.06%      0.63%


  The Private Investment Class shares' year-to-date total return as of June 30, 2004 was 0.28%.

  During the periods shown in the bar chart, the highest quarterly return was 0.99% (quarter ended December 31, 2000) and the lowest quarterly return was 0.11% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Private Investment Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

 (for the periods ended December 31, 2003)                            INCEPTION
                                              1 YEAR 5 YEARS 10 YEARS   DATE
 ------------------------------------------------------------------------------

 Private Investment Class                     0.63%   2.14%   2.61%   04/01/92
 ------------------------------------------------------------------------------

Private Investment Class shares' seven-day yield on December 31, 2003 was 0.74%. For the current seven-day yield, call (800) 877-7748.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                (fees paid directly from               PRIVATE
                your investment)                      INVESTMENT
                                                        CLASS
                ------------------------------------------------

                Maximum Sales Charge (Load)
                Imposed on Purchases
                (as a percentage of
                offering price)
                                                         None

                Maximum Deferred
                Sales Charge (Load)
                (as a percentage of original purchase
                price or redemption
                proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                     (expenses that are deducted  PRIVATE
                     from fund assets)           INVESTMENT
                                                   CLASS
                     --------------------------------------

                        Management Fees
                                                    0.21%

                        Distribution and/or
                        Service (12b-1) Fees
                                                    0.50

                        Other Expenses
                                                    0.06

                        Total Annual Fund
                        Operating Expenses2
                                                    0.77
                     --------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has voluntarily agreed to waive 0.25% of the Rule 12b-1 distribution fee. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. Total Annual Fund Operating Expenses net of these agreements for the fiscal year ended March 31, 2004 is 0.47%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees;
    (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

  You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Private Investment Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
            --------------------------------------------------------

            Private Investment Class  $79    $246    $428     $954
            --------------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Private Investment Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Private Investment Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Private Investment Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Private Investment Class; providing periodic statements showing a client's account balance in shares of the Private Investment Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
  The Private Investment Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

                                                                   PRIVATE INVESTMENT CLASS
                                                     ----------------------------------------------------
                                                                     YEAR ENDED MARCH 31,
                                                     ----------------------------------------------------
                                                          2004        2003      2002      2001      2000
                                                     --------       --------  --------  --------  -------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $   1.00  $  1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01           0.01      0.02      0.04     0.03
----------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.01)         (0.01)    (0.02)    (0.04)   (0.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $   1.00  $  1.00
----------------------------------------------------------------------------------------------------------
Total return/(a)/                                        0.59%          0.97%     1.91%     3.69%    3.06%
----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $150,399       $227,832  $179,095  $141,946  $83,454
----------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.47%/(b)/     0.47%     0.47%     0.45%    0.45%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.77%/(b)/     0.77%     0.78%     0.79%    0.79%
----------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     0.58%/(b)/     0.95%     1.76%     3.60%    3.00%
----------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $211,488,884.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                          INITIAL    ADDITIONAL
               CLASS                    INVESTMENTS* INVESTMENTS
               -------------------------------------------------

               Private Investment Class
                                          $10,000
                                                     no minimum
               -------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
----------------------------------------------------------------------------

                           OPENING AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial        Contact your financial intermediary.
 Intermediary
                           The financial intermediary should forward your
                           completed account application to the transfer agent,
                           AIM Investment Services, Inc.
                           P.O. Box 0843
                           Houston, TX 77001-0843
                           The financial intermediary should call the transfer
                           agent at (800) 877-7748 to receive an account
                           number.
                           Then, the intermediary should use the following
                           wire instructions:

                           The Bank of New York
                           ABA/Routing #: 021000018
                           DDA 8900279915

                           For Further Credit to the fund and Your Account #

By Telephone               Open your account as described above.



By AIM LINK(R)             Open your account as described above.



--------------------------------------------------------------------------------

                           ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial        Same
 Intermediary

















By Telephone               Call the transfer agent at (800) 877-7748 and wire
                           payment for your purchase order in accordance with
                           the wire instructions noted above.

By AIM LINK(R)             Complete an AIM LINK(R) Agreement. Mail the
                           application and agreement to the transfer agent. Once
                           your request for this option has been processed, you
                           may place your order via AIM LINK.
--------------------------------------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
---------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be sent in accordance with the
                                 wire instructions specified in the account application
                                 provided to the transfer agent. The transfer agent must
                                 receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in
                                 the account application may make redemptions by telephone.
                                 You must call the transfer agent before 3:30 p.m. Eastern
                                 Time in order to effect the redemption at that day's
                                 closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer
                                 agent must receive your redemption request normally before
                                 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between
                                 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
---------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information - Dividends and Distributions - Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-2 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  July 30, 2004


Reserve Class

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                      1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PRINCIPAL RISKS OF INVESTING IN THE FUND                 1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PERFORMANCE INFORMATION                                  2
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Annual Total Returns                                     2

Performance Table                                        2

FEE TABLE AND EXPENSE EXAMPLE                            3
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Fee Table                                                3

Expense Example                                          3

FUND MANAGEMENT                                          4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The Advisor                                              4

Advisor Compensation                                     4

OTHER INFORMATION                                        4
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Suitability for Investors                                4

Dividends and Distributions                              4

Portfolio Holdings Information                           5

FINANCIAL HIGHLIGHTS                                     6
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

SHAREHOLDER INFORMATION                                A-1
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Distribution and Service (12b-1) Fees                  A-1

Purchasing Shares                                      A-1

Redeeming Shares                                       A-2

Pricing of Shares                                      A-3

Taxes                                                  A-3

OBTAINING ADDITIONAL INFORMATION                Back Cover
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.
  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

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             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Reserve Class shares from year to year. Reserve Class shares are not subject to sales loads.

                                    [CHART]

12/31/00        12/31/01        12/31/02        12/31/03
--------        --------        --------        --------
  3.18%          1.84%           0.49%           0.09%


  The Reserve Class shares' year-to-date total return as of June 30, 2004 was 0.03%.

  During the periods shown in the bar chart, the highest quarterly return was 0.85% (quarter ended December 31, 2000) and the lowest quarterly return was 0.01% (quarters ended September 30, 2003 and December 31, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Reserve Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

               (for the periods ended          SINCE   INCEPTION
               December 31, 2003)     1 YEAR INCEPTION   DATE
               -------------------------------------------------

                   Reserve Class       0.09%   1.53%   06/01/99
               -------------------------------------------------

Reserve Class shares' seven-day yield on December 31, 2003 was 0.12%. For the current seven-day yield, call (800) 417-8837.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

           (fees paid directly from your investment)          RESERVE
                                                               CLASS
           ----------------------------------------------------------

           Maximum Sales Charge (Load) Imposed on
           Purchases (as a percentage of offering price)
                                                               None

           Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)
                                                               None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

           (expenses that are deducted from fund assets)      RESERVE
                                                               CLASS
           ----------------------------------------------------------

           Management Fees
                                                               0.21%

           Distribution and/or Service (12b-1) Fees
                                                               1.00

           Other Expenses
                                                               0.06

           Total Annual Fund Operating Expenses/2/
                                                               1.27
           ----------------------------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has voluntarily agreed to waive 0.13% of the Rule 12b-1 distribution fee. In addition, the distributor will increase the Rule 12b-1 distribution fee waiver to the extent necessary to maintain a minimum yield of 0.05%. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. Total Annual Fund Operating Expenses net of these agreements for the fiscal year ended March 31, 2004 is 0.98%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement;
    (viii) trustees' fees and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

  You may also be charged a transaction or other fee by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Reserve Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ---------------------------------------------

                 Reserve Class  $129   $403    $697    $1,534
                 ---------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.
ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Reserve Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Reserve Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Reserve Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Reserve Class; providing periodic statements showing a client's account balance in shares of the Reserve Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
  The Reserve Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared for any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

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             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

OTHER INFORMATION (continued)
--------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

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             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

                                                                  RESERVE CLASS               JUNE 1, 1999
                                                     ---------------------------------------   (DATE SALES
                                                               YEAR ENDED MARCH 31,           COMMENCED) TO
                                                     ---------------------------------------    MARCH 31,
                                                         2004        2003     2002     2001       2000
                                                     -------       -------  -------  -------  -------------
Net asset value, beginning of period                 $  1.00       $  1.00  $  1.00  $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.001         0.004     0.01     0.03        0.02
--------------------------------------------------------------------------------------------------------------
Less distributions from net investment income         (0.001)       (0.004)   (0.01)   (0.03)      (0.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  1.00       $  1.00  $  1.00  $  1.00     $  1.00
--------------------------------------------------------------------------------------------------------------
Total return/(a)/                                       0.08%         0.39%    1.35%    3.12%       2.10%
--------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $14,030       $12,653  $18,200  $15,871     $23,283
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                      0.98%/(b)/    1.05%    1.02%    1.00%       1.00%/(c)/
--------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.27%/(b)/    1.27%    1.28%    1.29%       1.29%/(c)/
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets    0.07%/(b)/    0.37%    1.21%    3.05%       2.45%/(c)/
--------------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/ Ratios are based on average daily net assets of $11,295,442.
/(c)/ Annualized.

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             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                        INITIAL    ADDITIONAL
                 CLASS                INVESTMENTS* INVESTMENTS
                 ---------------------------------------------

                 Reserve Class          $10,000    no minimum
                 ---------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
------------------------------------------------------------------------------

                           OPENING AN ACCOUNT         ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
Through a Financial        Contact your financial     Same
 Intermediary              intermediary.
                           The financial
                           intermediary should
                           forward your completed
                           account application to
                           the transfer agent, AIM
                           Investment Services,
                           Inc. P.O. Box
                           0843 Houston, TX
                           77001-0843 The financial
                           intermediary should call
                           the transfer agent at
                           (800) 877-4744 to receive
                           an account number. Then,
                           the intermediary should
                           use the following wire
                           instructions:

                           The Bank of New
                           York ABA/Routing #:
                           021000018 DDA 8900279915
                           For Further Credit to the
                           fund and Your Account #

By Telephone               Open your account as       Call the transfer agent
                           described above.           at (800) 877-4744 and
                                                      wire payment for your
                                                      purchase order in
                                                      accordance with the wire
                                                      instructions noted above.

By AIM LINK(R)             Open your account as       Complete an AIM LINK(R)
                           described above.           Agreement. Mail the
                                                      application and agreement
                                                      to the transfer agent.
                                                      Once your request for
                                                      this option has been
                                                      processed, you may place
                                                      your order via AIM LINK.
--------------------------------------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO
REDEEM
SHARES
-------------------------------------------------------------------------------------------------------------------------------
Through a     Contact your financial intermediary.
 Financial
 Intermediary

              Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before
              3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By            A person who has been authorized to make transactions in the account application may make redemptions by
 Telephone    telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM        Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally
 LINK(R)      before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
-------------------------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

  The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-4 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


RESOURCE CLASS

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE AND STRATEGIES                       1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PRINCIPAL RISKS OF INVESTING IN THE FUND                  1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PERFORMANCE INFORMATION                                   2
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Annual Total Returns                                      2

              Performance Table                                         2

              FEE TABLE AND EXPENSE EXAMPLE                             3
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Fee Table                                                 3

              Expense Example                                           3

              FUND MANAGEMENT                                           4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              The Advisor                                               4

              Advisor Compensation                                      4

              OTHER INFORMATION                                         4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Suitability for Investors                                 4

              Dividends and Distributions                               4

              Portfolio Holdings Information                            5

              FINANCIAL HIGHLIGHTS                                      6
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              SHAREHOLDER INFORMATION                                 A-1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Distribution and Service (12b-1) Fees                   A-1

              Purchasing Shares                                       A-1

              Redeeming Shares                                        A-2

              Pricing of Shares                                       A-3

              Taxes                                                   A-3

              OBTAINING ADDITIONAL INFORMATION                 Back Cover
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.
No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended. For cash management purposes, the fund may hold a portion of its assets in cash.

  Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.

  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.

  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.



PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.

  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
The following bar chart shows changes in the performance of the fund's Resource Class shares from year to year. Resource Class shares are not subject to sales loads.

                                    [CHART]

12/31/00        12/31/01         12/31/02         12/31/03
--------        --------         --------         --------
 3.85%            2.49%            1.15%            0.72%


  The Resource Class shares' year-to-date total return as of June 30, 2004 was 0.33%.

  During the periods shown in the bar chart, the highest quarterly return was 1.01% (quarter ended December 31, 2000) and the lowest quarterly return was 0.14% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Resource Class shares over the period indicated.

AVERAGE ANNUAL TOTAL RETURNS

_ _ _ _ _ _  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

(for the periods ended December 31, 2003)                     SINCE   INCEPTION
                                                     1 YEAR INCEPTION   DATE
-------------------------------------------------------------------------------

Resource Class                                        0.72%   2.22%   04/06/99
-------------------------------------------------------------------------------

Resource Class shares' seven-day yield on December 31, 2003 was 0.83%. For the current seven-day yield, call (800) 825-6858.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                 (fees paid directly from              RESOURCE
                 your investment)                       CLASS
                 ----------------------------------------------

                 Maximum Sales Charge (Load)
                 Imposed on Purchases
                 (as a percentage of
                 offering price)
                                                         None

                 Maximum Deferred
                 Sales Charge (Load)
                 (as a percentage of original purchase
                 price or redemption
                 proceeds, whichever is less)
                                                         None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                      (expenses that are deducted RESOURCE
                      from fund assets)            CLASS
                      ------------------------------------

                         Management Fees
                                                    0.21%

                         Distribution and/or
                         Service (12b-1) Fees
                                                    0.20

                         Other Expenses
                                                    0.06

                         Total Annual Fund
                         Operating Expenses2
                                                    0.47
                      ------------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ The distributor has voluntarily agreed to waive 0.04% of the Rule 12b-1 distribution fee. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. Total Annual Fund Operating Expenses net of these agreements for the fiscal year ended March 31, 2004 is 0.38%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees;
    (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees and (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.
  You may also be charged a transaction or other fee by the financial institution managing your account.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Resource Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                 ----------------------------------------------

                 Resource Class  $48    $151    $263    $591
                 ----------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Resource Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Resource Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Resource Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Resource Class; providing periodic statements showing a client's account balance in shares of the Resource Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable state law regarding registration as broker-dealers, or that they are exempt from such registration.
  The Resource Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.
DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day.
  The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------


CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings, including the maturity distribution of the holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Resource Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.

                                                                           RESOURCE CLASS
                                                     -----------------------------------------------------
                                                                                                 APRIL 6, 1999
                                                                                                  (DATE SALES
                                                                YEAR ENDED MARCH 31,             COMMENCED) TO
                                                     ------------------------------------------    MARCH 31,
                                                          2004        2003      2002      2001       2000
                                                     --------       --------  --------  -------  -------------
Net asset value, beginning of period                 $   1.00       $   1.00  $   1.00  $  1.00     $ 1.00
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.01           0.01      0.02     0.04       0.03
----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income           (0.01)         (0.01)    (0.02)   (0.04)     (0.03)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00  $   1.00  $  1.00     $ 1.00
----------------------------------------------------------------------------------------------------------------
Total return/(a)/                                        0.68%          1.06%     2.00%    3.78%      3.15%
----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $299,205       $260,178  $137,307  $15,464     $3,597
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                       0.38%/(b)/     0.38%     0.38%    0.36%      0.36%/(c)/
----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    0.47%/(b)/     0.47%     0.48%    0.49%      0.49%/(c)/
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     0.67%/(b)/     1.04%     1.84%    3.68%      3.09%/(c)/
----------------------------------------------------------------------------------------------------------------

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $294,818,533.
(c) Annualized.

            T A X-F R E E C A S H  R E S E R V E  P O R T F O L I O

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                                     INITIAL    ADDITIONAL
CLASS                                              INVESTMENTS* INVESTMENTS
---------------------------------------------------------------------------

Resource Class                                       $10,000    no minimum
---------------------------------------------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                           OPENING AN ACCOUNT                   ADDING TO AN ACCOUNT
------------------------------------------------------------------------------------------------------------------
Through a Financial        Contact your financial intermediary. Same
 Intermediary

                           The financial intermediary should
                           forward your completed account
                           application to the transfer
                           agent, AIM Investment Services,
                           Inc. P.O. Box 0843 Houston, TX
                           77001-0843 The financial
                           intermediary should call the
                           transfer agent at (800) 825-6858
                           to receive an account
                           number. Then, the intermediary
                           should use the following wire
                           instructions:
                           The Bank of New York ABA/Routing
                           #: 021000018 DDA 8900279915
                           For Further Credit to the fund and
                           Your Account #

By Telephone               Open your account as described       Call the transfer agent at (800) 825-6858 and wire
                           above.                               payment for your purchase order in accordance with
                                                                the wire instructions noted above.

By AIM LINK(R)             Open your account as                 Complete an AIM LINK(R) Agreement. Mail the
                           described above.                     application and agreement to the transfer
                                                                agent. Once your request for this option has
                                                                been processed, you may place your order via
                                                                AIM LINK.
------------------------------------------------------------------------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
-------------------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally before 3:00 p.m. Eastern
                                 Time in order to effect the redemption at that day's closing price.
                                 Orders for shares placed between 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
-------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT
The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.
Shareholders will accrue dividends until the day the fund wires redemption proceeds. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.

TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-6 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                                Tax-Free Cash Reserve Portfolio

                                                                     PROSPECTUS

                                                                  JULY 30, 2004


SWEEP CLASS

Tax-Free Cash Reserve Portfolio seeks to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Sweep Class of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
[_] is not FDIC insured;
[_] may lose value; and
[_] is not guaranteed by a bank.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

TABLE OF CONTENTS
--------------------------------------------------------------------------------

              INVESTMENT OBJECTIVE AND STRATEGIES                       1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PRINCIPAL RISKS OF INVESTING IN THE FUND                  1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              PERFORMANCE INFORMATION                                   2
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Annual Total Returns                                      2

              Performance Table                                         2

              FEE TABLE AND EXPENSE EXAMPLE                             3
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Fee Table                                                 3

              Expense Example                                           3

              FUND MANAGEMENT                                           4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              The Advisor                                               4

              Advisor Compensation                                      4

              OTHER INFORMATION                                         4
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Suitability for Investors                                 4

              Dividends and Distributions                               4

              Portfolio Holdings Information                            4

              FINANCIAL HIGHLIGHTS                                      6
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              SHAREHOLDER INFORMATION                                 A-1
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

              Distribution and Service (12b-1) Fees                   A-1

              Purchasing Shares                                       A-1

              Redeeming Shares                                        A-2

              Pricing of Shares                                       A-3

              Taxes                                                   A-3

              OBTAINING ADDITIONAL INFORMATION                 Back Cover
              _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), and AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------


The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.
  The fund seeks to meet its objective by investing in high quality short-term (remaining maturities of 397 days or less) municipal obligations, the interest on which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax. The fund will invest its assets so that at least 80% of the fund's income will be exempt from federal income taxes. The fund attempts to invest its assets so that all of the fund's annual interest income will be tax-exempt. The fund will limit its purchase of municipal securities to those (1) rated in the highest rating category by two nationally recognized statistical rating organizations (NRSRO); (2) rated by only one NRSRO, if they are rated in the highest category by that NRSRO; and (3) that are unrated and are deemed to be of comparable quality by the portfolio manager. The fund invests in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended.
  For cash management purposes, the fund may hold a portion of its assets in cash. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
  Municipal securities include debt obligations of varying maturities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. Municipal lease obligations, synthetic municipal securities and certain types of industrial revenue bonds are treated as municipal securities.
  The fund's portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but consider whether to sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
  In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------


An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
  The following factors could reduce the fund's income and/or share price:

.. sharply rising or falling interest rates;

.. downgrades of credit ratings or defaults of any of the fund's holdings; or

.. the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

  Synthetic municipal securities are short-term securities created by banks or other financial institutions that are collateralized by longer-term municipal securities. The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.-

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.

                                    [CHART]

  12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/03
  --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
   2.73%      3.73%      3.34%      3.55%      3.34%      3.14%      4.01%      2.65%      1.31%      0.88%


  The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

  The Institutional Class shares' year-to-date total return as of June 30, 2004 was 0.41%.

  During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.05% (quarter ended December 31, 2000) and its lowest quarterly return was 0.18% (quarter ended September 30, 2003).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

            (for the periods ended                         INCEPTION
            December 31, 2003)     1 YEAR 5 YEARS 10 YEARS   DATE
            --------------------------------------------------------

             Institutional Class    0.88%  2.39%    2.86%  04/18/83
            --------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2003 was 0.99%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------


FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                  (fees paid directly from              SWEEP
                  your investment)                      CLASS
                  -------------------------------------------

                  Maximum Sales Charge (Load)
                  Imposed on Purchases
                  (as a percentage of
                  offering price)
                                                        None

                  Maximum Deferred
                  Sales Charge (Load)
                  (as a percentage of original purchase
                  price or redemption
                  proceeds, whichever is less)
                                                        None

ANNUAL FUND OPERATING EXPENSES/1/
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

                       (expenses that are deducted SWEEP
                       from fund assets)           CLASS
                       ---------------------------------

                          Management Fees
                                                   0.21%

                          Distribution and/or
                          Service (12b-1) Fees
                                                   0.25

                          Other Expenses2
                                                   0.06

                          Total Annual Fund
                          Operating Expenses3
                                                   0.52
                       ---------------------------------

/1/ There is no guarantee that actual expenses will be the same as those shown in the table.
/2/ Other Expenses are based on estimated amounts for the current fiscal year. /3/ The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) Rule 12b-1 fees (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (viii) trustees' fees and
    (ix) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

  You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
                  -------------------------------------------

                  Sweep Class  $53    $167    $291     $653
                  -------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended March 31, 2004, the advisor received compensation of 0.16% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by customers of banks, certain broker-dealers and other institutions (institutions). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable federal and state laws regarding registration as broker-dealers, or that they are exempt from such registration.
  The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund, whose income is excluded from gross income for purposes of federal income taxes. An investment in the fund may relieve the institution of many of the investment and administrative burdens encountered when investing in municipal securities directly. These include: selection of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; selection and scheduling of maturities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping. It is anticipated that most investors will perform their own subaccounting.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day that the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business. The fund is authorized not to open for trading on a day that is otherwise a business day if the bond market association recommends that government securities dealers not open for trading; any such day will not be considered a business day. The fund also may close early on a business day if the bond market association recommends that government securities dealers close early.
  Dividends are paid on settled shares of the fund as of 3:30 p.m. Eastern Time. If the fund exercises its discretion to close early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains, if any, annually. The fund does not expect to realize any long-term capital gains and losses.

PORTFOLIO HOLDINGS INFORMATION
The fund makes available to institutions who maintain accounts with the fund, beneficial owners of the fund's shares and prospective investors (collectively, qualified persons), information regarding or derived from the fund's portfolio holdings (portfolio information). Portfolio information is also provided by the fund's advisor to rating organizations and by the fund's distributor to ranking organizations. Portfolio holdings and information derived from portfolio holdings,

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

including the maturity distribution of holdings, are available to qualified persons and ranking organizations daily, based on holdings in the fund as of the end of the prior month. Other information derived from portfolio holdings, including weighted average maturity, percentage weightings of types of securities and thirty-day, seven-day and one-day yield information, is available to qualified persons and to ranking organizations daily, based on weekly portfolio holdings. In addition, thirty-day yield, seven-day yield, one-day yield information, weighted average maturity information, the daily dividend factor and total net assets are available to qualified persons daily for the fund based on daily portfolio holdings. Rating organizations are provided additional information, including market-based net asset values, daily based on weekly portfolios. This information is provided to rating organizations solely in connection with the services they provide, is not used by such organizations for any other purpose and is kept confidential by such organizations.
  Qualified persons can obtain portfolio information by calling the distributor toll free at 800-659-1005, option 2, or by visiting the fund's website (http://www.aiminvestments.com). The fund distributor's vice president/sales and administration manager is authorized to determine whether any entity or individual is a qualified person or is acting on behalf of a qualified person, and to disclose portfolio information to such qualified person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 800-659-1005, option 1.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
  The information for the fiscal years 2004, 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information for the prior fiscal years or periods was audited by other public accountants.
  As of the date of this prospectus, the Sweep Class has not yet commenced operations, and, therefore, financial information is not available.

                                                                         INSTITUTIONAL CLASS
                                                     -----------------------------------------------------------
                                                                         YEAR ENDED MARCH 31,
                                                     -----------------------------------------------------------
                                                           2004          2003        2002       2001      2000
                                                     ----------       ----------  ----------  --------  --------
Net asset value, beginning of period                 $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                      0.01             0.01        0.02      0.04      0.03
-----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income             (0.01)           (0.01)      (0.02)    (0.04)    (0.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00       $     1.00  $     1.00  $   1.00  $   1.00
-----------------------------------------------------------------------------------------------------------------
Total return/(a)/                                          0.84%            1.22%       2.17%     3.95%     3.32%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,953,769       $1,321,224  $1,239,058  $929,921  $964,396
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers                                         0.22%/(b)/       0.22%       0.22%     0.20%     0.20%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      0.27%/(b)/       0.27%       0.28%     0.29%     0.29%
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets       0.83%/(b)/       1.20%       2.01%     3.84%     3.25%
-----------------------------------------------------------------------------------------------------------------

/(a)/ Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
/(b)/ Ratios are based on average daily net assets of $1,742,638,492.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows the fund to pay distribution and service fees to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT
The minimum investments for fund accounts are as follows:

                                    INITIAL    ADDITIONAL
                      CLASS       INVESTMENTS* INVESTMENTS
                      ------------------------------------

                      Sweep Class
                                    $10,000
                                               no minimum
                      ------------------------------------

* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
-------------------------------------------------------------------------------

                         OPENING AN ACCOUNT                                ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
Through a Financial      Contact your financial                            Same
 Intermediary            intermediary.
                         The financial
                         intermediary should
                         forward your completed
                         account application to
                         the transfer agent, AIM
                         Investment Services,
                         Inc. P.O. Box
                         0843 Houston, TX
                         77001-0843 The
                         financial intermediary
                         should call the
                         transfer agent at (800)
                         659-1005 to receive an
                         account number. Then,
                         the intermediary should
                         use the following wire
                         instructions:

                         The Bank of New
                         York ABA/Routing #:
                         021000018 DDA 8900279915
                         For Further Credit to the fund and Your Account #

By Telephone             Open your account as                              Call the transfer agent at (800) 659-1005 and wire
                         described above.                                  payment for your purchase order in accordance with
                                                                           the wire instructions noted above.

By AIM LINK(R)           Open your account as                              Complete an AIM LINK(R) Agreement. Mail the
                         described above.                                  application and agreement to the transfer agent. Once
                                                                           your request for this option has been processed, you
                                                                           may place your order via AIM LINK.
--------------------------------------------------------------------------------------------------------------------------------

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------


AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in the fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the fund.

REDEEMING SHARES

REDEMPTION FEES
We will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
-----------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary Contact your financial intermediary.

                                 Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's instructions before
                                 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                     A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK(R)                   Place your redemption request via AIM LINK. The transfer agent must receive your redemption request normally before 3:00 p.m. Eastern Time in order to effect the redemption at that day's closing price. Orders for shares placed between 3:00 and 3:30 p.m. Eastern Time may only be transmitted by telephone.
-----------------------------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

The fund determines its net asset value as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  We will normally wire payment for redemptions received prior to 12:30 p.m. Eastern Time on the same day. A redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time will be effected at the net asset value next determined after receipt of the order (either 3:00 p.m. Eastern Time or 3:30 p.m. Eastern Time, as applicable) and proceeds will normally be wired on the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined as of 10:00 a.m. Eastern Time on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.
  If the fund exercises its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed, you may request the dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and we are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY AIM LINK(R)
If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUND
If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

             T A X-F R E E C A S H R E S E R V E P O R T F O L I O

--------------------------------------------------------------------------------

 The fund and its agents reserve the right at any time to:
..  reject or cancel any part of any purchase order;
.. modify any terms or conditions of purchase of shares of the fund; or .. withdraw all or any part of the offering made by this prospectus.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares four times on each business day as of 10:00 a.m. Eastern Time, 12:30 p.m. Eastern Time, 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time.
  If the fund uses its discretion to close early on a business day, as described in the "Other Information--Dividends and Distributions--Dividends" section of this prospectus, it will calculate its net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
  The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the financial intermediary through which you place purchase and redemption orders, in turn, places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day. On any day the fund closes early, the fund will determine the net asset value thirty minutes prior to the time it wishes to close and at the time the fund actually closes. During the thirty-minute period between these two net asset value determinations, the fund may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders.
TAXES
You will not be required to include the "exempt-interest" portion of dividends paid by the fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax return. Exempt-interest dividends from the fund may be subject to state and local income taxes, may give rise to a federal alternative minimum tax liability, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you. The fund intends to avoid investment in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. The fund will try to avoid investments that result in taxable dividends.
  To the extent that dividends paid by the fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the fund for the particular days in which you hold shares.
  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the fund to pay exempt-interest dividends might be adversely affected.

Obtaining Additional Information
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, D.C.; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

  Tax-Free Cash Reserve Portfolio, a series of Tax-Free Investments Trust SEC 1940 Act file number: 811-2731

                 BY MAIL:         AIM Investment Services, Inc.
                                  P. O. Box 0843
                                  Houston, TX 77001-0843

                 BY TELEPHONE:    (800) 877-7745

                 ON THE INTERNET: You can send us a request
                                  by e-mail or download
                                  prospectuses, annual or
                                  semiannual reports via our
                                  website:
                                  HTTP://WWW.AIMINVESTMENTS.COM

AIMinvestments.com            [LOGO]

                   TFIT-PRO-7 Your goals. Our solutions.(R) AIM INVESTMENTS(R)

                                 STATEMENT OF
                            ADDITIONAL INFORMATION

                          TAX-FREE INVESTMENTS TRUST

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                (800) 659-1005

                               -----------------

     THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH CLASS OF THE TAX-FREE CASH RESERVE PORTFOLIO OF TAX-FREE INVESTMENTS TRUST LISTED BELOW.
                                THIS STATEMENT
     OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ
          IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASSES OF THE TAX-FREE CASH RESERVE PORTFOLIO LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY
        PROSPECTUS FOR ANY CLASS OF THE TAX-FREE CASH RESERVE PORTFOLIO
                          LISTED BELOW BY WRITING TO:

                         AIM INVESTMENT SERVICES, INC.
                                 P.O. BOX 0843
                           HOUSTON, TEXAS 77001-0843
                         OR BY CALLING (800) 659-1005

                               -----------------

        THIS STATEMENT OF ADDITIONAL INFORMATION, DATED JULY 30, 2004,
                    RELATES TO THE FOLLOWING PROSPECTUSES:

                              CLASS               DATED
                              -----               -----
                      Cash Management Class   July 30, 2004
                       Institutional Class    July 30, 2004
                    Personal Investment Class July 30, 2004
                    Private Investment Class  July 30, 2004
                          Reserve Class       July 30, 2004
                         Resource Class       July 30, 2004
                           Sweep Class        July 30, 2004

                          TAX-FREE INVESTMENTS TRUST
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
GENERAL INFORMATION ABOUT THE TRUST..........................................   1
   Portfolio History.........................................................   1
   Shares of Beneficial Interest.............................................   1
DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS...................   2
   Classification............................................................   2
   Investment Strategies and Risks...........................................   2
       Debt Investments......................................................   5
       Other Investments.....................................................   6
       Investment Techniques.................................................   7
   Diversification Requirements..............................................   9
   Portfolio Policies........................................................   9
   Temporary Defensive Positions.............................................  11
MANAGEMENT OF THE TRUST......................................................  11
   Board of Trustees.........................................................  11
   Management Information....................................................  11
       Trustee Ownership of Portfolio Shares.................................  12
       Factors Considered in Approving the Investment Advisory Agreement.....  12
   Compensation..............................................................  13
       Retirement Plan For Trustees..........................................  13
       Deferred Compensation Agreements......................................  13
   Codes of Ethics...........................................................  13
   Proxy Voting Policies.....................................................  14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................  14
INVESTMENT ADVISORY AND OTHER SERVICES.......................................  14
   Investment Advisor........................................................  14
   Service Agreements........................................................  15
   Other Service Providers...................................................  15
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................  15
   Brokerage Transactions....................................................  15
   Commissions...............................................................  16
   Brokerage Selection.......................................................  16
   Directed Brokerage (Research Services)....................................  17
   Regular Brokers or Dealers................................................  17
   Allocation of Portfolio Transactions......................................  17
PURCHASE, REDEMPTION AND PRICING OF SHARES...................................  17
   Purchase and Redemption of Shares.........................................  17
   Offering Price............................................................  18
   Calculation of Net Asset Value............................................  18
   Redemption in Kind........................................................  18
   Backup Withholding........................................................  19
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................  19
   Dividends and Distributions...............................................  19
   Tax Matters...............................................................  20
DISTRIBUTION OF SECURITIES...................................................  23
   Distribution Plan.........................................................  23
   Distributor...............................................................  24
BANKING REGULATIONS..........................................................  25
CALCULATION OF PERFORMANCE DATA..............................................  25
   Yield Quotation...........................................................  25
   Performance Information...................................................  26
REGULATORY INQUIRIES AND PENDING LITIGATION..................................  27

   APPENDICES:
   RATINGS OF DEBT SECURITIES........................................... A-1
   TRUSTEES AND OFFICERS................................................ B-1
   TRUSTEE COMPENSATION TABLE........................................... C-1
   PROXY VOTING POLICIES................................................ D-1
   CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................. E-1
   MANAGEMENT FEES...................................................... F-1
   ADMINISTRATIVE SERVICES FEES......................................... G-1
   BROKERAGE COMMISSIONS................................................ H-1
   DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF
     REGULAR BROKERS OR DEALERS......................................... I-1
   AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION
     PLAN............................................................... J-1
   ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN......... K-1
   PERFORMANCE DATA..................................................... L-1
   REGULATORY INQUIRIES AND PENDING LITIGATION.......................... M-1
   FINANCIAL STATEMENTS.................................................  FS

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

   Tax-Free Investments Trust (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of one portfolio: Tax-Free Cash Reserve Portfolio (the "Portfolio"). Under the Agreement and Declaration of Trust, dated July 22, 2003 (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

   The Trust was originally incorporated on January 24, 1977 as Tax-Free Investments Co. ("TFIC"), a Maryland corporation. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985 and was reorganized as a Maryland corporation on May 1, 1992. The Trust was reorganized as a Delaware statutory trust on November 4, 2003. The Portfolio acquired all the assets and assumed all of the liabilities of Cash Reserve Portfolio, the sole series portfolio with the corresponding name of Tax-Free Investments Co. All historical, financial and other information contained in this Statement of Additional Information for periods prior to November 4, 2003 relating to the Portfolio (or a class thereof) is that of the predecessor portfolio (or the corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

   Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

   The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the Portfolio. These assets constitute the underlying assets of the Portfolio, are segregated on the Portfolio's books of account, and are charged with the expenses of the Portfolio and its respective classes. The Portfolio allocates any general expenses of the Trust not readily identifiable as belonging to the Portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

   Each share of the Portfolio represents an equal proportionate interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income belonging to the Portfolio as are declared by the Board. The Portfolio offers seven separate classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the Portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class.

   All classes of shares of the Portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

   Except as specifically noted above, shareholders of the Portfolio are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares of the Portfolio. However, on matters affecting an individual class of shares, a separate vote of shareholders of the class is required. Shareholders of a class are not entitled to vote on any matter which does not affect the class but that requires a separate vote of another class. An example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of the Portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

   Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Portfolio is unable to meet is obligations and the complaining party is not held to be bound by the disclaimer.

   The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

   SHARE CERTIFICATES. Shareholders of the Portfolio do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

          DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

CLASSIFICATION

   The Trust is an open-end management investment company. The Portfolio is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

   The table on the following pages identifies various securities and investment techniques used by A I M Advisors, Inc. ("AIM") in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage the Portfolio. The Portfolio may not use all of these techniques at any one time. The Portfolio's transactions in a particular security or use of a particular technique is subject to limitations imposed by the Portfolio's investment objective, policies and restrictions described in the Portfolio's Prospectuses and/or this Statement of Additional Information, as well as federal securities laws. The Portfolio's investment objective, policies, strategies and practices are non-fundamental. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Portfolio utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio's Prospectuses; where a particular type of security or investment technique is not discussed in the Portfolio's Prospectuses, that security or investment technique is not a principal investment strategy.

                          TAX-FREE INVESTMENTS TRUST
                SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                                  TAX-FREE
SECURITY/INVESTMENT TECHNIQUE                              CASH RESERVE PORTFOLIO
---------------------------------------------------------------------------------
                                       EQUITY INVESTMENTS
---------------------------------------------------------------------------------
Common Stock
---------------------------------------------------------------------------------
Preferred Stock
---------------------------------------------------------------------------------
Convertible Securities
---------------------------------------------------------------------------------
Alternative Equity Securities
---------------------------------------------------------------------------------
                                       FOREIGN INVESTMENTS
---------------------------------------------------------------------------------
Foreign Securities
---------------------------------------------------------------------------------
Foreign Government Obligations
---------------------------------------------------------------------------------
Foreign Exchange Transactions
---------------------------------------------------------------------------------
                                        DEBT INVESTMENTS
---------------------------------------------------------------------------------
U.S. Government Obligations
---------------------------------------------------------------------------------
Rule 2a-7 Requirements                                               X
---------------------------------------------------------------------------------
Mortgage-Backed and Asset-Backed
Securities
---------------------------------------------------------------------------------
Collateralized Mortgage Obligations
---------------------------------------------------------------------------------
Bank Instruments
---------------------------------------------------------------------------------
Commercial Instruments
---------------------------------------------------------------------------------
Participation Interests
---------------------------------------------------------------------------------
Municipal Securities                                                 X
---------------------------------------------------------------------------------
Municipal Lease Obligations                                          X
---------------------------------------------------------------------------------
Investment Grade Corporate Debt
Obligations                                                          X
---------------------------------------------------------------------------------
Junk Bonds
---------------------------------------------------------------------------------
Liquid Assets                                                        X
---------------------------------------------------------------------------------
                                        OTHER INVESTMENTS
---------------------------------------------------------------------------------
REITs
---------------------------------------------------------------------------------
Other Investment Companies                                           X
---------------------------------------------------------------------------------
Defaulted Securities
---------------------------------------------------------------------------------
Municipal Forward Contracts
---------------------------------------------------------------------------------
Variable or Floating Rate Instruments                                X
---------------------------------------------------------------------------------
Indexed Securities
---------------------------------------------------------------------------------
Zero-Coupon and Pay-in-Kind Securities
---------------------------------------------------------------------------------
Synthetic Municipal Instruments                                      X

                                                                      TAX-FREE
SECURITY/INVESTMENT TECHNIQUE                                  CASH RESERVE PORTFOLIO
-------------------------------------------------------------------------------------
                                         INVESTMENT TECHNIQUES
-------------------------------------------------------------------------------------
Delayed Delivery Transactions                                            X
-------------------------------------------------------------------------------------
When-Issued Securities                                                   X
-------------------------------------------------------------------------------------
Short Sales
-------------------------------------------------------------------------------------
Margin Transactions
-------------------------------------------------------------------------------------
Swap Agreements
-------------------------------------------------------------------------------------
Interfund Loans                                                          X
-------------------------------------------------------------------------------------
Borrowing                                                                X
-------------------------------------------------------------------------------------
Lending Portfolio Securities
-------------------------------------------------------------------------------------
Repurchase Agreements
-------------------------------------------------------------------------------------
Reverse Repurchase Agreements
-------------------------------------------------------------------------------------
Dollar Rolls
-------------------------------------------------------------------------------------
Illiquid Securities                                                      X
-------------------------------------------------------------------------------------
Rule 144A Securities                                                     X
-------------------------------------------------------------------------------------
Unseasoned Issuers
-------------------------------------------------------------------------------------
Portfolio Transactions
-------------------------------------------------------------------------------------
Sale of Money Market Securities                                          X
-------------------------------------------------------------------------------------
Standby Commitments
-------------------------------------------------------------------------------------
                                              DERIVATIVES
-------------------------------------------------------------------------------------
Equity-Linked Derivatives
-------------------------------------------------------------------------------------
Put Options
-------------------------------------------------------------------------------------
Call Options
-------------------------------------------------------------------------------------
Straddles
-------------------------------------------------------------------------------------
Warrants
-------------------------------------------------------------------------------------
Futures Contracts and Options on Futures
Contracts
-------------------------------------------------------------------------------------
Forward Currency Contracts
-------------------------------------------------------------------------------------
Cover

Debt Investments

   RULE 2A-7 REQUIREMENTS. Money market instruments in which the Portfolio will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from a NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from a NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO.

   The Portfolio will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.

   MUNICIPAL SECURITIES. "Municipal Securities" include debt obligations of states, territories or possessions of the United States and District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

   Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipally. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters--Tax Matters."

   The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities in the Portfolio will vary from time to time.

   Municipal Securities also include the following securities:

  . Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

  . Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

  . Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

  . Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

   Subsequent to its purchase by the Portfolio, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by the Portfolio. Neither event would require the Portfolio to dispose of the security, but AIM will consider such events to be relevant in determining whether the Portfolio should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Portfolio will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

   There is a risk that some or all of the interest received by the Portfolio from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service.

   Maturities. The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by holders of a class of a Portfolio will be the yield realized by the Portfolio on its investments reduced by the general expenses of the Company and those expenses attributable to such class. The market values of the Municipal Securities held by the Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

   The Portfolio will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Portfolio invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Portfolio is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

   MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. The Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

   INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. The Portfolio may invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations and short-term fixed income securities; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks. The Portfolio may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Portfolio generally intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

   LIQUID ASSETS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash.

   Descriptions of debt securities ratings are found in Appendix A.

Other Investments

   OTHER INVESTMENT COMPANIES. With respect to the Portfolio's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Portfolio has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Portfolio.

   The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies.

   VARIABLE OR FLOATING RATE INSTRUMENTS. The Portfolio may invest in Eligible Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by the Portfolio are subject to payment of principal and accrued interest (usually within seven days) on the Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of the Portfolio. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Portfolio.

   SYNTHETIC MUNICIPAL INSTRUMENTS. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. The Portfolio may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificate evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to a liquidity provider at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

   All such instruments must meet the minimum quality standards required for the Portfolio's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Portfolio, AIM considers the creditworthiness of the issuer of the Underlying Bond, a liquidity provider and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

   The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

Investment Techniques

   DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by the Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolio may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

   Investment in securities on a delayed delivery basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolio will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

   The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer the delayed delivery securities prior to settlement.

   WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

   Securities purchased on a when-issued basis and the securities held in the Portfolio's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if the Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Portfolio to meet its obligations under when-issued commitments, the Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation).

   Investment in securities on a when-issued basis may increase the Portfolio's exposure to market fluctuation and may increase the possibility that the Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolio will employ techniques designed to reduce such risks. If the Portfolio purchases a when-issued security, the Portfolio will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolio's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by the Portfolio if, as a result, more than 25% of the Portfolio's total assets would become so committed.

   MARGIN TRANSACTIONS AND SHORT SALES. The Portfolio does not intend to engage in margin transactions or short sales of securities. The Portfolio will not sell securities short or purchase any securities on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

   INTERFUND LOANS. The Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by AIM (the "AIM Funds") and the Portfolio may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, the Portfolio cannot make any additional investments. If the Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, the Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolio to lend its securities to other AIM Funds is subject to certain other terms and conditions.

   BORROWING. The Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely.

   ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

   The Portfolio may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolio from disposing of them promptly at reasonable prices. The Portfolio may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

   RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio's restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review the Portfolio's holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolio complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolio's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

   SALE OF MONEY MARKET SECURITIES. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity. However, AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure. AIM may also dispose of any portfolio securities prior to maturity to meet redemption requests, and as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

DIVERSIFICATION REQUIREMENTS

   As a money market fund, the Portfolio is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.

   The issuer diversification requirement provides that the Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal and interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.

   The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Portfolio may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Portfolio to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).

PORTFOLIO POLICIES

   FUNDAMENTAL RESTRICTIONS. The Portfolio is subject to the following investment restrictions, which may be changed only by a vote of the lesser of
(i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.

      (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

      (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments; or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

      (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

      (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

      (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

      (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

      (9) The Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

      (10) The Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

   The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which AIM must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

   NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities.

      (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an AIM Advised Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end portfolio, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in futures contracts and options thereon or invest in securities that are secured by physical commodities.

   The Portfolio will not invest 25% of its assets in: (i) securities whose issuers are located in the same state; (ii) securities the interest upon which is paid from revenues of similar type projects; and (iii) industrial development bonds. The policy described in (ii) does not apply, however, if the securities are subject to a guarantee. For securities subject to a guarantee, the Portfolio does not intend to purchase any such security if, after giving effect to the purchase, 25% or more of the Portfolio's assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

TEMPORARY DEFENSIVE POSITIONS

   In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a portion of its assets in cash or cash equivalents.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

   The overall management of the business and affairs of the Portfolio and the Trust is vested in the Board. The Board approves all significant agreements between the Trust, on behalf of the Portfolio, and persons or companies furnishing services to the Portfolio. The day-to-day operations of the Portfolio are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the Portfolio and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

   The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

   The standing committees of the Board are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing Issues.

   The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward
K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Portfolio (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between Portfolio management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Portfolio; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation, (iv) assisting the Board's oversight of the Portfolio's compliance with legal and regulatory requirements that relate to the Portfolio's accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by Section 10A of the Securities Exchange Act of 1934, pre-approving, all permissible non-audit services that are provided to the Portfolio by its independent auditors; (vi) pre-approving, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolio's independent auditors to the Portfolio's investment advisor and certain other affiliated entities, and (vii) to the extent required by Regulation 14A, preparing an audit committee report for inclusion in the Portfolio's annual proxy statement. During the fiscal year ended March 31, 2004, the Audit Committee held nine meetings.

   The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Lewis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment; (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.

   The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended March 31, 2004, the Governance Committee held six meetings.

   Notice procedures set forth in the Trust's bylaws require that any shareholder of the Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90/th/ day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120/th/ day prior to the shareholder meeting.

   The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Vice Chair), Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended March 31, 2004, the Investments Committee held four meetings.

   The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair) and Miss Quigley (Vice Chair). The Valuation Committee meets on an ad hoc basis, when the Board is not available to review matters related to valuation. During the fiscal year ended March 31, 2004, the Valuation Committee did not meet.

   The members of the Special Committee Relating to Market Timing Issues are Messrs. Crockett; Dowden, Dunn and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Portfolio ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended March 31, 2004, the Special Committee Relating to Market Timing Issues held three meetings.

Trustee Ownership of Portfolio Shares

   The dollar range of equity securities beneficially owned by each trustee (i) in the Portfolio and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

   The advisory agreement with AIM (the "Advisory Agreement") was re-approved for the Portfolio by the Board at a meeting held on June 7-9, 2004. In evaluating the fairness and reasonableness of the Advisory Agreement, the Board considered a variety of factors for the Portfolio, including: the requirements of the Portfolio for investment supervisory and administrative services; the quality of AIM's services, including a review of the Portfolio's investment performance, if applicable, and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by the Portfolio as a percentage of its assets and in relationship to contractual limitations; any fee waivers (or payments of Portfolio expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to the Portfolio, including soft dollar arrangements, and the extent to which the Portfolio shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between the Portfolio and AIM.

   In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of the Portfolio may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that the Portfolio may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that the Portfolio will not receive reduced services if it invests its cash balances in such money market funds.

   After consideration of these factors, the Board found that with respect to the Portfolio: (i) the services provided to the Portfolio and its shareholders were adequate; (ii) the Advisory Agreement was fair and reasonable under the circumstances; and (iii) the fees payable under the Advisory Agreement would have been obtained through arm's length negotiations. The Board therefore concluded that the Portfolio's Advisory Agreement was in the best interests of the Portfolio and its shareholders and approved the Advisory Agreement.

COMPENSATION

   Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component.

   Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.

Retirement Plan For Trustees

   The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

   The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

   Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefit will equal 75% of the trustee's annual retainer paid or accrued by any Covered Portfolio to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Portfolio and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lessor of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

   Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Board, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a director of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODES OF ETHICS

   AIM, the Trust and Fund Management Company ("FMC") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolio, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

   The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Portfolio to the Portfolio's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix D.

   Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of the Portfolio's proxy voting record.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   Information about the ownership of each class of the Portfolio's shares by beneficial or record owners of the Portfolio and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of the Portfolio is presumed to "control" the Portfolio.

                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

   AIM, the Portfolio's investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

   As investment advisor, AIM supervises all aspects of the Portfolio's operations and provides investment advisory services to the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolio.

   AIM is also responsible for furnishing to the Portfolio, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolio, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolio's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

   The Master Investment Advisory Agreement provides that the Portfolio will pay or cause to be paid all expenses of the Portfolio not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to director and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of the Portfolio in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolio's shareholders.

   AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

   Pursuant to the Master Investment Advisory Agreement with the Trust, AIM receives a monthly fee from the Portfolio calculated at the following annual rates, based on the average daily net assets of the Portfolio during the year:

              PORTFOLIO NAME                 NET ASSETS        ANNUAL RATE
              --------------                 ----------        -----------
      Tax-Free Cash Reserve Portfolio    First $500 million       0.25%
                                      Amount over $500 million    0.20%

   AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio.

   AIM has voluntarily agreed to waive a portion of advisory fees payable by the Portfolio. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of the Portfolio's investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board. See "Description of the Portfolio and Its Investments and Risks--Investment Strategies and Risks--Other Investments--Other Investment Companies."

   The management fees payable by the Portfolio, the amounts waived by AIM and the net fees paid by the Portfolio for the last three fiscal years ended March 31 are found in Appendix F.

SERVICE AGREEMENTS

   ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to the Portfolio which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Portfolio reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to portfolio accounting services.

   Administrative services fees paid to AIM by the Portfolio for the last three fiscal years ended March 31 are found in Appendix G.

OTHER SERVICE PROVIDERS

   TRANSFER AGENT. AIM Investment Services, Inc. ("AIS") (formerly, A I M Fund Services, Inc.), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Portfolio.

   The Transfer Agency and Service Agreement between the Trust and AIS provides that AIS will perform certain shareholder services for the Portfolio. The Transfer Agency and Service Agreement provides that AIS will receive an asset based fee plus certain out-of-pocket expenses. AIS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

   SUB-ACCOUNTING. The Trust and FMC have arranged for AIS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing AIM LINK(R) may receive sub-accounting services.

   CUSTODIAN. The Bank of New York (the "Custodian"), 100 Church Street, New York, New York 10286, is custodian of all securities and cash of the Portfolio.

   Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolio, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolio and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

   AUDITORS. The Portfolio's independent public accountants are responsible for auditing the financial statements of the Portfolio. The Board has selected Ernst & Young LLP, 1401 McKinney, Suite 1200, Houston, Texas 77010-4035, as the independent public accountants to audit the financial statements of the Portfolio.

   COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

   AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Brokerage Selection" below.

   Some of the securities in which the Portfolio invests are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

   The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

   Brokerage commissions, if any, paid by the Portfolio for the last three fiscal years ended March 31 are found in Appendix H.

COMMISSIONS

   During the last three fiscal years ended March 31 the Portfolio did not pay brokerage commissions to brokers affiliated with the Portfolio, AIM, FMC, or any affiliates of such entities.

   The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

   Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

   Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

   The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to provide a more in-depth analysis of a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some

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broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

   In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

   AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. Portfolio transactions also may be effected through broker-dealers that recommend the Portfolio to their clients, or that act as an agent in the purchase of the Portfolio's shares for their clients. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.

DIRECTED BROKERAGE (RESEARCH SERVICES)

   Directed brokerage (research services), if any, paid by the Portfolio during the last fiscal year ended March 31, 2004 are found in Appendix I.

REGULAR BROKERS OR DEALERS

   Information concerning the Portfolio's acquisition of securities of its regular brokers or dealers during the last fiscal year ended March 31, 2004 is found in Appendix I.

ALLOCATION OF PORTFOLIO TRANSACTIONS

   AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

   Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

   Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIS at P. O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AIS.

   Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AIS all required information and documentation with respect to the investor. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolio for any overdraft charges incurred.

   A financial intermediary may submit a written request to AIS for correction of transactions involving Portfolio shares. If AIS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Portfolio for any resulting loss.

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

   An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Portfolio, except through the reinvestment of distributions.

   Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to AIS in writing. AIS may request additional documentation.

   AIS may request that an intermediary maintain separate master accounts in the Portfolio for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

   Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

   The offering price per share of the Portfolio is $1.00. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

CALCULATION OF NET ASSET VALUE

   For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio; (d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

   The Portfolio uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolio's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Portfolio of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

   The Portfolio may use the amortized cost method to determine its net asset value so long as the Portfolio does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Portfolio of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

   The Board has established procedures designed to stabilize the Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share.

REDEMPTION IN KIND

   The Portfolio will not redeem shares representing an interest in the Portfolio in kind (i.e. by distributing its portfolio securities).

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

BACKUP WITHHOLDING

   Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

   Each AIM Fund and other payers, must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Portfolio with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, backup withholding does not apply to exempt-interest dividends.

   An investor is subject to backup withholding if:

      1. the investor fails to furnish a correct TIN to the Portfolio, or

      2. the IRS notifies the Portfolio that the investor furnished an incorrect TIN, or

      3. the investor or the Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

      4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

      5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

   Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

   Certain payees and payments are exempt from backup withholding and information reporting. AIM or AIS will not provide Form 1099 to those payees.

   Investors should contact the IRS if they have any questions concerning withholding.

   IRS PENALTIES--Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

   NON-RESIDENT ALIENS--Non-resident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                   DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

   It is the present policy of the Portfolio to declare dividends on each business day and pay dividends monthly. It is the Portfolio's intention to distribute substantially all of its net investment income and realized net capital gains. The Portfolio does not expect to realize any long-term capital gains and losses.

   Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to AIS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

   All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption are paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid

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

on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern time on that day.

   The dividends accrued and paid for each class of shares of the Portfolio will consist of (a) interest accrued and discounts earned less amortization of premiums, if any, for the portfolio to which such class relates, allocated based upon such class' pro rata share of the total shares outstanding which relate to such portfolio, less (b) Portfolio expenses accrued for the applicable dividend period attributable to such portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

   Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

   The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

   QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.

   In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, the Portfolio may be required to sell portfolio holdings to meet this requirement.

   In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

   If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders.

   DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount

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

which accrued during the period of time the Portfolio held the debt obligation unless the Portfolio made an election to accrue market discount into income. If the Portfolio purchases a debt obligation that was originally issued at a discount, the Portfolio is generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

   EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

   For purposes of the excise tax, a regulated investment company shall (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

   The Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolio may elect to pay a minimal amount of excise tax.

   PORTFOLIO DISTRIBUTIONS. The Portfolio intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax. Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Portfolio of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.

   AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends paid by the Portfolio to a noncorporate shareholder may not exceed a maximum rate of 15%. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from the AMT.

   Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

   The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

   The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for non-corporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

   Distributions by the Portfolio that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

   Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolio (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

   Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

   SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to a maximum tax rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares, and any such loss will be disallowed to the extent of any exempt-interest dividends that were received within the six-month period. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

   BACKUP WITHHOLDING. The Portfolio may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchases, Redemption and Pricing of Shares--Backup Withholding."

   FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a class, capital gain dividends, exempt-interest dividends and amounts retained by the Portfolio that are designated as undistributed net capital gain.

   If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

   In the case of foreign non-corporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

   Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and instructions, please contact your tax adviser or the IRS.

   Transfers by gift of shares of the Portfolio by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

   The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

   EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 22, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

   Rules of state and local taxation of ordinary income, exempt-interest and capital gain dividends differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                          DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

   The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class (the "Plan"). The Portfolio, pursuant to the Plan, pays FMC compensation at the annual rate, shown immediately below, of the Portfolio's average daily net assets.

                     CLASS                     ANNUAL RATE
                     -------------------------------------
                     Cash Management Class        0.10%
                     -------------------------------------
                     Personal Investment Class    0.75%
                     -------------------------------------
                     Private Investment Class     0.50%
                     -------------------------------------
                     Reserve Class                1.00%
                     -------------------------------------
                     Resource Class               0.20%
                     -------------------------------------
                     Sweep Class                  0.25%

   The Plan compensates FMC for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Portfolio. Such activities include, but are not limited to the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

   Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by FMC on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC at any given time, the Portfolio will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

   FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

   The Portfolio may pay a service fee of up to 0.25% of the average daily net assets of the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class to selected dealers, banks and financial institutions or their affiliates, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Portfolio. Under the terms of a shareholder service agreement, such personal shareholder services include (i) answering customer inquiries regarding the shares of these classes and the Portfolio; (ii) assisting customers in changing dividend options, account designations and addresses; (iii) performing sub-accounting; (iv) establishing and maintaining shareholder accounts and records; (v) processing purchase and redemption transactions; (vi) automatic investment of customer cash account balances in the shares of these classes; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (viii) arranging for bank wires; and (ix) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation.

   Under a Shareholder Service Agreement, the Portfolio agrees to pay periodically fees to selected dealers, banks and other financial institutions or their affiliates who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Portfolio during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolio shares purchased. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolio shares are held.

   Selected dealers and other institutions entitled to receive compensation for selling Portfolio shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Portfolio on an agency basis, may receive payments from the Portfolio pursuant to the Plan. FMC does not act as principal, but rather as agent for the Portfolio, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Portfolio and not of FMC.

   Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

   See Appendix J for a list of the amounts paid by each class of shares of the Portfolio to FMC pursuant to the Plan for the year, or period, ended March 31, 2004 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of the Portfolio pursuant to the Plan for the year or period ended March 31, 2004.

   As required by Rule 12b-1, the Plan and related form of Shareholder Service Agreement was approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio and its respective shareholders.

   The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolio and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio.

   Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan may be terminated as to the Portfolio or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

   Any change in the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

   The Trust has entered into a master distribution agreement relating to the Portfolio (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which FMC acts as the distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P. O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with FMC. See "Management of the Trust."

   The Distribution Agreement provides FMC with the exclusive right to distribute the shares of each class of the Portfolio on a continuous basis directly and through other broker-dealers with whom FMC has entered into selected dealer agreements. FMC has not undertaken to sell any specified number of shares of any classes of the Portfolio. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

   The Trust (on behalf of any class of the Portfolio) or FMC may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

   FMC may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              BANKING REGULATIONS

   On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. Generally, this Act removed the regulatory barriers previously established among banks and bank holding companies, insurance companies, and broker-dealers. Various provisions of this Act became effective immediately, while others were phased in after enactment.

   Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. The revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. As of the date of this Statement of Additional Information, the SEC is not requiring compliance with the provisions of the Gramm-Leach-Bliley Act related to the definition of broker. Once the SEC begins to enforce these provisions of the Act (and any rules or regulations related thereto), banks may be required to reassess their activities to determine whether registration as a broker is appropriate.

                        CALCULATION OF PERFORMANCE DATA

   Although performance data may be useful to prospective investors when comparing the Portfolio's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by the Portfolio.

YIELD QUOTATION

   Yield is a function of the type and quality of the Portfolio's investments, the maturity of the securities held in the Portfolio and the operating expense ratio of the Portfolio. Yield is computed in accordance with standardized formulas described below and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time.

   The Portfolio's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Portfolio's yield after taxes. Tax equivalent yields are calculated by dividing the Portfolio's yield by one minus a stated tax rate (if only a portion of the Portfolio's yield was tax-exempt, only that portion would be adjusted in the calculation).

   Income calculated for purposes of calculating the Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Portfolio may differ from the rate of distributions from the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

   The standard formula for calculating yield for the Portfolio is as follows:

                        YIELD = 2[((a-b)/(c x d)+1)6-1]

   Where a   =   dividends and interest earned during a stated 30-day
                 period. For purposes of this calculation, dividends are
                 accrued rather than recorded on the ex-dividend date.
                 Interest earned under this formula must generally be
                 calculated based on the yield to maturity of each
                 obligation (or, if more appropriate, based on yield to call date).
         b   =   expenses accrued during period (net of reimbursements).
         c   =   the average daily number of shares outstanding during the
                 period.
         d   =   the maximum offering price per share on the last day of the period.

   The standard formula for calculating annualized yield for the Portfolio is as follows:

                   Y =       (V\\1\\ - V\\0\\)        x   365
                       -----------------                  ---
                                  V\\0\\                   7

 Where Y      =   annualized yield.
       V\\0\\ =   the value of a hypothetical pre-existing account in the
                  Portfolio having a balance of one share at the beginning of a stated seven-day period.
                  the value of such an account at the end of the stated
       V\\1\\ =   period.

   The standard formula for calculating effective annualized yield for the Portfolio is as follows:

        EY = (Y + 1)365/7 - 1

             Where EY  =   effective annualized yield.
                   Y   =   annualized yield, as determined above.

   The yield for each class of the Portfolio is found in Appendix L.

PERFORMANCE INFORMATION

   From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

   The performance of the Portfolio will vary from time to time and past results are not necessarily indicative of future results.

   Yield figures for the Portfolio is neither fixed nor guaranteed. The Portfolio may provide performance information in reports, sales literature and advertisements. The Portfolio may also, from time to time, quote information about the Portfolio published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Portfolio. The following is a list of such publications or media entities:

   ABA Banking Journal  CFO Magazine               Pensions & Investments

   The Portfolio may also compare its performance to performance data of similar mutual funds as published by the following services:

   Bank Rate Monitor    iMoney Net, Inc.           TeleRate
   Bloomberg            Money Fund Averages        Weisenberger
   Donoghue's           Mutual Fund Values
   Lipper, Inc.         (Morningstar) Stanger

   The Portfolio's performance may also be compared in advertising to the performance of comparative benchmarks such as the following: Consumer Price Index, Lehman Municipal Bond Fund Index and Standard & Poor's 500 Stock Index.

   The Portfolio may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

   Overnight--30 day Treasury Repurchase Agreements
   90 day Treasury Bills
   90-180 day Commercial Paper

   Advertising for the Portfolio may from time to time include discussions of general economic conditions and interest rates. Advertising for the Portfolio may also include references to the use of the Portfolio as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Portfolio may disclose: (i) the largest holdings in the Portfolio's portfolio; (ii) certain selling group members; and/or (iii) certain institutional shareholders.

   From time to time, the Portfolio's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                  REGULATORY INQUIRIES AND PENDING LITIGATION

   The mutual fund industry as a whole is currently subject to regulatory inquires and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

   As described in the prospectuses for the AIM and INVESCO Funds, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds and an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds.

   In addition, as described more fully below, IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM and INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those described above.

   As described more fully below, civil lawsuits related to many of the above issues have been filed against (depending upon the lawsuit) IFG, AIM, certain related entities, certain of their current and former officers, and/or certain of the AIM and INVESCO Funds and/or their trustees.

   Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM and INVESCO Funds, IFG, AIM and/or related entities and individuals in the future. This statement of additional information will be supplemented periodically to disclose any such additional regulatory actions, civil lawsuits and regulatory inquiries. Also, this statement of additional information will be supplemented periodically to disclose developments with respect to the three regulatory actions concerning market timing activity in the INVESCO Funds that are described in the AIM and INVESCO Funds' prospectuses.

Regulatory Inquiries Concerning IFG

   IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds.

Regulatory Inquiries Concerning AIM

   AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of New York ("NYAG"), the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds.

Private Civil Actions Alleging Market Timing

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, A I M Management Group Inc. ("AIM Management"), AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix M-1.

   The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

   Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix M-2.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix M-3.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM and/or AIM Distributors) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix M-4.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

   Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. A list identifying such lawsuits that have been served on IFG or AIM, or for which service of process has been waived, as of July 14, 2004 is set forth in Appendix M-5.

                                  APPENDIX A

                          RATINGS OF DEBT SECURITIES

   The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                        MOODY'S LONG-TERM DEBT RATINGS

   Moody's corporate ratings areas follows:

   AAA: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   AA: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

   A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   BAA: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   BA: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   CAA: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   CA: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                    MOODY'S SHORT-TERM PRIME RATING SYSTEM

   Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

   Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.

   PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

   PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

   Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

   Moody's municipal ratings are as follows:

           MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

   Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

   Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

   AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

   Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                    MOODY'S MIG/VMIG US SHORT-TERM RATINGS

   In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3.

   In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

   In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

   The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

   MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

   Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

   MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

   MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

   MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

   SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

          STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

   Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

   S&P describes its ratings for corporate and municipal bonds as follows:

   AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

   AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

   A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

   BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

   BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

   NR: Not Rated.

                               S&P DUAL RATINGS

   S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

   The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                         S&P COMMERCIAL PAPER RATINGS

   An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

   These categories are as follows:

   A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

   A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

   A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

   B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

   C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

   D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                       S&P SHORT-TERM MUNICIPAL RATINGS

   An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

   Note rating symbols are as follows:

   SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

   SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

   SP-3: Speculative capacity to pay principal and interest.

                        FITCH LONG-TERM CREDIT RATINGS

   Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

   Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB' - 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

   Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

   Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

   Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

   The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

   Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

   Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

   AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

   AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

   A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

   PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

   NR: Indicates that Fitch does not rate the specific issue.

   WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

   RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                     FITCH SPECULATIVE GRADE BOND RATINGS

   BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

   B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

   CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

   CC: Default of some kind appears probable.

   C: Bonds are in imminent default in payment of interest or principal.

   DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

   PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                        FITCH SHORT-TERM CREDIT RATINGS

   The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

   F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

   F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

   F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

   B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

   C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

   D: Default. Issues assigned this rating are in actual or imminent payment default.

                                  APPENDIX B

                             TRUSTEES AND OFFICERS

                              As of May 31, 2004

   The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 112 portfolios in the AIM Funds and INVESCO Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with any predecessor entities, if any.


                                   TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST OFFICER SINCE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS       HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
---------------------------------------------------------------------------------------------------------------------
ROBERT H. GRAHAM/1/--1946           1977      Director and Chairman, A I M Management                   None
Trustee, Chairman and President               Group Inc. (financial services holding
                                              company); Director and Vice Chairman,
                                              AMVESCAP PLC and Chairman of AMVESCAP
                                              PLC - AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director,
                                              Chairman and President, A I M Advisors, Inc.
                                              (registered investment advisor); Director and
                                              Chairman, A I M Capital Management, Inc.
                                              (registered investment advisor), A I M
                                              Distributors, Inc. (registered broker dealer),
                                              AIM Investment Services, Inc., (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); and Chief Executive
                                              Officer, AMVESCAP PLC - Managed Products
---------------------------------------------------------------------------------------------------------------------
MARK H. WILLIAMSON/2/--1951         2003      Director, President and Chief Executive Officer,          None
Trustee and Executive Vice                    A I M Management Group Inc. (financial services
President                                     holding company); Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director, A I M Capital
                                              Management, Inc. (registered investment
                                              advisor) and A I M Distributors, Inc. (registered
                                              broker dealer); Director and Chairman, AIM
                                              Investment Services, Inc. (registered transfer
                                              agent), Fund Management Company (registered
                                              broker dealer) and INVESCO Distributors, Inc.
                                              (registered broker dealer); and Chief Executive
                                              Officer, AMVESCAP PLC - AIM Division (parent of
                                              AIM and a global investment management firm)

                                              Formerly: Director, Chairman, President and
                                              Chief Executive Officer, INVESCO Funds Group,
                                              Inc.; Chief Executive Officer, AMVESCAP PLC -
                                              Managed Products; Chairman and Chief
                                              Executive Officer of NationsBanc Advisors, Inc.;
                                              and Chairman of NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------------------------

--------
/1/ Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
/2/ Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------
   INDEPENDENT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
   BOB R. BAKER--1936               2003      Retired                                          None
   Trustee
                                              Formerly: President and Chief Executive Officer,
                                              AMC Cancer Research Center; and Chairman
                                              and Chief Executive Officer, First Columbia
                                              Financial Corporation
----------------------------------------------------------------------------------------------------------------------
   FRANK S. BAYLEY--1939            2001      Retired                                          Badgley Funds, Inc.
   Trustee                                                                                     (registered investment
                                              Formerly: Partner, law firm of Baker &           company)
                                              McKenzie
----------------------------------------------------------------------------------------------------------------------
   JAMES T. BUNCH--1942             2003      Co-President and Founder, Green, Manning &       None
   Trustee                                    Bunch Ltd., (investment banking firm); and
                                              Director, Policy Studies, Inc. and Van Gilder
                                              Insurance Corporation
----------------------------------------------------------------------------------------------------------------------
   BRUCE L. CROCKETT--1944          1992      Chairman, Crockett Technology Associates         ACE Limited (insurance
   Trustee                                    (technology consulting company)                  company); and Captaris,
                                                                                               Inc. (unified messaging
                                                                                               provider)
----------------------------------------------------------------------------------------------------------------------
   ALBERT R. DOWDEN--1941           2000      Director of a number of public and private       Cortland Trust, Inc.
   Trustee                                    business corporations, including the Boss        (Chairman) (registered
                                              Group, Ltd. (private investment and              investment company);
                                              management) and Magellan Insurance               Annuity & Life Re
                                              Company                                          (Holdings), Ltd.
                                                                                               (insurance company)
                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North America,
                                              Inc.; Senior Vice President, AB Volvo; and
                                              director of various affiliated Volvo Group
                                              companies
----------------------------------------------------------------------------------------------------------------------
   EDWARD K. DUNN, JR.--1935        1998      Retired                                          None
   Trustee
                                              Formerly: Chairman, Mercantile Mortgage
                                              Corp.; President and Chief Operating Officer,
                                              Mercantile-Safe Deposit & Trust Co.; and
                                              President, Mercantile Bankshares Corp.
----------------------------------------------------------------------------------------------------------------------
   JACK M. FIELDS--1952             1997      Chief Executive Officer, Twenty First Century    Administaff, and
   Trustee                                    Group, Inc. (government affairs company) and     Discovery Global
                                              Texana Timber LP (sustainable forestry           Education Fund
                                              company)                                         (non-profit)
----------------------------------------------------------------------------------------------------------------------
   CARL FRISCHLING--1937            1992      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
   Trustee                                    Frankel LLP                                      (registered investment
                                                                                               company)
----------------------------------------------------------------------------------------------------------------------

                                        TRUSTEE
      NAME, YEAR OF BIRTH AND           AND/OR                                                         OTHER DIRECTORSHIP(S)
  POSITION(S) HELD WITH THE TRUST    OFFICER SINCE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
GERALD J. LEWIS--1933                    2003      Chairman, Lawsuit Resolution Services (San          Genera Chemical Group,
Trustee                                            Diego, California)                                  Inc.

                                                   Formerly: Associate Justice of the California
                                                   Court of Appeals
-----------------------------------------------------------------------------------------------------------------------------
PREMA MATHAI-DAVIS--1950                 1998      Formerly: Chief Executive Officer, YWCA of          None
Trustee                                            the USA
-----------------------------------------------------------------------------------------------------------------------------
LEWIS F. PENNOCK--1942                   1992      Partner, law firm of Pennock & Cooper               None
Trustee
-----------------------------------------------------------------------------------------------------------------------------
RUTH H. QUIGLEY--1935                    2001      Retired                                             None
Trustee
-----------------------------------------------------------------------------------------------------------------------------
LOUIS S. SKLAR--1939                     1992      Executive Vice President, Development and           None
Trustee                                            Operations, Hines Interests Limited Partnership
                                                   (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------
LARRY SOLL--1942                         2003      Retired                                             None
Trustee
-----------------------------------------------------------------------------------------------------------------------------
KEVIN M. CAROME--1956                    2003      Director, Senior Vice President, Secretary and      N/A
Senior Vice President, Secretary and               General Counsel, A I M Management Group Inc.
  Chief Legal Officer                              (financial services holding company) and A I M
                                                   Advisors, Inc.; Director and Vice President,
                                                   INVESCO Distributors, Inc.; Vice President,
                                                   A I M Capital Management Inc.; A I M
                                                   Distributors, Inc. and AIM Investment Services,
                                                   Inc.; and Director, Vice President and General
                                                   Counsel, Fund Management Company

                                                   Formerly: Senior Vice President and General
                                                   Counsel, Liberty Financial Companies, Inc.; and
                                                   Senior Vice President and General Counsel,
                                                   Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
STUART W. COCO--1955                     1992      Managing Director and Director of Money             N/A
Vice President                                     Market Research and Special Projects, A I M
                                                   Capital Management, Inc.; and Vice President,
                                                   A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
MELVILLE B. COX--1943                    1992      Vice President and Chief Compliance Officer, A I M  N/A
Vice President                                     Advisors, Inc. and A I M Capital Management, Inc.;
                                                   and Vice President, AIM Investment Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------
SIDNEY M. DILGREN--1961                  2004      Vice President and Fund Treasurer, A I M Advisors,  N/A
Vice President and Treasurer                       Inc.

                                                   Formerly: Vice President, A I M Distributors, Inc.;
                                                   and Senior Vice President, AIM Investment
                                                   Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------

                                   TRUSTEE
    NAME, YEAR OF BIRTH AND        AND/OR                                                     OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST OFFICER SINCE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
    OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
    KAREN DUNN KELLEY--1960         1992      Director of Cash Management, Managing                    N/A
    Vice President                            Director and Chief Cash Management Officer,
                                              A I M Capital Management, Inc.; Director and
                                              President, Fund Management Company; and Vice
                                              President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------
    EDGAR M. LARSEN--1940           2002      Director and Executive Vice President, A I M             N/A
    Vice President                            Management Group Inc.; Director and Senior Vice
                                              President, A I M Advisors, Inc.; and Director,
                                              Chairman, President, Director of Investments,
                                              Chief Executive Officer and Chief Investment
                                              Officer, A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------

         TRUSTEE OWNERSHIP OF PORTFOLIO SHARES AS OF DECEMBER 31, 2003

                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                        SECURITIES IN ALL REGISTERED
                                                       INVESTMENT COMPANIES OVERSEEN
                    DOLLAR RANGE OF EQUITY SECURITIES          BY TRUSTEE IN
NAME OF TRUSTEE             IN THE PORTFOLIO             THE AIM FAMILY OF FUNDS(R)
--------------------------------------------------------------------------------------
Robert H. Graham                   -0-                         Over $100,000
--------------------------------------------------------------------------------------
Mark H. Williamson                 -0-                         Over $100,000
--------------------------------------------------------------------------------------
Bob R. Baker                       -0-                         Over $100,000
--------------------------------------------------------------------------------------
Frank S. Bayley                    -0-                       $50,001--$100,000
--------------------------------------------------------------------------------------
James T. Bunch                     -0-                         Over $100,000
--------------------------------------------------------------------------------------
Bruce L. Crockett                  -0-                       $10,001--$50,000
--------------------------------------------------------------------------------------
Albert R. Dowden                   -0-                         Over $100,000
--------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                -0-                       Over $100,000/3/
--------------------------------------------------------------------------------------
Jack M. Fields                     -0-                       Over $100,000/3/
--------------------------------------------------------------------------------------
Carl Frischling                    -0-                       Over $100,000/3/
--------------------------------------------------------------------------------------
Gerald J. Lewis                    -0-                       $50,001--$100,000
--------------------------------------------------------------------------------------
Prema Mathai-Davis                 -0-                        $1--$10,000/3/
--------------------------------------------------------------------------------------
Lewis F. Pennock                   -0-                       $50,001--$100,000
--------------------------------------------------------------------------------------
Ruth H. Quigley                    -0-                          $1--$10,000
--------------------------------------------------------------------------------------
Louis S. Sklar                     -0-                       Over $100,000/3/
--------------------------------------------------------------------------------------
Larry Soll                         -0-                         Over $100,000
--------------------------------------------------------------------------------------

--------
/3/ Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                  APPENDIX C

                          TRUSTEE COMPENSATION TABLE

Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:

                                                   ESTIMATED
                                      RETIREMENT    ANNUAL
                          AGGREGATE    BENEFITS  BENEFITS UPON    TOTAL
                         COMPENSATION ACCRUED BY  RETIREMENT   COMPENSATION
                           FROM THE    ALL AIM   FROM ALL AIM  FROM ALL AIM
        TRUSTEE            TRUST(1)    FUNDS(2)    FUNDS(3)      FUNDS(4)
     ----------------------------------------------------------------------
     Bob R. Baker(5)        $1,396     $ 32,635    $114,131      $154,554
     ----------------------------------------------------------------------
     Frank S. Bayley         2,821      131,228      90,000       159,000
     ----------------------------------------------------------------------
     James T. Bunch(5)       1,396       20,436      90,000       138,679
     ----------------------------------------------------------------------
     Bruce L. Crockett       2,855       46,000      90,000       160,000
     ----------------------------------------------------------------------
     Albert R. Dowden        2,838       57,716      90,000       159,000
     ----------------------------------------------------------------------
     Edward K. Dunn, Jr.     2,855       94,860      90,000       160,000
     ----------------------------------------------------------------------
     Jack M. Fields          2,821       28,036      90,000       159,000
     ----------------------------------------------------------------------
     Carl Frischling(6)      2,821       40,447      90,000       160,000
     ----------------------------------------------------------------------
     Gerald J. Lewis(5)      1,414       20,436      90,000       142,054
     ----------------------------------------------------------------------
     Prema Mathai-Davis      2,838       33,142      90,000       160,000
     ----------------------------------------------------------------------
     Lewis F. Pennock        2,838       49,610      90,000       160,000
     ----------------------------------------------------------------------
     Ruth H. Quigley         2,838      126,050      90,000       160,000
     ----------------------------------------------------------------------
     Louis S. Sklar          2,838       72,786      90,000       160,000
     ----------------------------------------------------------------------
     Larry Soll(5)           1,396       48,830     108,090       140,429

--------
(1) Amounts shown are based on the fiscal year ended March 31, 2004. The total amount of compensation deferred by all trustees of the Trust's predecessor during the fiscal year ended March 31, 2004, including earnings, was $10,111.
(2) During the fiscal year ended March 31, 2004, the total amount of expenses allocated to the Trust's predecessor in respect of such retirement benefits was $20,076.
(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement. These estimated benefits assume each trustee serves until his or her normal retirement date and has ten years of service.
(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.
(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003.
(6) During the fiscal year ended March 31, 2004, the Trust's predecessor paid $10,305 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                  APPENDIX D

                             PROXY VOTING POLICIES

PROXY POLICIES AND PROCEDURES

REVIEWED AND APPROVED BY THE AIM FUNDS BOARD OF TRUSTEES FEBRUARY 19, 2004. ADOPTED BY THE BOARD OF DIRECTORS OF EACH OF A I M ADVISORS, INC., A I M CAPITAL MANAGEMENT, INC., AIM PRIVATE ASSET MANAGEMENT, INC. AND AIM ALTERNATIVE ASSET MANAGEMENT COMPANY, INC. JUNE 26, 2003, AS REVISED EFFECTIVE JANUARY 8, 2004.

A. PROXY POLICIES

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

    I. BOARDS OF DIRECTORS

       A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.

       There are some actions by directors that should result in votes being withheld. These instances include directors who:

       . Are not independent directors and sit on the board's audit, compensation or nominating committee;

       . Attend less than 75 percent of the board and committee meetings without a valid excuse;

       .  Implement or renew a dead-hand or modified dead-hand poison pill;

       . Enacted egregious corporate governance policies or failed to replace management as appropriate;

       . Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

       . Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

       . Long-term financial performance of the target company relative to its industry;

       .  Management's track record;

       .  Portfolio manager's assessment;

       .  Qualifications of director nominees (both slates);

       . Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

       .  Background to the proxy contest.

   II. INDEPENDENT AUDITORS

       A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

       . It is not clear that the auditors will be able to fulfill their function;

       . There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

       . The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

  III. COMPENSATION PROGRAMS

       Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

       . We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

       . We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

       . We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

       . We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

       . We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

   IV. CORPORATE MATTERS

       We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

       . We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

       . We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

       . We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

       . We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

    V. SHAREHOLDER PROPOSALS

       Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

       . We will generally abstain from shareholder social and environmental proposals.

       . We will generally support the board's discretion regarding shareholders proposals that involve ordinary business practices.

       . We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

       . We will generally vote for proposals to lower barriers to shareholder action.

       . We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

   VI. OTHER

       . We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

       . We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

       . We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

       AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B. PROXY COMMITTEE PROCEDURES

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:

    1. Other than by voting proxies and participating in Creditors' companies, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

    2. AIM will not publicly announce its voting intentions and the reasons therefore.

    3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

    4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C. BUSINESS/DISASTER RECOVERY

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D. RESTRICTIONS AFFECTING VOTING

If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting. AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E. CONFLICTS OF INTEREST

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interest and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                  APPENDIX E

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

   A shareholder who owns beneficially 25% or more of the outstanding securities of the Portfolio is presumed to "control" the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

   All information listed below is as of July 16, 2004.

TAX-FREE CASH RESERVE PORTFOLIO

                                       CASH                   PERSONAL   PRIVATE
                                    MANAGEMENT INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE    SWEEP
                                      CLASS        CLASS       CLASS      CLASS      CLASS      CLASS      CLASS*
-------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
                                      OWNED        OWNED       OWNED      OWNED      OWNED      OWNED      OWNED
  NAME AND ADDRESS OF PRINCIPAL         OF          OF           OF         OF         OF         OF         OF
              HOLDER                  RECORD      RECORD       RECORD     RECORD     RECORD     RECORD     RECORD
-------------------------------------------------------------------------------------------------------------------
Bank of America N.A................      --         7.72%         --         --         --         --        --
411 North Ackard Street
M.C. TX1-945-08-18
Dallas, TX 75201-3307
-------------------------------------------------------------------------------------------------------------------
Bank of New York...................      --           --          --       9.14%     99.22%        --        --
ATTN: Sheryl Covelli
440 Mamoronneck
5th Floor
Harrison, NY 105208
-------------------------------------------------------------------------------------------------------------------
Colorado State Bank & Trust........
ATTN: Debbie Barcus                      --           --       88.20%        --         --         --        --
1600 Broadway
Denver, CO 80202-4999
-------------------------------------------------------------------------------------------------------------------
Cullen/Frost Discount Brokers......      --           --          --      26.90%        --         --        --
ATTN: Karen Banks
P.O. Box 2358
San Antonio, TX 78299
-------------------------------------------------------------------------------------------------------------------
Frost National Bank TX.............      --         9.58%         --         --         --         --        --
Muir & Co.
C/O Frost
P.O. Box 2479
San Antonio, TX 78298-2479
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter.........   39.95%       36.92%         --         --         --      65.68%       --
ATTN: Bill Cairney
1 Pierrepont Plaza
7th Floor
Brooklyn, NY 11201
-------------------------------------------------------------------------------------------------------------------
PaineWebber Chicago................      --         5.39%         --         --         --         --        --
1 North Wacker Drive, Suite 2500
Chicago, IL 60606
-------------------------------------------------------------------------------------------------------------------

                                       CASH                   PERSONAL   PRIVATE
                                    MANAGEMENT INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE    SWEEP
                                      CLASS        CLASS       CLASS      CLASS      CLASS      CLASS      CLASS*
-------------------------------------------------------------------------------------------------------------------
                                    PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
                                      OWNED        OWNED       OWNED      OWNED      OWNED      OWNED      OWNED
  NAME AND ADDRESS OF PRINCIPAL         OF          OF           OF         OF         OF         OF         OF
              HOLDER                  RECORD      RECORD       RECORD     RECORD     RECORD     RECORD     RECORD
-------------------------------------------------------------------------------------------------------------------
Sears Financial Holding Corp.......      --        6.75%          --         --        --         --         --
ATTN: Doug Adamson
3711 Kennett Pike
Greenville, DE 19807
-------------------------------------------------------------------------------------------------------------------
State Street Bank..................   29.08%         --           --         --        --         --         --
on Behalf of Blackrock
ATTN: Jennifer Reilly
1 Heritage Drive
Palmer Building 5 North
Quincy, MA 02171
-------------------------------------------------------------------------------------------------------------------
SunTrust Capital Markets, Inc......    6.24%         --           --         --        --         --         --
ATTN: Patti Wagner
P.O. Box 4418, MC 3907
Atlanta, GA 30302
-------------------------------------------------------------------------------------------------------------------
Union Bank of California...........      --          --           --      26.94%       --         --         --
ATTN: Cash Management Sweeps
530 B Street, Suite 204
San Diego, CA 92101
-------------------------------------------------------------------------------------------------------------------
Woodforest Sweep Account...........      --          --         8.08%        --        --         --         --
3101 West Davis
Conroe, TX 77304
-------------------------------------------------------------------------------------------------------------------

*As of the date of this Statement of Additional Information, the Sweep Class has not commenced operation.

MANAGEMENT OWNERSHIP

   As of July 16, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of the Portfolio.

                                  APPENDIX F

                                MANAGEMENT FEES

   For the last three fiscal years ended March 31, the management fees paid by the Portfolio, the amounts waived by AIM and the net fees paid by the Portfolio were as follows:

  PORTFOLIO NAME                   2004                              2003                              2002
  --------------     --------------------------------- --------------------------------- ---------------------------------
                                               NET                               NET                               NET
                     MANAGEMENT MANAGEMENT  MANAGEMENT MANAGEMENT MANAGEMENT  MANAGEMENT MANAGEMENT MANAGEMENT  MANAGEMENT
                      FEE PAID  FEE WAIVERS  FEE PAID   FEE PAID  FEE WAIVERS  FEE PAID   FEE PAID  FEE WAIVERS  FEE PAID
                     ---------- ----------- ---------- ---------- ----------- ---------- ---------- ----------- ----------
Tax-Free Cash
  Reserve Portfolio. $6,126,543 $1,447,004  $4,679,539 $4,842,836 $1,111,258  $3,731,578 $3,411,527  $977,423   $2,434,104

                                  APPENDIX G

                         ADMINISTRATIVE SERVICES FEES

   The Portfolio paid AIM the following amounts for administrative services for the last three fiscal years ended March 31:

           PORTFOLIO NAME                    2004     2003     2002
           --------------                  -------- -------- --------
           Tax-Free Cash Reserve Portfolio $581,975 $424,158 $245,615

                                  APPENDIX H

                             BROKERAGE COMMISSIONS

   During the last three fiscal years ended March 31, 2004, the Portfolio did not pay brokerage commissions.

                                  APPENDIX I

            DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                   SECURITIES OF REGULAR BROKERS OR DEALERS

DIRECTED BROKERAGE

   During the last fiscal year ended March 31, 2004, the Portfolio did not pay brokerage commissions.

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

   During the last fiscal year ended March 31, 2004, the Portfolio did not purchase securities of its regular brokers or dealers.

                                  APPENDIX J

     AMOUNTS PAID TO FUND MANAGEMENT COMPANY PURSUANT TO DISTRIBUTION PLAN

   A list of amounts paid by each class of shares of the Portfolio to Fund Management Company pursuant to the Plan for the fiscal year or period ended March 31, 2004 follows:

                    CLASS                           AMOUNT
                    -----                          --------
                    Cash Management Class......... $532,328
                    Personal Investment Class.....   69,413
                    Private Investment Class......  528,722
                    Reserve Class.................   85,537
                    Resource Class................  471,710
                    Sweep Class*..................      N/A

--------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX K

         ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

   An estimate by category of the allocation of actual fees paid by each class of the Portfolio during the year ended March 31, 2004, follows:

                                           UNDERWRITERS   DEALERS
                                           COMPENSATION COMPENSATION
                                           ------------ ------------
            Cash Management Class.........   $   203      $532,124
            Personal Investment Class.....    13,315        56,098
            Private Investments Class.....     3,082       525,640
            Reserve Class.................     1,964        83,574
            Resource Class................     - 0 -       471,710
            Sweep Class*..................       N/A           N/A

--------
* As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX L

                               PERFORMANCE DATA

   The current yields and corresponding tax-equivalent yields for the Portfolio, with respect to each class, for the 30-day period ended March 31, 2004, are as follows:

                                           30-DAY PERIOD ENDED
                                             MARCH 31, 2004
                                          --------------------
                                           CURRENT     TAX/1/
                                          ANNUALIZED EQUIVALENT
                CLASS                       YIELD      YIELD
                -----                     ---------- ----------
                Cash Management Class....    0.70%      1.08%
                Institutional Class......    0.77%      1.19%
                Personal Investment Class    0.23%      0.35%
                Private Investment Class.    0.53%      0.82%
                Reserve Class............    0.05%      0.08%
                Resources Class..........    0.62%      0.95%
                Sweep Class/2/...........     N/A        N/A

   The current annualized and effective yields for the Portfolio, with respect to each class, for the seven-day period ended March 31, 2004, are as follows:

                                                SEVEN-DAY
                                               PERIOD ENDED
                                              MARCH 31, 2004
                                           -------------------
                                            CURRENT
                                           ANNUALIZED EFFECTIVE
                 CLASS                       YIELD      YIELD
                 -----                     ---------- ---------
                 Cash Management Class....    0.75%     0.75%
                 Institutional Class......    0.83%     0.83%
                 Personal Investment Class    0.28%     0.28%
                 Private Investment Class.    0.58%     0.58%
                 Reserve Class............    0.05%     0.05%
                 Resource Class...........    0.67%     0.67%
                 Sweep Class/2/...........     N/A       N/A

--------
/1/ Assumes a federal tax rate of 35% calculated on the percentage of non-taxable income.
/2 /As of the date of this Statement of Additional Information, Sweep Class has not yet commenced operations.

                                  APPENDIX M

                  REGULATORY INQUIRIES AND PENDING LITIGATION

                                 APPENDIX M-1

                   PENDING LITIGATION ALLEGING MARKET TIMING

   The following civil lawsuits, including purported class action and shareholder derivative suits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG, AIM, AIM Management, AMVESCAP and/or certain related entities and individuals and are related to the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the Attorney General of the State of New York and the State of Colorado against these parties. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been conditionally or finally transferred to the United States District Court for the District of Maryland in accordance with the directive of the Judicial Panel on Multidistrict Litigation (Case No. 04-MD-15864; In Re AIM, Artisan, INVESCO, Strong and T. Rowe Price Mutual Fund Litigation). The plaintiffs in one of these lawsuits (Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al.) continue to seek remand to state court.

   RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

   MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

   RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, IN THE SUPERIOR COURT DIVISION, STATE OF NORTH CAROLINA (CIVIL ACTION NO. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

   L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., IN THE UNITED STATES DISTRICT COURT, DISTRICT OF COLORADO (CIVIL ACTION NO. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE

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EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO
MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

   STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE
FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE
FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

   PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

   LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE
FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES

FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

   SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

   HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

                                 APPENDIX M-2

PENDING LITIGATION ALLEGING EXCESSIVE INADEQUATELY EMPLOYED FAIR VALUE PRICING

   The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM or INVESCO Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived as of July 14, 2004.

   T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in this case are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

   JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND
T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs.

                                 APPENDIX M-3

     PENDING LITIGATION ALLEGING EXCESSIVE ADVISORY AND DISTRIBUTION FEES

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM, IINA, AIM Distributors and/or INVESCO Distributors and allege that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived as of July 14, 2004. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits (Ronald Kondracki v. AIM Advisors, Inc. and AIM Distributor, Inc.) has challenged this order.

   RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

   FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                 APPENDIX M-4

PENDING LITIGATION ALLEGING IMPROPER DISTRIBUTION FEES CHARGED TO CLOSED FUNDS

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of IFG, AIM and/or AIM Distributors and allege that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits either have been served or have had service of process waived as of July 14, 2004.

   LAWRENCE ZUCKER, ON BEHALF OF AIM SMALL CAP GROWTH FUND AND AIM LIMITED MATURITY TREASURY FUND, V. A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5653), filed on December 10, 2003. This claim alleges violations of
Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act") and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

   STANLEY LIEBER, ON BEHALF OF INVESCO BALANCED FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO EUROPEAN FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO GROWTH & INCOME FUND, INVESCO GROWTH FUND, INVESCO HEALTH SCIENCE FUND, INVESCO HIGH YIELD FUND, INVECO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO LEISURE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO S&P 500 INDEX FUND, INVESCO SELECT INCOME FUND, INVESCO TAX FREE BOND FUND, INVESCO TECHNOLOGY FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO TOTAL RETURN FUND, INVESCO US GOVERNMENT SECURITIES FUND, INVESCO UTILITIES FUND, INVESCO VALUE EQUITY FUND,
V. INVESCO FUNDS GROUP, INC. AND A I M ADVISORS, INC., in the United States District Court, Southern District of Texas, Houston Division (Civil Action No. H-03-5744), filed on December 17, 2003.

   This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees.

   HERMAN C. RAGAN, DERIVATIVELY, AND ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AND A I M DISTRIBUTORS, INC., in the United States District Court for the Southern District of Georgia, Dublin Division (Civil Action No. CV304-031), filed on May 6, 2004. This claim alleges violations of: Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 thereunder; Sections 17(a)(2) and 17(a)(3) of the Securities Act of 1933; and Section 36(b) of the Investment Company Act. This claim also alleges controlling person liability, within the meaning of
Section 20 of the Exchange Act against AIM Distributors. The plaintiff in this case is seeking: damages and costs and expenses, including counsel fees.

                                 APPENDIX M-5

       PENDING LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS

   The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM and INVESCO Funds and allege that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived as of July 14, 2004.

   JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

   RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM

INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

                             FINANCIAL STATEMENTS

                                      FS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tax-Free Cash Reserve Portfolio and the Board of Trustees of Tax-Free Investment Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Free Cash Reserve Portfolio (a portfolio of Tax-Free Investments Trust), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2000 were audited by other auditors whose report dated May 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Cash Reserve Portfolio as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Houston, Texas                                             -s- ERNST & YOUNG LLP
May 17, 2004

SCHEDULE OF INVESTMENTS

March 31, 2004

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-100.19%

ALABAMA-2.67%

Birmingham (City of) Medical Clinic Board
  (University of Alabama Health Services
  Foundation); VRD Series 1991 RB
  (LOC-AmSouth Bank)
  1.05%, 12/01/26(b)(c)                             A-1+   VMIG-1    $25,000   $   25,000,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (Children's Zoo Project); VRD Series 2002
  RB
  (LOC-AmSouth Bank)
  1.17%, 05/01/07(b)(c)                               --   VMIG-1      5,025        5,025,000
---------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks and Recreation
  Board (YMCA of Birmingham); VRD Series 1996 RB
  (LOC-AmSouth Bank of Alabama)
  1.17%, 06/01/16(b)(c)                               --   VMIG-1      2,060        2,060,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
  Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP (Acquired
  11/05/02; Cost $4,100,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP (Acquired
  04/16/03; Cost $4,870,000)
  1.08%, 01/01/43(c)(d)(e)                          A-1+       --      4,870        4,870,000
---------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
  (Lakeshore Foundation Project); Lease Revenue
  VRD Series 2000 RB
  (LOC-AmSouth Bank)
  1.17%, 11/01/24(b)(c)                              A-1       --      6,046        6,046,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding Unlimited Tax
  Series 2002 A GO Wts.
  4.00%, 04/01/04                                     AA      Aa3      1,000        1,000,000
---------------------------------------------------------------------------------------------
Jefferson (County of); Refunding
  VRD Series C-6 RB Wts.
  1.02%, 02/01/40(c)(f)                              A-1   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Mobile (City of) Port City Medical Clinic Board
  (Infirmary Health); VRD Series 1998 B RB
  1.04%, 02/01/25(c)(f)                              A-1   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series 2003
  GO
  Wts. (LOC-Branch Banking & Trust)
  1.05%, 07/01/15(b)(c)                               --   VMIG-1      5,180        5,180,000
---------------------------------------------------------------------------------------------
Ridge (City of) Improvement District; Special
  Assessment
  VRD Series 2000 RB (LOC-AmSouth Bank)
  1.05%, 10/01/25(b)(c)                               --   VMIG-1     12,000       12,000,000
=============================================================================================
                                                                                   85,281,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ALASKA-0.10%

Alaska (State of) Industrial Development & Export
  Authority (Safeway Inc. Projects); Refunding
  VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(c)                              A-1       --    $ 1,895   $    1,895,000
---------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
  Authority (Alaska Hotel Properties Inc.
  Project); VRD Series 1986 IDR (LOC-National
  Westminster Bank PLC) (Acquired 12/27/02; Cost
  $1,200,000)
  1.10%, 06/01/06(b)(c)(d)                            --      Aa1      1,200        1,200,000
=============================================================================================
                                                                                    3,095,000
=============================================================================================

ARIZONA-0.51%

Arizona (State of) Health Facilities Authority
  (Pooled Loan Program);
  VRD Series 1985 RB
  1.07%, 10/01/15(c)(f)                              A-1   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Center Park Apartments Project);
  Refunding Multi-Family Housing
  VRD Series 2001 A IDR (CEP-Federal National
  Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      2,010        2,010,000
---------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
  Authority (Quail Gardens Apartments); Refunding
  Multi-Family Housing VRD Series 2001 A
  IDR (CEP-Federal National Mortgage Association)
  1.06%, 06/15/31(c)                                  --   VMIG-1      1,550        1,550,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.; Series
  2003 P Commercial Paper Notes (LOC-Bank of
  America N.A.)
  0.98%, 06/16/04(b)                                A-1+      P-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
  Authority (Lynwood Apartments Project);
  Refunding VRD Series 1994 IDR
  (CEP-Federal Home Loan Bank)
  1.08%, 10/01/25(c)                                A-1+       --      6,020        6,020,000
---------------------------------------------------------------------------------------------
Pima (County of) Industrial Development Authority
  (Tucson Electric Power Co.-Irvington Road
  Project); VRD Series 1982 IDR
  (LOC-Credit Suisse First Boston)
  1.05%, 10/01/22(b)(c)                              A-1   VMIG-1      2,000        2,000,000
=============================================================================================
                                                                                   16,180,000
=============================================================================================

ARKANSAS-0.10%

Pulaski (County of) Public Facilities Board
  (Health Facilities-Central Arkansas Radiation
  Therapy Inc. Project); Educational Facilities
  VRD Series 2001 RB (LOC-Bank of America N.A.)
  1.10%, 07/01/08(b)(c)(g)                            --       --      3,065        3,065,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

CALIFORNIA-0.05%

San Diego (County of) (Friends of Chabad
  Lubavitch); VRD Series 2003 (LOC-Comerica Bank
  of California)
  1.10%, 01/01/23(b)(c)(g)                            --       --    $ 1,500   $    1,500,000
=============================================================================================

COLORADO-1.81%

Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Art Museum
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 01/01/33(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Naropa University
  Project); VRD Series 1999 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 11/01/24(b)(c)                             A-1+       --        930          930,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority
  (National Cable Television Center & Museum
  Project);
  VRD Series 1999 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/06(b)(c)                             A-1+       --      2,310        2,310,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Regis Jesuit High School
  Project); VRD Series 2003 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/33(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (YMCA of Metro Denver
  Project); Refunding VRD Series 2002 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 07/01/18(b)(c)                             A-1+       --      1,000        1,000,000
---------------------------------------------------------------------------------------------
Colorado (State of) Educational Loan Program;
  Series 2003 TRAN
  2.00%, 08/09/04                                  SP-1+    MIG-1     20,000       20,055,465
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Christian Living Project); Refunding VRD
  Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                             A-1+       --      3,400        3,400,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Craig Hospital Project); Refunding VRD Series
  2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/20(b)(c)                             A-1+       --      5,505        5,505,000
---------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
  (Golden West Manor Inc. Project); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.07%, 07/01/32(b)(c)                             A-1+       --      4,210        4,210,000
---------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
  Health);
  VRD Series 2003 RB (LOC-Wells Fargo Bank N.A.)
  1.02%, 03/15/23(b)(c)                             A-1+       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
  Village Project);
  VRD Series 2000 RB (LOC-U.S. Bank N.A.)
  1.08%, 10/01/29(b)(c)                             A-1+       --      1,820        1,820,000
---------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc. Project);
  Refunding Series 1993
  IDR (LOC-Deutsche Bank A.G.)
  1.20%, 06/01/04(b)(h)(i)                          A-1+       --      1,130        1,130,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Lafayette (City of) Exempla Improvement District
  (Special Improvement No. 2-01); Refunding
  Special Assessment VRD Series 2002 RB
  (LOC-Wells Fargo Bank NW N.A.)
  1.07%, 12/01/22(b)(c)                             A-1+       --    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of Denver
  Water);
  VRD Series 2003 PT-1872 RB (Acquired 05/29/03;
  Cost $7,840,000)
  1.07%, 12/01/22(c)(d)(e)(g)                         --       --      7,840        7,840,000
---------------------------------------------------------------------------------------------
Regional Transportation (District of); Refunding
  Sales Tax Series 2003 A RB
  3.00%, 11/01/04(f)                                 AAA      Aaa      1,000        1,011,132
=============================================================================================
                                                                                   57,911,597
=============================================================================================

CONNECTICUT-0.04%

Connecticut (State of) Development Authority
  (Central Vermont Public Service); Pollution
  Control VRD Series 1985 IDR
  (LOC-Citizens Bank)
  1.05%, 12/01/15(b)(j)                             A-1+       --      1,400        1,400,000
=============================================================================================

DELAWARE-0.26%

Delaware (State of) Economic Development
  Authority (Independent School Project); VRD
  Series 2003 RB
  (LOC-Citizens Bank of Pennsylvania)
  1.02%, 07/01/33(b)(c)                             A-1+       --      8,250        8,250,000
=============================================================================================

DISTRICT OF COLUMBIA-0.32%

District of Columbia (Abraham and Laura Lisner
  Home for Aged Women); VRD Series 1992 RB
  (LOC-Bank of America)
  1.05%, 07/01/22(b)(c)                               --   VMIG-1      3,432        3,432,000
---------------------------------------------------------------------------------------------
District of Columbia (Resources for the Future
  Inc.); VRD Series 1998 IDR (LOC-Wachovia Bank
  N.A.) (Acquired 09/26/03; Cost $2,015,000)
  1.10%, 08/01/29(b)(c)(d)                           A-1       --      2,015        2,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (District of Columbia Water &
  Sewer Authority); VRD Series 2003 A12 RB
  (Acquired 02/24/03; Cost $4,670,000)
  1.10%, 10/01/17(c)(d)(e)                            --   VMIG-1      4,670        4,670,000
=============================================================================================
                                                                                   10,117,000
=============================================================================================

FLORIDA-5.43%

ABN AMRO Munitops Ctfs. Trust (County of
  Escambia); Refunding Florida Non-AMT VRD Series
  2002-24 Ctfs. (Acquired 10/24/02; Cost
  $5,000,000)
  1.10%, 10/01/10(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Collier (County of) Health Facilities Authority
  (Cleveland Clinic Health); VRD Hospital Series
  2003 C-1 RB (LOC-JP Morgan Chase Bank)
  1.12%, 01/01/35(b)(k)                             A-1+   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
  VRD Hospital Series 2003 C-2 RB (LOC-JP Morgan
  Chase Bank)
  1.00%, 05/20/04                                   A-1+   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
  Authority (Redlands Christian Migrant); VRD
  Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/26(b)(c)(g)                            --       --      2,900        2,900,000
---------------------------------------------------------------------------------------------
Duval (County of) Housing Finance Authority
  (Lighthouse Bay Apartments); Multi-Family
  Housing VRD Series 2002 RB (CEP-Federal Home
  Loan Mortgage Corp.)
  1.00%, 12/01/32(c)                                A-1+       --      2,250        2,250,000
---------------------------------------------------------------------------------------------
Florida (State of) Board of Education; Refunding
  Unlimited Tax Capital Outlay Series 1993 A GO
  5.00%, 06/01/04                                    AA+      Aa2      1,200        1,207,760
---------------------------------------------------------------------------------------------
Fort Lauderdale (City of) (Pinecrest Preparatory
  School Project);
  VRD Series 2002 RB
  1.05%, 06/01/32(c)(f)                               --      Aaa      7,675        7,675,000
---------------------------------------------------------------------------------------------
Highlands (County of) Health Facilities Authority
  (Adventist Health System Project);
  VRD Series 2000 A RB
  1.02%, 12/01/26(c)(f)                             A-1+   VMIG-1     33,000       33,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1996 A RB
  1.02%, 10/01/26(c)(f)                              A-1   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Samuel C. Taylor Foundation
  Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 02/20/01;
  Cost $2,300,000)
  1.10%, 12/01/23(b)(c)(d)(g)                         --       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (University of Florida Jacksonville
  Physicians, Inc.); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.10%, 06/01/22(b)(c)                               --   VMIG-1     12,555       12,555,000
---------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority; Series 2001 A Commercial Paper Notes
  (LOC-Bank of America N.A.)
  0.90%, 04/01/04(b)                                  --   VMIG-1     19,000       19,000,000
---------------------------------------------------------------------------------------------
Marion (County of) Hospital District (Munroe
  Regional Health System); Health System
  Improvement VRD Series 2000 RB
  (LOC-AmSouth Bank of Florida)
  1.07%, 10/01/30(b)(c)                               --   VMIG-1     13,575       13,575,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (State of Florida Mid-Bay
  Bridge Authority);
  VRD Series 2002 PT-1531 RB (Acquired 10/10/02;
  Cost $9,100,000)
  1.07%, 10/01/18(c)(d)(e)                          A-1+       --      9,100        9,100,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)

Miami-Dade (County of) Educational Facilities
  Authority (Carlos Albizu University Project);
  VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/25(b)(c)(g)                            --       --    $ 9,400   $    9,400,000
---------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Palmer Trinity Private School
  Project); VRD Series 1999 IDR
  (LOC-Bank of America N.A.)
  1.10%, 12/01/19(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Florida Department of
  Environmental Protection); Floating Rate Trust
  Ctfs. VRD Series 2002-722 RB (Acquired
  11/13/02; Cost $9,925,000)
  1.07%, 07/01/22(c)(d)(e)                           A-1       --      9,925        9,925,000
---------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
  (Miami Country Day School Project); VRD Series
  1999 RB (LOC-Bank of America N.A.)
  1.10%, 08/01/19(b)(c)(g)                            --       --      1,550        1,550,000
---------------------------------------------------------------------------------------------
Orange (County of) Health Facilities Authority
  (Presbyterian Retirement Communities Project);
  VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired
  01/29/02-12/18/03; Cost $7,945,000)
  1.10%, 11/01/28(b)(c)(d)(g)                         --       --      7,945        7,945,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) (Benjamin Private School
  Project);
  VRD Series 2003 RB (LOC-Bank of America N.A.)
  1.05%, 07/01/25(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
  Authority (Atlantic College Project);
  Educational Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/31(b)(c)(g)                            --       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
  Authority (Jupiter Medical Center Inc.
  Project); VRD Series 1999 B RB
  (LOC-Bank of America N.A.) (Acquired 05/02/02;
  Cost $5,210,000)
  1.10%, 08/01/20(b)(c)(d)(g)                         --       --      5,210        5,210,000
---------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community Treatment
  DACCO Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/22(b)(c)(g)                            --       --      5,245        5,245,000
---------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.; VRD
  Series 1998 RB (LOC-Wachovia Bank N.A.)
  1.06%, 05/01/28(b)(c)                              A-1       --        900          900,000
=============================================================================================
                                                                                  173,537,760
=============================================================================================

GEORGIA-5.18%

Clayton (County of) Development Authority (Delta
  Airlines Project); Special Facilities VRD
  Series 2000 A RB
  (LOC-General Electric Capital Corp.)
  1.06%, 06/01/29(b)(c)                             A-1+   VMIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Cobb (County of) Housing Authority (Tamarron
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 03/01/24(c)                                A-1+       --    $ 6,870   $    6,870,000
----------------------------------------------------------------------------------------------
Cobb (County of) School District; Series 2004
  Notes
  1.75%, 12/31/04                                     --    MIG-1     20,000       20,115,923
---------------------------------------------------------------------------------------------
Dahlonega (City of) Downtown Development
  Authority (North Georgia Student Housing
  Project); Student Housing VRD Series 2001 A RB
  (LOC-Wachovia Bank N.A.)
  1.05%, 06/01/28(b)(c)                               --   VMIG-1      4,700        4,700,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Development Authority (Atlanta
  Jewish Community Center); VRD Series 1999 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/24(b)(c)                              A-1       --      4,785        4,785,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Camden
  Brook Project); Refunding Multi-Family Housing
  VRD Series 1995 RB
  (CEP-Federal National Mortgage Association)
  1.02%, 06/15/25(c)                                A-1+       --     17,300       17,300,000
---------------------------------------------------------------------------------------------
DeKalb (County of) Housing Authority (Timber
  Trace Apartments Project); Refunding
  Multi-Family Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --      6,475        6,475,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia) VRD
  Series 2000-1001 Class C COP (Acquired
  07/26/00; Cost $20,000,000)
  1.08%, 07/01/15(c)(d)(e)                          A-1+       --     20,000       20,000,000
---------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
  (Bridgeway Foundation for Education Project);
  Educational Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.06%, 06/01/15(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority (Northside
  Hospital Inc.); VRD Series 2003 A RAN
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/18(b)(c)                               --   VMIG-1     29,640       29,640,000
---------------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1999 D
  GO
  5.80%, 11/01/04                                    AAA      Aaa      1,400        1,437,699
---------------------------------------------------------------------------------------------
Gwinnett (County of) School District; Limited
  Construction Sales Tax Notes Series 2004 GO
  1.75%, 12/30/04                                     --    MIG-1     15,000       15,078,796
---------------------------------------------------------------------------------------------
Houston (County of) Hospital Authority; VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/14(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Private Colleges & Universities Authority (Mercer
  University Project); VRD Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.12%, 10/01/32(b)(c)                               --   VMIG-1      7,390        7,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

Roswell (City of) Housing Authority (Rosemont
  Apartments Project); Refunding Multi-Family
  Housing VRD Series 2003 RB
  (CEP-Federal Home Loan Mortgage Corp.)
  1.05%, 01/01/34(c)                                A-1+       --    $10,555   $   10,555,000
---------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority (Ridgeview
  Institute Inc. Project);
  VRD Series 2002 RB (LOC-Wachovia Bank N.A.)
  1.06%, 11/01/27(b)(c)                               --   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------
Whitfield (County of) Residential Care Facilities
  for the Elderly (Royal Oaks Senior Living
  Community); VRD Series 1992 RB
  (LOC-Wachovia Bank N.A.) (Acquired 11/14/03;
  Cost $3,315,000)
  1.05%, 11/01/25(b)(c)(d)                           A-1       --      3,315        3,315,000
=============================================================================================
                                                                                  165,472,418
=============================================================================================

HAWAII-0.40%

Eagle Tax Exempt Trust (State of Hawaii); VRD
  Series 2000-1101 COP (Acquired 01/11/01; Cost
  $6,000,000)
  1.08%, 12/01/16(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Hawaii); Unlimited
  Tax VRD Series 2003 A16 GO (Acquired 02/27/03;
  Cost $3,890,000)
  1.10%, 07/01/18(c)(d)(e)                            --   VMIG-1      3,890        3,890,000
---------------------------------------------------------------------------------------------
Hawaii (State of) Department of Budget and
  Finance (Kahala Nui Project); Special Purpose
  VRD Series 2003 D RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/33(b)(c)(g)                            --       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax Series
  1997 CO GO
  6.00%, 03/01/05(f)                                 AAA      Aaa      1,000        1,045,170
=============================================================================================
                                                                                   12,935,170
=============================================================================================

IDAHO-0.74%

Canyon (County of) School District No. 131 Nampa;
  Unlimited Tax Series 2003 GO
  2.00%, 08/15/04                                    AAA      Aaa      1,010        1,013,423
---------------------------------------------------------------------------------------------
Idaho (State of) Health Facilities Authority
  (Pooled Financing Program); ACES Series 1985 RB
  (LOC-U.S. Bank of Idaho)
  1.03%, 10/01/10(b)(c)                               --   VMIG-1      3,925        3,925,000
---------------------------------------------------------------------------------------------
Idaho (State of); Limited TAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1     15,000       15,035,409
---------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic Valley
  Regional Medical Center Project); VRD Series
  2001 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 12/01/21(b)(c)                               --      Aaa      3,640        3,640,000
=============================================================================================
                                                                                   23,613,832
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

ILLINOIS-11.65%

ABN AMRO Munitops Ctfs. Trust (City of Chicago);
  Refunding Limited Tax Multi-State Non-AMT VRD
  Series 2001-34 Ctfs.
  (Acquired 11/15/01; Cost $10,000,000)
  1.12%, 07/01/07(c)(d)(e)                            --   VMIG-1    $10,000   $   10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois Sales Tax); VRD Series
  1998-25 Class A RB (Acquired 08/26/99; Cost
  $10,000,000)
  1.09%, 03/15/07(c)(d)(e)                           A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
  (State of Illinois); VRD Series 2002-190 Class
  A RB (Acquired 05/06/02; Cost $10,130,000)
  1.09%, 06/05/14(c)(d)(e)                           A-1       --     10,130       10,130,000
---------------------------------------------------------------------------------------------
Chicago (City of) (Neighborhoods Alive 21);
  Unlimited Tax
  VRD Series 2002 B GO
  1.02%, 01/01/37(c)(f)                             A-1+   VMIG-1      2,300        2,300,000
---------------------------------------------------------------------------------------------
Chicago (City of); Limited Tender Series 2004
  Notes GO
  (LOC-State Street Bank & Trust Co.)
  1.05%, 01/27/06(b)(l)                            SP-1+    MIG-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Chicago (City of); Unlimited Tax VRD Series 2002
  B GO
  1.04%, 01/01/37(c)(f)                             A-1+   VMIG-1      8,400        8,400,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Public
  Building Commission); VRD Series 2003-0015
  Class A COP (Acquired 05/14/03; Cost
  $2,800,000)
  1.08%, 12/01/14(c)(d)(e)                          A-1+       --      2,800        2,800,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water &
  Sewer); VRD Series 2001-1308 COP (Acquired
  12/12/01; Cost $8,655,000)
  1.08%, 11/01/26(c)(d)(e)                          A-1+       --      8,655        8,655,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
  Series 2001-1305 COP
  (Acquired 04/02/01; Cost $4,950,000)
  1.17%, 01/01/35(c)(d)(e)                          A-1+       --      4,950        4,950,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook Regional
  Transportation Authority); VRD Series 2000-1303
  COP (Acquired 03/26/01;
  Cost $19,000,000)
  1.08%, 07/01/23(c)(d)(e)                          A-1+       --     19,000       19,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
  Unlimited Tax VRD Series 2003-0023 Class A COP
  (Acquired 06/12/03; Cost $3,775,000)
  1.08%, 06/01/15(c)(d)(e)                          A-1+       --      3,775        3,775,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois); VRD
  Series 2000-1304 COP (Acquired 06/27/00; Cost
  $7,340,000)
  1.08%, 06/01/21(c)(d)(e)                          A-1+       --      7,340        7,340,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust-Class A; VRD Series
  2002-1306 COP
  (Acquired 05/02/02; Cost $5,500,000)
  1.08%, 01/01/29(c)(d)(e)                          A-1+       --      5,500        5,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Central Lake County Joint
  Action Water Agency); VRD Series 2003 B18 RB
  (Acquired 02/19/03; Cost $3,160,000)
  1.10%, 05/01/20(c)(d)(e)                            --   VMIG-1      3,160        3,160,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

First Union MERLOTs (City of Chicago Board of
  Education); Unlimited
  Tax VRD Series 2000 A4 GO (Acquired 11/12/03;
  Cost $4,845,000)
  1.30%, 11/10/04(d)(e)(h)(i)(n)                      --   VMIG-1    $ 4,845   $    4,845,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago Emergency
  Telephone System);
  Limited Tax VRD Series 2002 A44 GO
  (Acquired 08/02/02; Cost $7,865,000)
  1.10%, 01/01/20(c)(d)(e)                            --   VMIG-1      7,865        7,865,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); Limited
  Tax VRD Series 2000
  A12 GO (Acquired 10/13/00; Cost $10,000,000)
  1.10%, 01/01/23(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Cook County); Unlimited Tax
  VRD Series 2003 B11 GO (Acquired 01/29/03; Cost
  $3,500,000)
  1.10%, 11/15/10(c)(d)(e)                            --   VMIG-1      3,500        3,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); Unlimited Tax VRD
  Series 2002 A41 GO
  (Acquired 07/25/02; Cost $17,870,000)
  1.10%, 06/01/17(c)(d)(e)                            --   VMIG-1     17,870       17,870,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Regional Transportation
  Authority of Illinois); VRD Series 2001 A93
  (Acquired 10/10/01; Cost $3,675,000)
  1.10%, 07/01/27(c)(d)(e)                            --   VMIG-1      3,675        3,675,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Illinois);
  Unlimited Tax VRD Series 2001 A124 GO (Acquired
  11/26/01; Cost $7,930,000)
  1.10%, 11/01/26(c)(d)(e)                           A-1       --      7,930        7,930,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (University of Illinois); VRD
  Series 2000 S GO
  (Acquired 03/20/00; Cost $7,400,000)
  1.10%, 04/01/30(c)(d)(e)                            --   VMIG-1      7,400        7,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (American College of Surgeons); VRD Series 1996
  RB (LOC-Northern Trust Co.)
  1.10%, 08/01/26(b)(c)                             A-1+       --      4,866        4,866,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (BAPS Inc. Project);
  VRD Series 2002 RB (LOC-Comerica Bank-Texas)
  1.10%, 06/01/17(b)(c)                              A-1       --      9,000        9,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (British Home for Retired Men & Women); VRD
  Series 2001 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 11/01/27(b)(c)                              A-1       --      9,120        9,120,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Chicago Shakespeare Project); VRD Series 1999
  RB (LOC-LaSalle Bank N.A.)
  (Acquired 09/24/03; Cost $4,100,000)
  1.05%, 01/01/19(b)(c)(d)                           A-1       --      4,100        4,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Embers Elementary School Project); Educational
  Facilities VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.) (Acquired 11/04/03;
  Cost $2,315,000)
  1.06%, 04/01/32(b)(c)(d)                           A-1       --      2,315        2,315,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance Authority
  (Evanston Northwestern Healthcare); VRD Series
  2001 C RB
  1.02%, 05/01/31(c)                                 A-1   VMIG-1    $ 1,900   $    1,900,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Glenwood School for Boys); VRD Series 1998 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/33(b)(c)                             A-1+       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Institute of Gas Technology Project); VRD
  Series 1999 IDR (LOC-Harris Trust & Savings
  Bank)
  1.07%, 09/01/24(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 A
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      6,240        6,240,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Jewish Charities Program); VRD Series 2003 B
  RN (LOC-Harris Trust & Savings Bank)
  1.05%, 06/30/04(b)(c)                             A-1+       --      5,470        5,470,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Lyric Opera Chicago Project); VRD Series 1994
  RB (LOC-Northern Trust Co., Harris Trust &
  Savings, Bank One N.A.)
  1.05%, 12/01/28(b)(c)                              A-1   VMIG-1     30,000       30,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Mount Carmel High School Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (North Shore Country Day School); VRD Series
  2003 RB (LOC-Northern Trust Co.)
  1.10%, 07/01/33(b)(c)                               --   VMIG-1      2,825        2,825,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (Oak Park Residence Corp. Project); VRD Series
  2001 RB (LOC-LaSalle Bank N.A.)
  (Acquired 01/29/03; Cost $2,975,000)
  1.04%, 07/01/41(b)(c)(d)                           A-1       --      2,975        2,975,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (West Central, Illinois Educational Project);
  VRD Series 2002 RB
  (LOC-American National Bank & Trust)
  1.05%, 09/01/32(b)(c)                               --   VMIG-1      4,800        4,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Development Finance Authority
  (World Communications Inc.); VRD Series 2000 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/15(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Aurora University); VRD Series 2002
  RB (LOC-Fifth Third Bank)
  1.10%, 03/01/32(b)(c)                               --   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Cultural Pooled Financing); VRD
  Series 1998 RB
  (LOC-American National Bank & Trust)
  1.05%, 03/01/28(b)(c)                              A-1       --    $ 5,000   $    5,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Museum of Science & Industry); VRD
  Series 1992 RB
  (LOC-First National Bank)
  1.08%, 10/01/26(b)(c)                               --   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (National Louis University); VRD
  Series 1999 B RB
  (LOC-American National Bank & Trust)
  1.05%, 06/01/29(b)(c)                              A-1       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University Project);
  VRD Series 1985 RB
  1.05%, 12/01/25(c)                                  --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
  1.05%, 12/15/25(c)                                  --   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Bensenville Home Society); VRD Series 1989 A
  RB
  (LOC-American National Bank & Trust)
  1.06%, 02/15/19(b)(c)                              A-1       --      1,150        1,150,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Blessing Hospital); VRD Series 1999 B RB
  1.05%, 11/15/29(c)(f)                              A-1   VMIG-1      4,710        4,710,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Cradle Society Project);
  VRD Series 1998 RB (LOC-American National Bank
  & Trust)
  1.08%, 04/01/33(b)(c)                              A-1       --      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Decatur Memorial Hospital Project); VRD Series
  1996 A RB
  0.98%, 11/15/24(c)(f)                             A-1+   VMIG-1      1,050        1,050,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Franciscan Eldercare); Refunding VRD Series
  1996 C RB
  (LOC-LaSalle National Bank)
  1.05%, 05/15/26(b)(c)                              A-1       --      1,420        1,420,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Northwestern Memorial Hospital); VRD Series
  1995 RB
  1.10%, 08/15/25(k)                                A-1+   VMIG-1     14,300       14,300,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (OSF HealthCare System); VRD Series 2002 RB
  (LOC-Fifth Third Bank)
  1.12%, 11/15/27(k)                                A-1+   VMIG-1      1,600        1,600,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Peace Memorial Ministries); VRD Series 2003 B
  RB (LOC-LaSalle Bank N.A.)
  1.02%, 08/15/33(b)(c)                              A-1       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (Resurrection Health); VRD Series 1999 B RB
  1.03%, 05/15/29(c)(f)                              A-1   VMIG-1      2,210        2,210,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities Authority
  (St. Lukes Medical Center); VRD Series 1998 B
  RB
  1.04%, 11/15/23(c)(f)                              A-1   VMIG-1    $ 1,000   $    1,000,000
---------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
  (University of Chicago Hospitals); VRD Series
  1998 RB
  1.12%, 08/01/26(f)(k)                              A-1   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
  1.07%, 01/01/16(c)(f)                               --   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
  1.07%, 01/01/17(c)(f)                               --   VMIG-1      4,600        4,600,000
---------------------------------------------------------------------------------------------
Illinois (State of); Sales Tax First Series 2002
  RB
  5.00%, 06/15/04                                    AAA      Aa3      1,000        1,008,013
---------------------------------------------------------------------------------------------
Illinois (State of); Unlimited Tax Series 2003 GO
  Notes
  2.00%, 04/15/04                                  SP-1+    MIG-1      5,000        5,001,948
---------------------------------------------------------------------------------------------
  1.50%, 05/15/04                                  SP-1+    MIG-1      5,000        5,003,211
---------------------------------------------------------------------------------------------
Kane (County of) (Glenwood School for Boys); VRD
  Series 1993 RB
  (LOC-Harris Trust & Savings Bank)
  1.05%, 02/01/28(b)(c)                             A-1+       --     13,700       13,700,000
---------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
  Project); Multi-Family Housing VRD Series 2000
  RB
  (CEP-Federal National Mortgage Association)
  1.05%, 12/15/30(c)                                A-1+       --     14,855       14,855,000
---------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew Society);
  VRD Series 1996 A RB (LOC-Northern Trust Co.)
  1.10%, 12/01/21(b)(c)                             A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing VRD
  Series 1995 A RB
  (LOC-LaSalle National Bank)
  1.10%, 12/01/04(b)(c)                              A-1       --      1,470        1,470,000
=============================================================================================
                                                                                  372,384,172
=============================================================================================

INDIANA-2.30%

ABN AMRO Munitops Ctfs. Trust (State of Indiana);
  Multi-State Non-AMT VRD Series 2003-27 RB
  (Acquired 11/12/03; Cost $13,795,000)
  1.14%, 8/11/04(d)(e)(i)(l)(n)                       --    MIG-1     13,795       13,795,000
---------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School Building
  Corp. No. 2; First Meeting Series 1995 RB
  5.95%, 02/01/05(i)(o)                              AAA      Aaa      1,700        1,801,273
---------------------------------------------------------------------------------------------
First Union MERLOTs (County of Porter Jail
  Building Corp.); VRD Series 2001 A58 RB
  (Acquired 11/12/03; Cost $9,420,000)
  1.30%, 11/10/04(d)(e)(i)(j)(n)                      --   VMIG-1      9,420        9,420,000
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced Program
  Notes);
  Series 2004 A RN
  2.00%, 01/25/05                                  SP-1+    MIG-1     17,500       17,627,199
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Bond Bank (Midyear Funding
  Program Notes);
  Series 2003 A RN
  1.25%, 04/15/04                                  SP-1+    MIG-1    $ 9,000   $    9,001,092
---------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township Metro
  School District);
  Series 1995 A RB
  5.80%, 02/01/05(i)(o)                              AAA      Aaa      2,750        2,886,064
---------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
  Authority (Marian College Project); VRD Series
  2003 RB (LOC-Bank One N.A.)
  1.02%, 04/01/24(b)(c)                               --   VMIG-1      1,000        1,000,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Hospitals Project); VRD
  Series 2000 A RB
  (LOC-Bank of America N.A.)
  1.05%, 07/01/28(b)(c)                             A-1+       --      9,815        9,815,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Community Mental Health &
  Rehabilitation); VRD Series 1990 RB
  (LOC-LaSalle National Bank)
  1.07%, 11/01/20(b)(c)                              A-1       --      1,460        1,460,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Fayette Memorial Hospital
  Association); VRD Series 2002 A RB
  (LOC-U.S. Bank N.A.)
  1.17%, 10/01/32(b)(k)                             A-1+       --      3,100        3,100,000
---------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities Financing
  Authority (Hartsfield Village Project); VRD
  Series 1997 B RB
  (LOC-LaSalle National Bank)
  1.02%, 08/15/27(b)(c)                              A-1       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Miami (County of) Economic Development (Dukes
  Memorial Hospital Project); VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A.)
  1.02%, 10/01/30(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   73,405,628
=============================================================================================

IOWA-1.51%

Iowa (State of) Finance Authority Retirement
  Community (Deerfield Retirement Community); VRD
  Series 2003 A RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 12/01/33(b)(c)                              A-1       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) Higher Education Loan Authority
  (Graceland Private College); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 02/01/33(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
  Anticipation Program Series 2004 B Wts. Ctfs.
  2.00%, 01/28/05(f)                                  --    MIG-1      8,000        8,063,984
---------------------------------------------------------------------------------------------
Iowa (State of); Series 2003 TRAN
  2.00%, 06/29/04                                  SP-1+    MIG-1     16,500       16,537,892
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
IOWA-(CONTINUED)

Iowa City (City of) (ACT, Inc.); VRD Series 2001
  RB
  1.22%, 04/01/32(k)                                A-1+       --    $ 6,815   $    6,815,000
=============================================================================================
                                                                                   48,416,876
=============================================================================================

KANSAS-0.44%

Lenexa (City of) Health Care Facilities (Lakeview
  Village Inc.);
  VRD Series 2002 B RB (LOC-LaSalle Bank N.A.)
  1.05%, 05/15/32(b)(c)                              A-1       --      7,500        7,500,000
---------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities (YMCA of
  Greater Kansas City Project); VRD Series 2002 B
  RB (LOC-Bank of America N.A.)
  1.10%, 11/01/18(b)(c)                               --   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities (YMCA
  of Wichita Project); VRD Series 1998 XI RB
  (LOC-Bank of America NT & SA)
  (Acquired 02/15/01; Cost $3,550,000)
  1.10%, 08/01/09(b)(c)(d)                          A-1+       --      3,550        3,550,000
=============================================================================================
                                                                                   13,950,000
=============================================================================================

KENTUCKY-0.95%

Kentucky Area Developing Districts Financing
  Trust (Weekly Acquisition Lease Program-Ewing);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.11%, 06/01/33(b)(c)                              A-1       --      5,910        5,910,000
---------------------------------------------------------------------------------------------
Louisville & Jefferson (Counties of) Metropolitan
  Sewer District; Sewer & Drain System Series
  1999 A RB
  6.50%, 05/15/04(f)                                 AAA      Aaa      1,595        1,605,667
---------------------------------------------------------------------------------------------
Newport (City of) League of Cities Funding Trust;
  Lease Program VRD Series 2002 RB (LOC-U.S. Bank
  N.A.)
  1.04%, 04/01/32(b)(c)                               --   VMIG-1     23,000       23,000,000
=============================================================================================
                                                                                   30,515,667
=============================================================================================

LOUISIANA-1.34%

Eagle Tax Exempt Trust (City of New Orleans); VRD
  Series 2000-1801 COP (Acquired 10/10/00; Cost
  $6,000,000)
  1.08%, 12/01/21(c)(d)(e)                          A-1+       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Kenner (City of); Refunding Sales Tax Series 2003
  RB
  5.00%, 06/01/04(f)                                 AAA      Aaa      1,810        1,822,116
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Glen Retirement System Project); VRD Series
  2001 RB (LOC-AmSouth Bank)
  (Acquired 08/15/01; Cost $3,490,000)
  1.17%, 09/01/16(b)(c)(d)                            --   VMIG-1      3,490        3,490,000
---------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities Authority
  (Pennington Medical Foundation Project); VRD
  Series 2001 A RB (LOC-Bank One N.A.)
  1.05%, 07/01/31(b)(c)                               --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Louisiana (State of) Offshore
  Term Authority (Loop LLC Project); Refunding
  Deepwater Port VRD Series 1999 RB (LOC-Bank One
  Louisiana)
  1.08%, 10/01/19(b)(c)                              A-1   VMIG-1    $16,400   $   16,400,000
=============================================================================================
                                                                                   42,712,116
=============================================================================================

MARYLAND-1.08%

Anne Arundel (County of); Unlimited Tax Series
  2002 GO
  4.25%, 03/01/05                                    AA+      Aa1      1,740        1,790,483
---------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
  (Buckingham's Choice Inc. Project); VRD Series
  1997 C RB
  (LOC-Branch Banking & Trust)
  1.05%, 01/01/27(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Gaithersburg (City of) Economic Development
  (Asbury Methodist); VRD Series 1997 A RB
  1.02%, 07/01/27(c)(f)                             A-1+       --      4,130        4,130,000
---------------------------------------------------------------------------------------------
Hyattsville (City of) (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR (LOC-Deutsche
  Bank Trust Co.)
  1.20%, 06/01/04(b)(h)(i)                           A-1       --      1,055        1,055,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (Baltimore County Project); Student Housing VRD
  Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 11/01/31(b)(c)                              A-1       --     14,250       14,250,000
---------------------------------------------------------------------------------------------
Maryland (State of) Economic Development Corp.
  (YMCA of Central Maryland Inc. Project); VRD
  Series 2003 RB
  (LOC-Branch Banking & Trust)
  1.05%, 04/01/28(b)(c)                               --   VMIG-1      3,600        3,600,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Maryland Health & Higher
  Educational Facilities Authority); VRD Floating
  Rate Trust Ctfs. Series 2003-829 RB
  (Acquired 06/19/03; Cost $3,800,000)
  1.07%, 08/15/38(c)(d)(e)                            --   VMIG-1      3,800        3,800,000
=============================================================================================
                                                                                   34,625,483
=============================================================================================

MASSACHUSETTS-1.37%

Billerica (City of); Limited Tax Series 2004 BAN
  GO
  2.00%, 01/07/05                                  SP-1+    MIG-1     18,000       18,120,475
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-2
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1      9,300        9,300,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); VRD Series 2002 R-4
  RB
  1.01%, 10/01/42(f)(k)                             A-1+   VMIG-1     13,840       13,840,000
---------------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority; Series 1993 C RB
  5.25%, 12/01/04(i)(o)                              AAA      Aaa      1,460        1,529,033
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of); Ltd Tax Consolidated
  Loan Series 1994 B GO
  6.00%, 08/01/04(i)(o)                              NRR      NRR    $   975   $    1,010,524
=============================================================================================
                                                                                   43,800,032
=============================================================================================

MICHIGAN-3.69%

Dearborn (City of) Economic Development Corp.
  (Henry Ford Village Inc. Project); Limited Tax
  VRD Series 1998 IDR
  (LOC-Comerica Bank)
  1.05%, 10/01/23(b)(c)(m)                            --       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Detroit (City of) Economic Development Corp.
  (Waterfront Reclamation); VRD Series 1999 B RB
  (LOC-Bank of America NT & SA)
  1.05%, 05/01/09(b)(c)                             A-1+      P-1      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit School
  District); Unlimited Tax VRD Series 2002-6014
  Class A COP (Acquired 11/06/02; Cost
  $7,105,000)
  1.08%, 05/01/32(c)(d)(e)                          A-1+       --      7,105        7,105,000
---------------------------------------------------------------------------------------------
Eaton Rapids (City of) Public Schools; Unlimited
  Tax Series 1995 GO
  5.50%, 05/01/04(i)(o)                              AAA      Aaa      1,000        1,013,700
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Sewage
  Disposal System); VRD Series 2001 A112 RB
  (Acquired 10/31/01; Cost $4,920,000)
  1.10%, 07/01/32(c)(d)(e)                            --   VMIG-1      4,920        4,920,000
---------------------------------------------------------------------------------------------
  VRD Series 2003 B41 RB (Acquired 07/09/03; Cost
  $4,520,000)
  1.10%, 07/01/26(c)(d)(e)                            --   VMIG-1      4,520        4,520,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (City of Detroit Water Supply
  System); VRD Series 2000 D RB (Acquired
  01/21/00; Cost $10,000,000)
  1.10%, 07/01/29(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of Michigan Hospital
  Finance Authority); VRD Series 1997 X RB
  (Acquired 12/12/03; Cost $15,000,000)
  1.10%, 08/15/24(c)(d)(e)                            --   VMIG-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Jackson (County of) Economic Development Corp.
  (Vista Grande Villa); Refunding Limited VRD
  Series 2001 A RB
  (LOC-LaSalle National Bank)
  1.10%, 11/01/31(b)(k)                              A-1       --      1,100        1,100,000
---------------------------------------------------------------------------------------------
Michigan (State of) Comprehensive Transportation
  Fund;
  Series 2002 B RB
  4.00%, 05/15/04                                    AAA      Aa3      1,300        1,304,573
---------------------------------------------------------------------------------------------
Michigan (State of) Housing Development Authority
  (Parks of Taylor Apartments); Multi-Family VRD
  Series 2002 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 08/15/32(c)                                A-1+       --      2,135        2,135,000
---------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
  Series 2003 B-2 RN (LOC-J.P. Morgan Chase &
  Co.)
  2.00%, 08/23/04(b)                               SP-1+       --      8,000        8,030,220
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Strategic Fund (Van Andel
  Research Institute Project); Limited Tax VRD
  Series 1997 RB
  (LOC-Standard Federal Bank)
  1.02%, 11/01/27(b)(c)                              A-1       --    $13,300   $   13,300,000
---------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Notes Series
  2004 GO
  2.00%, 09/30/04                                  SP-1+    MIG-1     15,000       15,075,846
---------------------------------------------------------------------------------------------
Oakland (County of) Economic Development Corp.
  (Rochester College Project); Limited Obligation
  VRD Series 2001 RB
  (LOC-Bank One Michigan)
  1.12%, 08/01/21(b)(c)                               --   VMIG-1      3,111        3,111,000
---------------------------------------------------------------------------------------------
Southfield (City of) (Lawrence Tech University
  Project); Economic Development VRD Series 2001
  RB (LOC-Bank One Michigan N.A.)
  1.08%, 10/01/31(b)(c)                              A-1       --      6,000        6,000,000
---------------------------------------------------------------------------------------------
Traverse City (City of) Area Public Schools;
  Refunding Unlimited Tax Series 1994 GO
  4.55%, 05/01/04(f)                                 AAA      Aaa      1,000        1,002,820
---------------------------------------------------------------------------------------------
University of Michigan; Refunding Hospital VRD
  Series 1992 A RB
  1.08%, 12/01/19(k)                                A-1+   VMIG-1     12,550       12,550,000
=============================================================================================
                                                                                  118,068,159
=============================================================================================

MINNESOTA-3.99%

Golden Valley (City of) (Unicare Homes Inc.
  Project); VRD Series 1984 IDR (LOC-Bank of
  America N.A.)
  1.02%, 09/01/14(b)(c)                             A-1+       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Minnesota Public
  Facilities Authority); VRD Drinking Water
  Series 2002-319 COP (Acquired 07/31/03; Cost
  $14,060,000)
  1.05%, 03/01/21(c)(d)(e)                           A-1       --     14,060       14,060,000
---------------------------------------------------------------------------------------------
Minneapolis (City of) (Minnehaha Academy
  Project); VRD Series 2001 RB (LOC-Firstar Bank
  N.A.)
  1.22%, 05/01/26(b)(k)(m)                            --       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
  Council of Minnesota; Unlimited Tax Series 2002
  D GO
  5.00%, 02/01/05                                    AAA      Aaa      1,190        1,228,470
---------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities (Mayo
  Foundation); Commercial Paper Notes Series
  2000A
  0.98%, 05/19/04                                   A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
  Series 2000 B
  0.95%, 05/12/04                                   A-1+       --     20,500       20,500,000
---------------------------------------------------------------------------------------------
  Series 2000 C
  0.95%, 04/08/04                                   A-1+       --     33,500       33,500,000
---------------------------------------------------------------------------------------------
  Series 2001 A
  0.95%, 04/13/04                                   A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
  Series 2001 B
  0.95%, 04/13/04                                   A-1+       --     10,600       10,600,000
---------------------------------------------------------------------------------------------
  Series F
  0.98%, 05/19/04                                   A-1+       --      5,000        5,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
MINNESOTA-(CONTINUED)

St. Paul (City of) Housing & Redevelopment
  Authority (Science Museum of Minnesota); VRD
  Series 1997 A RB
  (LOC-First Interstate Bank)
  1.07%, 05/01/27(b)(c)                               --   VMIG-1    $14,260   $   14,260,000
=============================================================================================
                                                                                  127,548,470
=============================================================================================

MISSISSIPPI-1.15%

ABN AMRO Munitops Ctfs. Trust (State of
  Mississippi Development Board-Jackson Water &
  Sewer); Multi-State Non-AMT VRD Series 2002-22
  Ctfs. (Acquired 09/10/03; Cost $9,995,000)
  1.20%, 6/23/04(d)(e)(i)(l)(n)                       --   VMIG-1      9,995        9,995,000
---------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (State of Mississippi);
  Unlimited Tax VRD Series 2002-6018 Class A COP
  (Acquired 11/20/02; Cost $3,200,000) 1.08%,
  11/01/22(c)(d)(e)                                 A-1+       --      3,200        3,200,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Jackson Medical Mall); VRD Series 2000 A RB
  (LOC-Bank One Louisiana)
  1.05%, 11/01/18(b)(c)                              A-1       --      4,800        4,800,000
---------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD Series 2003
  RB (LOC-AmSouth Bank) 1.17%, 07/01/23(b)(c)         --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
University of Mississippi Educational Building
  Corp. (Campus Improvements Project); VRD Series
  2000 RB
  1.09%, 10/01/20(c)(f)                               --   VMIG-1      8,690        8,690,000
=============================================================================================
                                                                                   36,685,000
=============================================================================================

MISSOURI-0.65%

Missouri (State of) Development Finance Board
  (Southeast Missouri State University);
  Educational Facilities VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 10/01/23(b)(c)                             A-1+       --      5,750        5,750,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Lutheran Senior
  Services); VRD Series 2000 RB (LOC-Firstar Bank
  N.A.)
  1.05%, 02/01/31(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Southwest Baptist
  University Project); VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.17%, 10/01/33(b)(k)                             A-1+       --      5,950        5,950,000
---------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); VRD Series 1985 B RB
  1.08%, 09/01/10(c)                                A-1+   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
  Authority (Friendship Village of South County);
  VRD Series 2002 B IDR (LOC-LaSalle Bank N.A.)
  1.05%, 09/01/22(b)(c)                              A-1       --      2,915        2,915,000
=============================================================================================
                                                                                   20,815,000
=============================================================================================

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------

MONTANA-0.37%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); VRD Series 2002 RB
  (LOC-LaSalle Bank N.A.)
  1.05%, 08/01/27(b)(c)(g)                            --       --    $ 6,900   $    6,900,000
---------------------------------------------------------------------------------------------
Montana (State of); Unlimited Tax Series 2003
  TRAN GO
  2.00%, 06/30/04                                  SP-1+    MIG-1      5,000        5,012,000
=============================================================================================
                                                                                   11,912,000
=============================================================================================

NEBRASKA-1.34%

Nebhelp Inc.; Multi-Mode VRD Series 1985 A RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,995        5,995,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 B RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      3,590        3,590,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 D RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1      5,865        5,865,000
---------------------------------------------------------------------------------------------
Nebhelp Inc.; Multi-Mode VRD Series 1985 E RB
  1.10%, 12/01/15(c)(f)                             A-1+   VMIG-1     27,335       27,335,000
=============================================================================================
                                                                                   42,785,000
=============================================================================================

NEVADA-0.86%

ABN AMRO Munitops Ctfs. Trust (County of Washoe);
  Refunding VRD Limited Tax Series 2001-24 Single
  Asset Trust Ctfs. (Acquired 06/21/01; Cost
  $5,500,000)
  1.12%, 07/01/09(c)(d)(e)                            --   VMIG-1      5,500        5,500,000
---------------------------------------------------------------------------------------------
Carson (City of) (Carson-Tahoe Hospital Project);
  Hospital VRD Series 2003 B RB
  (LOC-U.S. Bank N.A.)
  1.02%, 09/01/33(b)(c)                             A-1+       --     18,000       18,000,000
---------------------------------------------------------------------------------------------
Clark (County of); Refunding Limited Tax Series
  1998 B GO
  5.25%, 11/01/04                                     AA      Aa2      2,245        2,298,523
---------------------------------------------------------------------------------------------
Nevada (State of); Capital Improvements Limited
  Tax Series 1996 A GO
  6.00%, 05/15/04(o)                                 NRR      NRR      1,530        1,539,031
=============================================================================================
                                                                                   27,337,554
=============================================================================================

NEW HAMPSHIRE-0.64%

Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Education & Health
  Facilities Authority); Refunding VRD Series
  2003-772 RB (Acquired 01/22/03; Cost
  $5,475,000)
  1.08%, 01/01/17(c)(d)(e)                           A-1       --      5,475        5,475,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (New Hampshire Higher Educational &
  Health Facilities Authority); Refunding VRD
  Series 2003-866 RB (Acquired 10/23/03; Cost
  $7,485,000)
  1.08%, 08/15/21(c)(d)(e)                           A-1       --      7,485        7,485,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NEW HAMPSHIRE-(CONTINUED)

New Hampshire (State of) Health & Educational
  Facilities Authority (Kendal at Hanover Issue);
  VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/30(b)(c)                              A-1       --    $ 7,455   $    7,455,000
=============================================================================================
                                                                                   20,415,000
=============================================================================================

NEW JERSEY-0.19%

Union (County of) Industrial Pollution Control
  Financing Authority (Exxon Mobil Corp.
  Project); Refunding Pollution Control VRD
  Series 1994 RB
  1.07%, 07/01/33(k)                                A-1+       --      6,200        6,200,000
=============================================================================================

NEW MEXICO-0.04%

Dona Ana (County of) Gross Receipts Tax;
  Refunding & Improvement Series 1998 RB
  5.00%, 06/01/04(f)                                  --      Aaa      1,200        1,207,819
=============================================================================================

NEW YORK-0.34%

ABN AMRO Munitops Ctfs. Trust (Triborough Bridge
  & Tunnel Authority); VRD Series 2002-31 Non-AMT
  Ctfs. (Acquired 03/24/04; Cost $10,000,000)
  1.07%, 11/15/10(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
New York (State of); Unlimited Tax Series 1994 B1
  GO
  7.20%, 08/15/04(i)(o)                              NRR      NRR      1,000        1,032,676
=============================================================================================
                                                                                   11,032,676
=============================================================================================

NORTH CAROLINA-2.29%

Albemarle (City of) Hospital Authority;
  Healthcare Facilities VRD Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 10/01/15(b)(c)                              A-1       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Dare (County of); Utility System Series 1994 RB
  5.75%, 06/01/04(i)(o)                              AAA      Aaa      1,000        1,027,777
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Finance Agency (NCA&T University Foundation);
  Student Housing Facilities VRD Series 2001 RB
  (LOC-Wachovia Bank N.A.)
  1.10%, 07/01/32(b)(c)                               --   VMIG-1     18,745       18,745,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Elon College); VRD Series
  2001 A RB (LOC-Bank of America N.A.)
  1.05%, 01/01/14(b)(c)(g)                            --       --      4,500        4,500,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Goodwill Community Foundation
  Project); VRD Series 2002 RB
  (LOC-Bank of America N.A.)
  1.05%, 04/01/22(b)(c)(g)                            --       --      2,260        2,260,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
  Financing Agency (Wolfpak Club Project); VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.05%, 04/01/12(b)(g)                               --       --      9,500        9,500,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care Commission
  (Cleveland Regional Medical Center Project);
  Health Care Facilities VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.05%, 01/01/18(b)(c)(g)                            --       --    $19,437   $   19,437,000
---------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care Commission
  (Lutheran Retirement Project); VRD Series 1999
  RB
  (LOC-Bank of America N.A.) (Acquired 12/01/03;
  Cost $1,785,000) 1.05%, 01/01/19(b)(c)(d)(g)        --       --      1,785        1,785,000
---------------------------------------------------------------------------------------------
Wake (County of); Public Improvement Unlimited
  Tax Series 2004 GO
  3.00%, 03/01/05                                    AAA      Aaa     10,000       10,171,800
=============================================================================================
                                                                                   73,326,577
=============================================================================================

OHIO-5.20%

Akron (City of) (Community Learning Centers);
  Income Tax Series 2004 B RB
  2.00%, 12/01/04(f)                                 AAA      Aaa      1,000        1,005,952
---------------------------------------------------------------------------------------------
Allen (County of); Refunding Limited Tax Series
  2002 GO
  1.70%, 12/01/04(f)                                  --      Aaa      1,000        1,004,298
---------------------------------------------------------------------------------------------
Butler (County of) Healthcare Facilities
  (Lifesphere Project):
  Refunding & Improvement Series 2002 RB
  (LOC-U.S. Bank N.A.)
  1.02%, 05/01/27(b)(c)                              A-1       --      8,500        8,500,000
---------------------------------------------------------------------------------------------
Cambridge (City of) (Regional Medical Center
  Project); Refunding & Improvement Hospital
  Facilities VRD Series 2001 RB
  (LOC-National City Bank)
  1.06%, 12/01/21(b)(c)                               --   VMIG-1     11,515       11,515,000
---------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran Village
  Project); Health Care VRD Series 1994 RB
  (LOC-National City Bank)
  1.07%, 11/01/13(b)(c)                               --   VMIG-1      2,130        2,130,000
---------------------------------------------------------------------------------------------
Cincinnati (City of) School District; Unlimited
  Tax Series 2003 BAN GO
  1.65%, 09/10/04                                     --    MIG-1      8,000        8,019,262
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Continuing Care Facilities;
  Refunding VRD Series 1999 RB (LOC-LaSalle
  National Bank)
  1.02%, 02/01/29(b)(c)                             A-1+       --     22,985       22,985,000
---------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
  (Judson Retirement Community); Refunding VRD
  Series 2000 RB
  (LOC-National City Bank)
  1.05%, 11/15/19(b)(c)                              A-1       --        800          800,000
---------------------------------------------------------------------------------------------
Kettering (City of) School District; Series 2004
  BAN
  2.00%, 07/22/04                                     --    MIG-1     15,000       15,047,305
---------------------------------------------------------------------------------------------
Lorain (County of) (Elyria United Methodist
  Village); Hospital Refunding VRD Series 1996 B
  RB (LOC-Bank One N.A.)
  1.04%, 06/01/12(b)(c)                              A-1   VMIG-1      5,110        5,110,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Lorain (County of) (EMH Regional Medical Center
  Project); Hospital Facilities VRD Series 2001
  RB (LOC-National City Bank)
  1.09%, 05/01/26(b)(c)(m)                            --       --    $15,385   $   15,385,000
---------------------------------------------------------------------------------------------
Lorain (County of) Independent Living Facilities
  (Elyria United Methodist Project); VRD Series
  1999 RB (LOC-Bank One N.A.)
  1.04%, 06/01/25(b)(c)                              A-1       --      9,495        9,495,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 1997 B RB
  1.03%, 12/01/28(c)(f)                             A-1+   VMIG-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities (Forum
  Health Obligation Group); VRD Series 2002 B RB
  (LOC-Fifth Third Bank)
  1.06%, 12/01/27(b)(c)                               --   VMIG-1      7,200        7,200,000
---------------------------------------------------------------------------------------------
Mahoning Valley (City of) Sanitation District;
  Water Series 1994 RB
  7.75%, 05/15/04(i)(o)                              NRR      NRR      8,000        8,224,306
---------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
  Hospital Improvement VRD Series 1990 RB
  (LOC-Bank One N.A.)
  1.05%, 08/01/20(b)(c)                              A-1       --      4,745        4,745,000
---------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest General
  Health Center); Hospital Improvement VRD Series
  1997 RB
  (LOC-Fifth Third Bank)
  1.06%, 08/15/22(b)(c)                             A-1+       --      5,615        5,615,000
---------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
  Society); Limited Obligation VRD Series 1996 RB
  (LOC-National City Bank)
  1.06%, 12/01/10(b)(c)                              A-1       --      2,100        2,100,000
---------------------------------------------------------------------------------------------
Ohio (State of) Air Quality Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Fifth Third Bank)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1      2,530        2,530,000
---------------------------------------------------------------------------------------------
Ohio (State of) Water Development Authority
  (Timken Project); Refunding Multi-Modal VRD
  Series 2001 RB
  (LOC-Northern Trust Co.)
  1.04%, 11/01/25(b)(c)                             A-1+   VMIG-1     10,200       10,200,000
---------------------------------------------------------------------------------------------
Plain (City of) School District; Series 2003 RAN
  2.00%, 05/20/04(m)                                  --       --      1,000        1,001,271
---------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial Hospital);
  VRD Series 2002 RB (LOC-Bank One N.A.)
  1.06%, 05/01/17(b)(c)                               --   VMIG-1      6,635        6,635,000
---------------------------------------------------------------------------------------------
Solon (City of); Unlimited Tax Series 2003 BAN GO
  2.00%, 12/09/04(m)                                  --       --      2,800        2,816,567
---------------------------------------------------------------------------------------------
Twinsburg (City of) School District; Refunding
  Unlimited Tax Series 2004 GO
  2.00%, 12/01/04(f)                                  --      Aaa      1,800        1,811,322
---------------------------------------------------------------------------------------------
Warren (County of) Health Care Facilities
  (Otterbein); Refunding & Improvement VRD Series
  1998 A RB (LOC-Fifth Third Bank)
  1.07%, 07/01/21(b)(c)                             A-1+       --      1,340        1,340,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
OHIO-(CONTINUED)

Youngstown (City of) School District; Unlimited
  Tax Series 2003-3 BAN 2.00%, 05/05/04               --    MIG-1    $ 5,000   $    5,004,616
=============================================================================================
                                                                                  166,219,899
=============================================================================================

OKLAHOMA-1.48%

Oklahoma (County of) Finance Authority (Oxford
  Oaks Apartments Projects); Refunding
  Multi-Family Housing VRD Series 2000 RB
  (CEP-Federal National Mortgage Association)
  1.04%, 07/15/30(c)                                A-1+       --     27,695       27,695,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance Authority
  (Capitol Dome Project); VRD Series 2001 RB
  (LOC-Bank of America N.A.)
  1.12%, 06/01/11(b)(c)                             A-1+       --      4,555        4,555,000
---------------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board; Loan
  Program Notes Series 2003 A RB
  0.87%, 04/01/04(h)(i)                             A-1+       --     14,990       14,990,000
=============================================================================================
                                                                                   47,240,000
=============================================================================================

OREGON-0.24%

Oregon (State of) Health, Housing, Educational &
  Cultural Facilities Authority (Quatama Crossing
  LLC Housing Project); VRD Series 1998 RB
  (LOC-U.S. Bank N.A.)
  1.07%, 01/01/31(b)(c)                               --      Aa2      7,540        7,540,000
=============================================================================================

PENNSYLVANIA-3.23%

ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2001-30 Ctfs. (Acquired
  10/31/02; Cost $5,000,000)
  1.11%, 09/01/09(c)(d)(e)                            --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (State of
  Pennsylvania Public School Building Authority);
  Non-AMT VRD Series 2003-24 Ctfs. (Acquired
  03/08/04; Cost $7,000,000)
  1.11%, 06/01/11(c)(d)(e)                            --   VMIG-1      7,000        7,000,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (ACES-Presbyterian University
  Hospital); VRD Series 1988 B1 RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/18(b)(c)                               --   VMIG-1      2,085        2,085,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 A RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      4,470        4,470,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Hospital Development
  Authority (Presbyterian Health Center); VRD
  Series 1990 D RB
  1.02%, 03/01/20(c)(f)                             A-1+   VMIG-1      1,300        1,300,000
---------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Carnegie Museums of Pittsburgh); VRD
  Series 2002 IDR (LOC-Citizens Bank of
  Pennsylvania)
  1.15%, 08/01/32(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Altoona (City of) Authority; Water Series 1994 A
  RB
  6.50%, 11/01/04(i)(o)                              AAA       --    $ 1,700   $    1,786,650
---------------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services); Health Care VRD
  Series 1998 A IDR
  1.02%, 01/01/28(c)(f)                               --   VMIG-1     11,310       11,310,000
---------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial and
  Commercial Development Authority (Asbury Villas
  Project); VRD Series 2000 B IDR (LOC-LaSalle
  Bank N.A.)
  1.05%, 12/01/30(b)(c)                              A-1       --      3,000        3,000,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Delaware Valley
  Regional); VRD Series 2001-3801 COP (Acquired
  06/04/01; Cost $8,900,000)
  1.08%, 08/01/28(c)(d)(e)                          A-1+       --      8,900        8,900,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Pennsylvania);
  VRD Series 94-3802 COP (Acquired 01/29/03; Cost
  $1,295,000)
  1.08%, 05/01/17(c)(d)(e)                          A-1+               1,295        1,295,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (City of Scranton & County of
  Lackawanna Health & Welfare Authority); VRD
  Series 2002 A-18 RB
  (Acquired 03/22/02; Cost $2,865,000)
  1.10%, 03/01/15(c)(d)(e)                            --   VMIG-1      2,865        2,865,000
---------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligation);
  Health Care VRD Series 2000 IDR
  1.12%, 12/01/24(c)(f)                              A-1       --      3,575        3,575,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Co-Op); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 10/01/14(b)(j)                             A-1+       --      7,480        7,480,000
---------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Allegheny Electric Corp.); Pollution
  Control VRD Series 1984 IDR (LOC-Rabobank
  Nederland)
  1.03%, 06/01/14(b)(j)                             A-1+       --      1,105        1,105,000
---------------------------------------------------------------------------------------------
Lower Southampton (Township of); Unlimited Tax
  Series 1994 GO
  5.90%, 05/15/04(i)(o)                              AAA      Aaa      1,000        1,005,832
---------------------------------------------------------------------------------------------
Northeastern Hospital & Education Authority
  (Wilkes University Project); VRD Series 2002 B
  RB (LOC-Wachovia Bank N.A.)
  1.02%, 10/01/30(b)(c)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Fox Chase Cancer Center); VRD Series
  2001 IDR
  (LOC-JP Morgan Chase & Co.)
  1.12%, 07/01/10(b)(k)                             A-1+      P-1      4,000        4,000,000
---------------------------------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Girard Estate Aramark Project); VRD
  Series 2002 IDR (LOC-JP Morgan Chase Bank &
  Co.)
  1.00%, 06/01/32(b)(c)                             A-1+       --     25,400       25,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Philadelphia (City of) Industrial Development
  Authority (Girard Estate Facilities Leasing);
  VRD Series 2001 IDR
  (LOC-Morgan Guaranty Trust)
  1.00%, 11/01/31(b)(c)                             A-1+       --    $ 1,400   $    1,400,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Girard Estate
  Project); Refunding VRD Series 1999 RB
  (LOC-Chase Manhattan Bank (The)) (Acquired
  03/18/04; Cost $2,000,000)
  1.00%, 06/01/27(b)(c)(d)                          A-1+       --      2,000        2,000,000
---------------------------------------------------------------------------------------------
Washington (County of) Authority (Higher
  Education Pooled Equipment Lease); Lease VRD
  Series 1985 RB (LOC-Wachovia Bank)
  1.06%, 11/01/05(b)(c)                               --   VMIG-1      4,890        4,890,000
=============================================================================================
                                                                                  103,367,482
=============================================================================================

SOUTH CAROLINA-3.75%

Charleston (County of) School District; Unlimited
  Tax
  Series 2004 BAN GO
  2.00%, 11/04/04                                  SP-1+    MIG-1     20,000       20,122,169
---------------------------------------------------------------------------------------------
Cherokee (County of) (Newark Electric Division);
  Industrial VRD Series 1985 RB (LOC-LaSalle Bank
  N.A.)
  1.05%, 12/01/15(b)(c)                              A-1       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South Carolina
  Public Service Authority); VRD Series 2000-4001
  Class A COP (Acquired 09/08/00; Cost
  $10,100,000)
  1.08%, 01/01/22(c)(d)(e)                          A-1+       --     10,100       10,100,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (State of South Carolina
  Public Service Authority); VRD Series 2000 L RB
  (Acquired 02/25/00; Cost $11,590,000)
  1.10%, 01/01/22(c)(d)(e)                            --   VMIG-1     11,590       11,590,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of South Carolina Transportation
  Infrastructure); Floating Rate Trust Ctfs. VRD
  Series 2002-728 RB (Acquired 11/13/02; Cost
  $7,185,000) 1.07%, 10/01/22(c)(d)(e)               A-1       --      7,185        7,185,000
---------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding Pollution
  Control VRD Series 1993 RB (LOC-Bank One Trust
  Co.)
  1.05%, 02/01/17(b)(c)                               --      P-1      6,000        6,000,000
---------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Electric VRD Series 2002 B RB
  1.05%, 01/01/18(c)(f)                              A-1   VMIG-1     32,700       32,700,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (Morris
  College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 07/30/02;
  Cost $2,300,000)
  1.10%, 07/01/17(b)(c)(d)                          A-1+       --      2,300        2,300,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Educational Facilities
  Authority for Non-Profit Institutions (The
  Allen University Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 03/27/01;
  Cost $2,840,000) 1.10%, 09/01/18(b)(c)(d)         A-1+       --      2,840        2,840,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Children's Home
  Project); Economic Development VRD Series 2003
  RB (LOC-Branch Banking & Trust)
  1.05%, 03/01/23(b)(c)                               --   VMIG-1    $ 3,000   $    3,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Carolina Piedmont
  Foundation Project); Economic Development VRD
  Series 2002 RB (LOC-Bank of America N.A.)
  1.10%, 09/01/32(b)(c)(g)                            --       --      4,000        4,000,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Catholic Diocese of
  South Carolina Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) (Acquired 07/23/02;
  Cost $2,775,000)
  1.10%, 09/01/18(b)(c)(d)                          A-1+       --      2,775        2,775,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Coastal Carolina
  University Project); Student Housing VRD Series
  2003 A RB (LOC-Wachovia Bank N.A.)
  1.01%, 07/01/35(b)(c)                              A-1       --      6,125        6,125,000
---------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Presbyterian Home of
  South Carolina Project); Economic Development
  VRD Series 2003 A RB (LOC-Wachovia Bank N.A)
  1.07%, 04/01/20(b)(c)                              A-1       --      4,535        4,535,000
=============================================================================================
                                                                                  119,772,169
=============================================================================================

TENNESSEE-7.72%

Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1997 RB
  (LOC-Bank of America N.A.) (Acquired 10/20/03;
  Cost $3,150,000)
  1.05%, 11/01/27(b)(c)(d)                            --   VMIG-1      3,150        3,150,000
---------------------------------------------------------------------------------------------
Clarksville (City of) Public Building Authority
  (Tennessee Municipal Bond Fund); Pooled Funding
  VRD Series 1999 RB
  (LOC-Bank of America N.A.) (Acquired 01/15/04;
  Cost $30,500,000)
  1.05%, 06/01/29(b)(c)(d)                            --   VMIG-1     30,500       30,500,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga); VRD
  Series 2000-4202 COP (Acquired 10/10/00; Cost
  $14,040,000)
  1.08%, 10/01/27(c)(d)(e)                          A-1+       --     14,040       14,040,000
---------------------------------------------------------------------------------------------
Hamilton (County of) Industrial Development Board
  (Tennessee Aquarium Project); VRD Series 1991
  IDR
  1.05%, 07/01/21(b)(c)                             A-1+       --      2,500        2,500,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
  Systems VRD Series 2003 B RB
  1.05%, 11/01/26(c)(f)                               --   VMIG-1     12,700       12,700,000
---------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Wastewater
  Systems VRD Series 2002 RB
  1.05%, 12/01/22(c)(f)                               --   VMIG-1     23,435       23,435,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

Jackson (City of) Health & Educational Facilities
  Board (Trinity Christian Academy); Educational
  Facilities VRD Series 2002 RB
  (LOC-AmSouth Bank)
  1.17%, 03/01/22(b)(c)                               --   VMIG-1    $ 5,400   $    5,400,000
---------------------------------------------------------------------------------------------
Knox (County of) Health Education & Housing
  Facility Board (Volunteer Student Housing LLC
  Project); Student Housing VRD Series 2002 RB
  (LOC-Wachovia Bank N.A.)
  1.01%, 09/01/34(b)(c)                               --   VMIG-1     27,020       27,020,000
---------------------------------------------------------------------------------------------
Memphis (City of); Electric System Sub-Series
  2003 A RB
  2.00%, 12/01/04                                    AA-      Aa3     10,000       10,056,093
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist Health System); VRD
  Series 1997 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/27(b)(c)                             A-1+   VMIG-1      2,800        2,800,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Adventist/Sunbelt); VRD
  Series 1996 A RB (LOC-SunTrust Bank of Central
  Florida)
  1.02%, 11/15/26(b)(c)                             A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Park at Hermitage Project);
  VRD Series 2004 RB (CEP-Federal National
  Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      6,645        6,645,000
---------------------------------------------------------------------------------------------
Metropolitan Government (City of Nashville &
  County of Davidson) Health & Education
  Facilities Board (Vanderbilt University); VRD
  Series 2002 B RB
  1.10%, 10/01/32(k)                                A-1+   VMIG-1      3,200        3,200,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
  (City of Nashville & County of Davidson);
  Unlimited Tax Series 2003-871 GO
  (Acquired 11/17/03; Cost $4,995,000)
  1.07%, 10/15/10(c)(d)(e)                            --   VMIG-1      4,995        4,995,000
---------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement); VRD
  Series 1995 A RB
  1.05%, 06/01/15(c)(f)                               --   VMIG-1      5,570        5,570,000
---------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
  1.05%, 06/01/06(c)(f)                               --   VMIG-1      1,210        1,210,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
  1.05%, 06/01/22(c)(f)                               --   VMIG-1      5,900        5,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II B-1 RB
  1.05%, 06/01/25(c)(f)                               --   VMIG-1      1,200        1,200,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
  1.05%, 06/01/21(c)(f)                               --   VMIG-1      2,100        2,100,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
  1.05%, 06/01/10(c)(f)                               --   VMIG-1      1,500        1,500,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1      1,390        1,390,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)

  VRD Series 1997 II FS-1 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1    $ 1,335   $    1,335,000
---------------------------------------------------------------------------------------------
  VRD Series 1997 II FS-5 RB
  1.05%, 06/01/27(c)(f)                               --   VMIG-1      2,315        2,315,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
  1.05%, 06/01/17(c)(f)                               --   VMIG-1        300          300,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      5,150        5,150,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
  1.05%, 06/01/18(c)(f)                               --   VMIG-1      3,770        3,770,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
  1.05%, 06/01/20(c)(f)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
  1.05%, 06/01/24(c)(f)                               --   VMIG-1      5,600        5,600,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
  1.05%, 06/01/07(c)(f)                               --   VMIG-1     15,850       15,850,000
---------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
  1.05%, 06/01/19(c)(f)                               --   VMIG-1      1,325        1,325,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Baptist Memorial Hospital);
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  0.96%, 04/19/04(b)                                A-1+       --     12,400       12,400,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (Briarcrest); Educational
  Facilities VRD Series 2002 RB
  (LOC-SunTrust Bank)
  1.05%, 04/01/22(b)(c)                               --   VMIG-1     11,500       11,500,000
---------------------------------------------------------------------------------------------
Shelby (County of) Health, Educational & Housing
  Facilities Board (St. Benedict Auburndale
  School); VRD Series 2003 RB
  (LOC-AmSouth Bank)
  1.07%, 05/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay Notes);
  Refunding Unlimited Tax Series 2002 GO
  4.00%, 02/01/05(f)                                  --      Aaa      1,000        1,024,042
---------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
  Board (Currey Ingram Academy); Educational
  Facilities VRD Series 2003 RB
  (LOC-SunTrust Bank)
  1.10%, 04/01/23(b)(c)                               --   VMIG-1      2,500        2,500,000
=============================================================================================
                                                                                  246,580,135
=============================================================================================

TEXAS-12.07%

ABN AMRO Munitops Ctfs. Trust (City of Leander
  Independent School District); Refunding
  Unlimited Multi-State Non-AMT Series 2002-16
  Ctfs. (Acquired 08/20/03; Cost $5,395,000)
  1.12%, 08/15/10(c)(d)(e)                            --   VMIG-1      5,395        5,395,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Alief (City of) Independent School District;
  Unlimited Tax Series 1997 GO (CEP-Texas
  Permanent School Fund)
  6.60%, 02/15/05                                    AAA      Aaa    $ 1,000   $    1,047,912
---------------------------------------------------------------------------------------------
Amarillo (City of) Health Facilities Corp.
  (ACES-Panhandle Pooled Health Care); VRD Series
  1985 RB (LOC-BNP Paribas)
  1.10%, 05/31/25(b)(c)                               --   VMIG-1      6,891        6,891,000
---------------------------------------------------------------------------------------------
Austin (City of) Housing Finance Corp. (Stassney
  Woods Apartments); Refunding Multi-Family
  Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 10/15/32(c)                                  --   VMIG-1      4,050        4,050,000
---------------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2002 A RB
  5.00%, 11/15/04(f)                                 AAA      Aaa      4,000        4,096,630
---------------------------------------------------------------------------------------------
Austin (City of); Refunding Limited Tax Series
  1993 GO
  5.50%, 09/01/04                                    AA+      Aa2      4,250        4,329,198
---------------------------------------------------------------------------------------------
Austin (City of); Utility System Series 1994 RB
  5.75%, 11/15/04(i)(o)                              AAA      Aaa      2,605        2,679,819
---------------------------------------------------------------------------------------------
Bell (County of) Health Facilities Development
  Corp. (Scott & White Memorial Hospital); VRD
  Series 2000 B-1 RB
  1.12%, 08/15/29(f)(k)                             A-1+   VMIG-1      7,100        7,100,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Air Force Village); VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.03%, 04/19/04(b)(c)                             A-1+       --     19,800       19,800,000
---------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities Development
  Corp. (Warm Springs); Healthcare System VRD
  Series 1997 RB
  (LOC-Chase Bank of Texas N.A.)
  1.06%, 09/01/27(b)(c)                               --   VMIG-1      3,635        3,635,000
---------------------------------------------------------------------------------------------
Brownsville (City of) Utility Systems; Refunding
  Sub. Lien VRD Series 2001 A RB
  0.90%, 11/04/04(f)(i)(l)                          A-1+   VMIG-1      3,300        3,300,000
---------------------------------------------------------------------------------------------
Coastal Bend Health Facilities Development Corp.
  (Incarnate Word Health Services); VRD Series
  1998 B RB
  1.00%, 08/15/28(c)(f)                            SP-1+   VMIG-1      1,800        1,800,000
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding & Improvement Series 1997 RB
  5.25%, 04/01/04(i)(o)                              NRR      NRR      3,120        3,166,800
---------------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Refunding Series 2002 A RB
  4.00%, 10/01/04                                    AA+      Aa2      3,500        3,551,725
---------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
  3.50%, 02/15/05                                    AA+      Aa1      1,500        1,532,363
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Airport);
  VRD Series 2000-4307 COP (Acquired 11/15/00;
  Cost $15,750,000)
  1.08%, 07/01/28(c)(d)(e)                          A-1+       --     15,750       15,750,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 2002-6019 Class A COP
  (Acquired 11/13/02; Cost $8,910,000)
  1.08%, 12/01/30(c)(d)(e)                          A-1+       --    $ 8,910   $    8,910,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water &
  Sewer); VRD Series 97-4305 COP (Acquired
  04/27/99; Cost $14,005,000)
  1.08%, 12/01/27(c)(d)(e)                          A-1+       --     14,005       14,005,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2001-4305 COP (Acquired 05/08/01;
  Cost $7,390,000)
  1.08%, 08/01/14(c)(d)(e)                          A-1+       --      7,390        7,390,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll Road);
  VRD Series 2002-6012 Class A COP (Acquired
  11/20/02; Cost $1,580,000)
  1.08%, 08/15/30(c)(d)(e)                          A-1+       --      1,580        1,580,000
---------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax Series
  2002 A GO
  3.25%, 02/15/05(f)                                 AAA      Aaa      1,040        1,059,393
---------------------------------------------------------------------------------------------
First Union MERLOTs (Harris County Toll Road);
  VRD Series 2003 B16 RB (Acquired 02/19/03; Cost
  $3,015,000)
  1.10%, 08/15/25(c)(d)(e)                            --   VMIG-1      3,015        3,015,000
---------------------------------------------------------------------------------------------
First Union MERLOTs (Jefferson County Health
  Facilities Development Corp.); VRD Series 2001
  A83 RB
  (Acquired 11/18/03; Cost $3,615,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      3,615        3,615,000
---------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project); VRD
  Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
  (Acquired 09/03/03; Cost $1,050,000)
  1.06%, 12/01/14(b)(c)(d)                            --      Aaa      1,050        1,050,000
---------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Lincoln Property Co.); Refunding Multi-Family
  VRD Series 1993 RB (CEP-General Electric
  Capital Corp.)
  1.08%, 06/01/10(c)                                A-1+       --      2,700        2,700,000
---------------------------------------------------------------------------------------------
Harris (County of) Cultural Education Facilities
  Finance Corp. (Houston Music Hall Foundation);
  VRD Series 1999 RB
  (LOC-Chase Bank of Texas)
  1.06%, 06/01/29(b)(c)                             A-1+       --      1,200        1,200,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (St. Luke's Episcopal Hospital); VRD
  Refunding Series 2001 B RB
  1.12%, 02/15/31(k)                                A-1+       --     15,000       15,000,000
---------------------------------------------------------------------------------------------
Harris (County of) Health Facilities Development
  Corp. (Texas Medical Center Project); Special
  Facilities VRD Series 1999 B RB
  1.12%, 05/15/29(f)(k)                             A-1+   VMIG-1      2,900        2,900,000
---------------------------------------------------------------------------------------------
Harris (County of) Hospital District; Sub. Lien
  Series A RN 0.97%, 05/25/04                       A-1+       --      9,451        9,451,000
---------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports Authority
  (Rodeo); Jr. Lein VRD Series 2001 C RB
  1.07%, 11/15/30(c)(f)                             A-1+   VMIG-1      6,400        6,400,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of); Permanent Improvement
  Unlimited Tax Series 2003 GO
  3.00%, 10/01/04                                    AA+      Aa1    $ 1,000   $    1,009,456
---------------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.00%, 10/01/04                                    AA+      Aa1      4,970        5,067,381
---------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development Corp.
  (AMOCO Project); Pollution Control VRD Series
  1985 IDR
  1.05%, 05/01/04(h)(i)                             A-1+      P-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Houston (City of); Series A Commercial Paper
  Notes
  0.95%, 05/25/04                                    A-1      P-1     20,000       20,000,000
---------------------------------------------------------------------------------------------
Humble (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 GO
  (CEP-Texas Permanent School Fund)
  1.02%, 06/15/23(c)                                A-1+   VMIG-1     12,500       12,500,000
---------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
  Series 2004 GO
  2.00%, 02/15/05(f)                                 AAA      Aaa        855          861,669
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
  Independent School District); Refunding
  Unlimited Tax VRD Series 2003 PT-1690 GO
  (Acquired 02/20/03; Cost $4,945,000)
  1.07%, 08/15/10(c)(d)(e)                            --   VMIG-1      4,945        4,945,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County Hospital
  District); VRD Series 2002 PT-665 RB (Acquired
  10/02/02; Cost $5,935,000)
  1.07%, 08/15/08(c)(d)(e)                          A-1+       --      5,935        5,935,000
---------------------------------------------------------------------------------------------
Mesquite (City of) Independent School District
  (School Building); Unlimited Tax VRD Series
  2003 A GO (CEP-Texas Permanent School Fund)
  1.02%, 08/01/29(c)                               SP-1+       --     10,000       10,000,000
---------------------------------------------------------------------------------------------
Midlothian (City of) Industrial Development Corp.
  (Box-Crow Cement Co. Project); Pollution
  Control VRD Series 1984 IDR
  (LOC-UBS A.G.)
  1.03%, 12/01/09(b)(c)                               --      P-1      1,400        1,400,000
---------------------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated Trust Floater
  Ctfs. (State of Texas Affordable Housing
  Corp.); Floating Rate Trust Ctfs. VRD Series
  2003-780 RB (Acquired 02/19/03; Cost
  $2,500,000)
  1.07%, 09/01/22(c)(d)(e)                            --   VMIG-1      2,500        2,500,000
---------------------------------------------------------------------------------------------
North Central (Region of) Health Facility
  Development Corp. (Northwest Senior Housing
  Corp.); Retirement Facility VRD Series 1999 C
  RB
  (LOC-LaSalle Bank N.A.)
  1.02%, 11/15/29(b)(c)                              A-1       --      3,900        3,900,000
---------------------------------------------------------------------------------------------
Northside Independent School District; Refunding
  Unlimited Tax Series 2003 A GO (CEP-Texas
  Permanent School Fund)
  1.00%, 08/01/04(i)(l)                             A-1+   VMIG-1      2,400        2,400,000
---------------------------------------------------------------------------------------------
Pasadena (City of) Independent School District;
  Limited Tax VRD Series 2000 A GO (CEP-Texas
  Permanent School Fund)
  1.35%, 04/01/04(i)(l)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Red River Authority (Southwestern Public
  Services); Refunding Pollution Control Series
  1996 IDR
  1.02%, 07/01/16(c)(f)                             A-1+   VMIG-1    $ 4,000   $    4,000,000
---------------------------------------------------------------------------------------------
San Antonio (City of) Water System; Series 2001 A
  Commercial Paper Notes
  0.98%, 04/07/04                                   A-1+      P-1     32,200       32,200,000
---------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance Corp.
  (Austin College Project); VRD Series 1997 RB
  (LOC-Bank of America N.A.)
  1.10%, 01/01/18(b)(c)                             A-1+       --     12,800       12,800,000
---------------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (High Point III); Refunding
  Multi-Family Housing VRD Series 1993 A RB
  (CEP-Federal National Mortgage Association)
  1.02%, 02/01/23(c)                                A-1+       --      6,550        6,550,000
---------------------------------------------------------------------------------------------
Texas (State of); Series 2003 TRAN
  2.00%, 08/31/04                                  SP-1+    MIG-1     63,200       63,428,820
---------------------------------------------------------------------------------------------
Tom Green (County of) Health Facilities
  Development Corp. (Universal Health Services of
  San Antonio); Health Facilities VRD Series 1985
  RB (LOC-Morgan Guaranty Trust)
  1.02%, 12/01/15(b)(c)                             A-1+       --      2,200        2,200,000
---------------------------------------------------------------------------------------------
Travis (County of) Housing Finance Corp. (Travis
  Station Apartments Project); Refunding
  Multi-Family Housing VRD Series 2004 A RB
  (CEP-Federal National Mortgage Association)
  1.03%, 02/15/34(c)                                  --   VMIG-1      3,585        3,585,000
---------------------------------------------------------------------------------------------
Trinity River Industrial Development Authority
  (Radiation Sterilizers); (LOC-American National
  Bank & Trust)
  VRD Series 1985 A IDR 1.10%, 11/01/05(b)(j)        A-1       --      1,900        1,900,000
---------------------------------------------------------------------------------------------
  VRD Series 1985 B IDR 1.10%, 11/01/05(b)(j)        A-1       --      2,450        2,450,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing Finance
  Corp.); VRD Series 2001 A18 RB (Acquired
  11/18/03; Cost $4,680,000)
  1.20%, 11/16/04(d)(e)(i)(n)                        A-1       --      4,680        4,680,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas); Refunding
  VRD Series 2003 B14 RB (Acquired 01/29/03; Cost
  $8,010,000)
  1.08%, 08/15/22(c)(d)(e)                            --   VMIG-1      8,010        8,010,000
=============================================================================================
                                                                                  385,723,166
=============================================================================================

UTAH-1.88%

Davis (County of) Housing Authority (Fox Creek
  Apartments); Refunding Multi-Family Housing VRD
  Series 1997 A RB
  (LOC-Bank One Arizona N.A.)
  1.06%, 08/15/27(b)(c)                              A-1       --      4,240        4,240,000
---------------------------------------------------------------------------------------------
Davis (County of) School District (Utah School
  Building Guarantee Program); Unlimited Tax
  Series 2003 GO
  2.00%, 06/01/04                                     --      Aaa      4,040        4,046,141
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
UTAH-(CONTINUED)

Emery (County of) (PacifiCorp Projects);
  Refunding Pollution Control VRD Series 1994 RB
  1.12%, 11/01/24(f)(k)                              A-1   VMIG-1    $ 8,500   $    8,500,000
---------------------------------------------------------------------------------------------
First Union MERLOTS (Intermountain Power Agency);
  Power Supply VRD Series 2002 A59 RB (Acquired
  10/23/02; Cost $7,120,000)
  1.10%, 07/01/10(c)(d)(e)                            --   VMIG-1      7,120        7,120,000
---------------------------------------------------------------------------------------------
Intermountain Power Agency; Power Supply VRD
  Series 1985 E RB
  1.05%, 06/01/04(f)(i)                             A-1+   VMIG-1     14,770       14,770,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Murray Hospital
  Revenue); VRD Series 2002 PA-1066 RB
  (Acquired 10/02/02; Cost $5,995,000)
  1.07%, 05/15/22(c)(d)(e)                           A-1       --      5,995        5,995,000
---------------------------------------------------------------------------------------------
Murray (City of) (IHC Health Services Inc.);
  Hospital VRD Series 2003 C RB
  1.12%, 05/15/36(k)                                A-1+       --      6,450        6,450,000
---------------------------------------------------------------------------------------------
Salt Lake (City of) (Gateway Project); Special
  Assessment VRD Series 2003 (LOC-Citibank N.A.)
  1.05%, 12/01/23(b)(c)                             A-1+       --      5,900        5,900,000
---------------------------------------------------------------------------------------------
Salt Lake City (City of) Industrial Development
  (Parkview Plaza Associates); VRD Series 1984
  IDR (LOC-Bank One Arizona N.A.)
  1.10%, 12/01/14(b)(c)                              A-1       --      2,175        2,175,000
---------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities (Wasatch
  Academy); VRD Series 2003 RB (LOC-U.S. Bank
  N.A.)
  1.07%, 08/01/28(b)(c)                             A-1+       --      1,000        1,000,000
=============================================================================================
                                                                                   60,196,141
=============================================================================================

VERMONT-0.54%

Vermont (State of) Educational & Health Building
  Financing Agency (Fletcher Allen Health Care
  Inc.); Hospital VRD Series 2000 B RB
  1.09%, 12/01/30(c)(f)                             A-1+   VMIG-1     10,800       10,800,000
---------------------------------------------------------------------------------------------
Vermont (State of) Student Assistance Corp.;
  Student Loan VRD Series 1985 RB (LOC-State
  Street Bank & Trust)
  1.05%, 01/01/08(b)(j)                               --   VMIG-1      2,640        2,640,000
---------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994 A
  GO
  6.40%, 01/15/05(i)(o)                              NRR      NRR      3,510        3,723,496
=============================================================================================
                                                                                   17,163,496
=============================================================================================

VIRGINIA-0.34%

Chesapeake (City of) Hospital Authority
  (Chesapeake General Hospital); Hospital
  Facility VRD Series 2001 B RB (LOC-SunTrust
  Bank)
  1.08%, 07/01/31(b)(c)                             A-1+       --      1,545        1,545,000
---------------------------------------------------------------------------------------------
Harrisonburg (City of) Redevelopment & Housing
  Authority (Misty Ridge Project); Refunding
  Multi-Family Housing VRD Series 1991 A RB
  (LOC-Bank One N.A.)
  1.05%, 03/01/16(b)(c)                               --   VMIG-1      2,000        2,000,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Norfolk (City of) Industrial Development
  Authority (Sentara Health System); Commercial
  Paper Notes
  0.95%, 05/11/04                                   A-1+      P-1    $ 5,500   $    5,500,000
---------------------------------------------------------------------------------------------
Winchester (City of) Industrial Development
  Authority (Shenandoah University); Educational
  Facilities Series 1994 IDR
  6.70%, 10/01/04(i)(o)                              NRR      NRR      1,620        1,697,758
=============================================================================================
                                                                                   10,742,758
=============================================================================================

WASHINGTON-6.11%

ABN AMRO Munitops Ctfs. Trust (City of Seattle);
  Multi-State Non-AMT VRD Series 2003-7 Ctfs.
  (Acquired 05/13/03; Cost $10,685,000)
  1.10%, 06/16/04(d)(e)(g)(h)(n)                      --   VMIG-1     10,685       10,685,000
---------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
  Limited Tax Multi-State Non-AMT VRD Series
  2001-1 Ctfs. (Acquired 01/04/01; Cost
  $10,000,000)
  1.12%, 07/01/06(c)(d)(e)                            --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional Conference
  Center); VRD Series 2003 RB (LOC-Bank of
  America NT & SA)
  1.10%, 12/01/28(b)(c)(g)                            --       --      2,565        2,565,000
---------------------------------------------------------------------------------------------
Clark (County of) School District No. 037 (City
  of Vancouver); Refunding Unlimited Tax Series
  2003 B GO
  2.00%, 06/01/04                                     --      Aa1      1,700        1,702,705
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
  Public Power Support System Project 2), VRD
  Series 96-4703 COP (Acquired 05/02/01; Cost
  $5,870,000)
  1.08%, 07/01/11(c)(d)(e)                          A-1+       --      5,870        5,870,000
---------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington); VRD
  Series 98-4701, Class A COP (Acquired 07/20/00;
  Cost $14,400,000)
  1.08%, 05/01/18(c)(d)(e)                          A-1+       --     14,400       14,400,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Commercial Paper Notes (LOC-Bank of America
  N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      4,300        4,300,000
---------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
  Series A Project RN (LOC-Bank of America N.A.)
  1.00%, 10/26/04(b)                                A-1+       --      7,000        7,000,000
---------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001 GO
  (LOC-Bank of America N.A.)
  1.10%, 12/01/21(b)(c)(g)                            --       --      2,600        2,600,000
---------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties; VRD
  Special Revenue Series 2001 A RB (LOC-Bank of
  America N.A.)
  1.03%, 02/15/21(b)(c)                               --   VMIG-1     10,150       10,150,000
---------------------------------------------------------------------------------------------
King & Snohomish (Counties of) School District
  No. 417 (Northshore); Unlimited Tax Series 2003
  GO
  2.00%, 12/01/04(f)                                 AAA      Aaa      3,300        3,319,169
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

King (County of) Economic Enterprise Corp. (Puget
  Sound Blood Center Project); VRD Series 1998
  IDR (LOC-U.S. Bank N.A.)
  1.07%, 04/01/23(b)(c)                               --   VMIG-1    $ 3,810   $    3,810,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 A RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1     11,800       11,800,000
---------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
  VRD Series 1999 B RB
  (LOC-U.S. Bank N.A.)
  1.05%, 12/01/19(b)(c)                               --   VMIG-1        200          200,000
---------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Energy Northwest);
  Refunding VRD Series 2001 PA-846 RB (Acquired
  10/02/02; Cost $3,800,000)
  1.08%, 01/01/10(c)(d)(e)                           A-1       --      3,800        3,800,000
---------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
  (Weyerhaeuser Real Estate); Special Revenue VRD
  Series 1997 RB
  (LOC-Bank of America NT & SA)
  1.10%, 01/01/27(b)(c)                             A-1+   VMIG-1     12,705       12,705,000
---------------------------------------------------------------------------------------------
Pierce (County of) School District No. 010 (City
  of Tacoma); Unlimited Tax Series 2001 GO
  4.00%, 06/01/04                                     AA      Aa1      1,000        1,005,044
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Bayview
  Manor Project); Low Income Housing Assistance
  VRD Series 1994 B RB
  (LOC-U.S. Bank of Washington)
  1.07%, 05/01/19(b)(c)                             A-1+       --      2,440        2,440,000
---------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
  Human Services Project); Refunding VRD Series
  1995 RB (LOC-U.S. Bank N.A.)
  1.03%, 12/01/15(b)(c)                             A-1+       --      1,760        1,760,000
---------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development Corp.
  (Sysco Food Services Project); Refunding VRD
  Series 1994 RB
  1.06%, 11/01/25(c)                                A-1+   VMIG-1      8,000        8,000,000
---------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
  Arms Centerhouse Project); Refunding Housing
  VRD Series 2003 RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/34(b)(c)(g)                            --       --      6,245        6,245,000
---------------------------------------------------------------------------------------------
Tacoma (City of); Series 2B Commercial Paper
  Notes (LOC-Bank of America N.A.)
  0.95%, 04/08/04(b)                                A-1+      P-1     15,000       15,000,000
---------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
  Park Apartments Project); Housing VRD Series
  2000 RB
  (LOC-U.S. Bank N.A.)
  1.05%, 11/02/05(b)(c)                             A-1+       --      1,430        1,430,000
---------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound Regional
  Transit Authority); Sales Tax & Motor VRD
  Series 2001 A46 RB
  (Acquired 11/12/03; Cost $6,275,000)
  1.30%, 11/10/04(d)(e)(i)(n)                         --   VMIG-1      6,275        6,275,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Wachovia MERLOTs (County of Snohomish); Limited
  Tax VRD Series 2003 B33 GO (Acquired 03/01/04;
  Cost $4,545,000)
  1.10%, 12/01/27(c)(d)(e)                            --   VMIG-1    $ 4,545   $    4,545,000
---------------------------------------------------------------------------------------------
Washington (State of) Economic Development
  Finance Authority (Seadrunar Recycling LLC
  Project); Economic Development VRD Series 2000
  E RB (LOC-U.S. Bank N.A.)
  1.08%, 08/01/25(b)(c)                             A-1+       --      2,715        2,715,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Empire Health Services); VRD Series
  2003 RB (LOC-U.S. Bank N.A.)
  1.02%, 11/01/23(b)(c)                             A-1+       --      2,335        2,335,000
---------------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Services); VRD Series
  2002 A RB (LOC-U.S. Bank N.A.)
  1.12%, 12/01/30(b)(k)                             A-1+       --     11,200       11,200,000
---------------------------------------------------------------------------------------------
Washington (State of) Higher Education Facilities
  Authority (Cornish College Arts Project); VRD
  Series 2003 A RB
  (LOC-Bank of America N.A.)
  1.10%, 12/01/33(b)(c)                               --   VMIG-1      5,000        5,000,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Emerald Heights Project); Refunding Nonprofit
  Housing VRD Series 2003 RB (LOC-Bank of America
  N.A.)
  1.08%, 07/01/33(b)(g)(k)                            --       --      6,500        6,500,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Judson Park Project); Refunding Nonprofit
  Housing VRD Series 2004 A RB
  (LOC-U.S. Bank N.A.)
  1.02%, 01/01/29(b)(c)(g)                            --       --     10,210       10,210,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Nikkei Concerns Project); Nonprofit Housing
  VRD Series 1994 RB
  (LOC-U.S. Bank N.A.)
  1.08%, 10/01/19(b)(c)                             A-1+       --      2,235        2,235,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (Tacoma Art Museum Project); Nonprofit VRD
  Series 2002 RB
  (LOC-Northern Trust Co.)
  1.17%, 06/01/32(b)(k)                               --   VMIG-1      1,225        1,225,000
---------------------------------------------------------------------------------------------
Washington (State of) Housing Finance Commission
  (University Preparatory Academy Project);
  Nonprofit VRD Series 2000 RB
  (LOC-Bank of America N.A.)
  1.10%, 07/01/30(b)(c)                               --   VMIG-1      1,250        1,250,000
---------------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited Tax
  Series 2001 R-A GO
  5.25%, 09/01/04(f)                                 AAA      Aaa      1,000        1,017,163
=============================================================================================
                                                                                  195,294,081
=============================================================================================

WEST VIRGINIA-1.11%

Monongalia (County of) Building Community
  Hospital (Monongalia General Hospital);
  Refunding VRD Series 2002 A RB
  (LOC-Bank One of West Virginia)
  1.05%, 07/01/17(b)(c)                              A-1   VMIG-1        745          745,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WEST VIRGINIA-(CONTINUED)

West Virginia (State of) Hospital Finance
  Authority (Cabell Huntington); Refunding VRD
  Series 2002 A-1 RB
  (LOC-Bank One of West Virginia)
  1.06%, 06/01/13(b)(c)                               --   VMIG-1    $10,270   $   10,270,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Camden Clark Hospital); Refunding
  VRD Series 2003 A RB (LOC-U.S. Bank N.A.)
  1.07%, 02/01/10(b)(c)                               --   VMIG-1      5,580        5,580,000
---------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
  Authority (Pallottine Health); Refunding VRD
  Series 2003 A-1 RB (LOC-Bank One N.A.)
  1.02%, 10/01/33(b)(c)                               --   VMIG-1     19,000       19,000,000
=============================================================================================
                                                                                   35,595,000
=============================================================================================

WISCONSIN-2.72%

Byron (City of) (Ocean Spray Inc. Project);
  Refunding VRD Series 1998 IDR (LOC-Wachovia
  Bank of North Carolina) (Acquired 11/06/03;
  Cost $3,500,000)
  1.01%, 12/01/20(b)(c)(d)                            --      Aa2      3,500        3,500,000
---------------------------------------------------------------------------------------------
Kimberly (City of) (Fox Cities YMCA Project); VRD
  Series 2002 RB
  (LOC-M&I Marshall & Ilsley)
  1.10%, 04/01/32(b)(c)                               --   VMIG-1      2,540        2,540,000
---------------------------------------------------------------------------------------------
Waukesha (County of); Unlimited Tax Promissory
  Notes Series 2004 GO
  2.00%, 04/01/05                                     --      Aaa      1,500        1,513,950
---------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
  Project); VRD Series 2000 RB (LOC-Harris Trust
  & Savings Bank)
  1.07%, 09/01/35(b)(c)                             A-1+       --      4,700        4,700,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mequon Jewish Project);
  VRD Series 2003 RB (LOC-Bank One N.A.)
  1.06%, 07/01/28(b)(c)                               --   VMIG-1      2,150        2,150,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health System); VRD
  Series 2003 C RB
  (LOC-M&I Marshall & Ilsley)
  1.05%, 08/15/23(b)(c)                               --   VMIG-1      7,600        7,600,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Mercy Health); Pooled
  Loan VRD Series 2003 I RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 06/01/23(b)(c)                               --   VMIG-1     10,000       10,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan Medical
  Center); VRD Series 1994 A RB
  (LOC-M&I Marshall & Ilsley Bank)
  1.05%, 09/01/19(b)(c)                              A-1       --      5,938        5,938,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (St. Johns Home); Pooled
  Loan VRD Series 2003 J RB
  (LOC-M&I Marshall & Ilsley)
  1.06%, 07/01/23(b)(c)                               --   VMIG-1      4,250        4,250,000
---------------------------------------------------------------------------------------------

                                                     RATINGS(A)        PAR         MARKET
                                                    S&P    MOODY'S    (000)        VALUE
---------------------------------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (St. Lukes Medical
  Center); VRD Series 1987 RB
  (LOC-Kredietbank N.V.) (Acquired 11/25/03; Cost
  $30,000,000)
  1.05%, 12/01/17(b)(c)(d)                           A-1       --    $30,000   $   30,000,000
---------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash Flow
  Management Program; Series 2003 B-1 COP
  2.00%, 11/01/04                                     --    MIG-1      5,565        5,592,307
---------------------------------------------------------------------------------------------
Wisconsin (State of); Clean Water Series 1993-2
  RB
  4.70%, 06/01/04                                    AA+      Aa2      3,500        3,520,894
---------------------------------------------------------------------------------------------
Wisconsin (State of); Transportation Series 2002
  A RB
  3.00%, 07/01/04(f)                                 AAA      Aaa      5,750        5,778,157
=============================================================================================
                                                                                   87,083,308
=============================================================================================
TOTAL INVESTMENTS-100.19% (Cost
  $3,202,019,641)(p)                                                            3,202,019,641
=============================================================================================
OTHER ASSETS LESS LIABILITIES-(0.19%)                                              (6,082,827)
=============================================================================================
NET ASSETS-100.00%                                                             $3,195,936,814
_____________________________________________________________________________________________
=============================================================================================

Investment Abbreviations:

ACES     - Automatically Convertible Extendable Security
AMT      - Alternative Minimum Tax
BAN      - Bond Anticipation Note
CEP      - Credit Enhancement Provider
COP      - Certificate of Participation
Ctfs.    - Certificates
GO       - General Obligation Bonds
IDR      - Industrial Development Revenue Bonds
Jr.      - Junior
LOC      - Letter of Credit
MERLOT   - Municipal Exempt Receipts Liquidity Optional Tender
NRR      - Not Re-Rated
P-Floats - Puttable Floating Option Tax-Exempt Receipts
PUTTERS  - Puttable Tax Exempt Receipts
RAN      - Revenue Anticipation Notes
RB       - Revenue Bonds
RN       - Revenue Notes
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
TRAN     - Tax and Revenue Anticipation Notes
VRD      - Variable Rate Demand
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) and (m) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury Obligation held by a bank custodian; this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest payments are guaranteed by the letter of credit agreement.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on 03/31/04.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 03/31/04 was $699,770,000, which represented 21.90% of the Fund's net assets. Unless otherwise indicated, this security is not considered to be illiquid.
(e) Synthetic municipal instrument; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., MBIA Insurance Corp. or XL Capital Assurance Inc.
(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on 03/31/04.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on 03/31/04.
(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on 03/31/04.
(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined annually. Rate shown is the rate in effect on 03/31/04.
(m) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Trustees and followed by the investment advisor.
(n) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 03/31/04 was $63,310,000 which represented 1.98% of the Fund's net assets.
(o) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(p) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

ASSETS:

Investments, at market value (cost $3,202,019,641)                      $ 3,202,019,641
---------------------------------------------------------------------------------------
Cash                                                                          1,386,158
---------------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                            2,655,250
---------------------------------------------------------------------------------------
  Interest                                                                    7,736,379
---------------------------------------------------------------------------------------
  Amount due from advisor                                                        39,311
---------------------------------------------------------------------------------------
Investment for deferred compensation and retirement plans                       133,075
---------------------------------------------------------------------------------------
Other assets                                                                    107,519
=======================================================================================
    Total assets                                                          3,214,077,333
_______________________________________________________________________________________
=======================================================================================

LIABILITIES:

Payables for:
  Investments purchased                                                      15,689,202
---------------------------------------------------------------------------------------
  Dividends                                                                   1,950,617
---------------------------------------------------------------------------------------
  Deferred compensation and retirement plans                                    202,501
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       131,205
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                      94,662
---------------------------------------------------------------------------------------
Accrued operating expenses                                                       72,332
=======================================================================================
    Total liabilities                                                        18,140,519
=======================================================================================
Net assets applicable to shares outstanding                             $ 3,195,936,814
_______________________________________________________________________________________
=======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                         $ 3,195,937,746
---------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment securities                (932)
=======================================================================================
                                                                        $ 3,195,936,814
_______________________________________________________________________________________
=======================================================================================


NET ASSETS:

Institutional Class                                                     $ 1,953,768,936
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                $   150,399,126
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                               $    10,393,628
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                   $   768,140,990
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                           $    14,029,600
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                          $   299,204,534
_______________________________________________________________________________________
=======================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Institutional Class                                                       1,953,715,247
_______________________________________________________________________________________
=======================================================================================
Private Investment Class                                                    150,385,407
_______________________________________________________________________________________
=======================================================================================
Personal Investment Class                                                    10,390,617
_______________________________________________________________________________________
=======================================================================================
Cash Management Class                                                       768,132,195
_______________________________________________________________________________________
=======================================================================================
Reserve Class                                                                14,027,577
_______________________________________________________________________________________
=======================================================================================
Resource Class                                                              299,203,210
_______________________________________________________________________________________
=======================================================================================
Net asset value and offering price per share for each class             $          1.00
_______________________________________________________________________________________
=======================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the year ended March 31, 2004

INVESTMENT INCOME:

Interest                                                     $ 30,872,790
=========================================================================

EXPENSES:

Advisory fees                                                   6,126,543
-------------------------------------------------------------------------
Administrative services fees                                      581,975
-------------------------------------------------------------------------
Custodian fees                                                    189,391
-------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                      1,057,444
-------------------------------------------------------------------------
  Personal Investment Class                                        94,654
-------------------------------------------------------------------------
  Cash Management Class                                           665,410
-------------------------------------------------------------------------
  Reserve Class                                                   112,954
-------------------------------------------------------------------------
  Resource Class                                                  589,637
-------------------------------------------------------------------------
Transfer agent fees                                               529,387
-------------------------------------------------------------------------
Trustees' fees                                                     53,746
-------------------------------------------------------------------------
Other                                                             460,157
=========================================================================
    Total expenses                                             10,461,298
=========================================================================
Less: Fees waived                                              (2,279,393)
=========================================================================
    Net expenses                                                8,181,905
=========================================================================
Net investment income                                          22,690,885
=========================================================================
Net realized gain from investment securities                       40,841
=========================================================================
Net increase in net assets resulting from operations         $ 22,731,726
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 2004 and 2003

                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    22,690,885   $    26,106,952
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                 40,841           (25,175)
==============================================================================================
    Net increase in net assets resulting from operations          22,731,726        26,081,777
==============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (14,405,472)      (17,031,877)
----------------------------------------------------------------------------------------------
  Private Investment Class                                        (1,230,193)       (1,818,359)
----------------------------------------------------------------------------------------------
  Personal Investment Class                                          (37,490)          (93,454)
----------------------------------------------------------------------------------------------
  Cash Management Class                                           (5,040,826)       (4,920,342)
----------------------------------------------------------------------------------------------
  Reserve Class                                                       (8,425)          (64,630)
----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,968,479)       (2,178,290)
==============================================================================================
    Decrease in net assets resulting from distributions          (22,690,885)      (26,106,952)
==============================================================================================
Share transactions-net:
  Institutional Class                                            632,519,818        82,192,016
----------------------------------------------------------------------------------------------
  Private Investment Class                                       (77,436,378)       48,742,626
----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (6,598,054)       11,894,107
----------------------------------------------------------------------------------------------
  Cash Management Class                                          150,447,508       297,170,515
----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,376,091        (5,545,385)
----------------------------------------------------------------------------------------------
  Resource Class                                                  39,025,099       122,868,778
==============================================================================================
    Net increase in net assets resulting from share
      transactions                                               739,334,084       557,322,657
==============================================================================================
    Net increase in net assets                                   739,374,925       557,297,482
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,456,561,889     1,899,264,407
==============================================================================================
  End of year (including undistributed net investment income
    of $0 and $0 for 2004 and 2003, respectively)            $ 3,195,936,814   $ 2,456,561,889
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Tax-Free Investments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust consisting of one portfolio, the Tax-Free Cash Reserve Portfolio (the "Fund"). The Fund currently offers multiple classes of shares. Matters affecting each class are voted on exclusively by the shareholders of each class. The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. On November 4, 2003, the Fund was reorganized from a separate series of Tax-Free Investments Co. to a new series portfolio of the Trust.

     Under the Trust's organizational documents, the Fund's officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

          In addition, the Fund intends to invest in securities to allow it to qualify to pay shareholders "exempt interest dividends", as defined in the Internal Revenue Code of 1986, as amended.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million. The Fund's advisor has voluntarily agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 0.22% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees;
(iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; (vi) Rule 12b-l fees; (vii) trustees' fees; and (viii) federal registration fees. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through March 31, 2005. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended March 31, 2004, AIM waived fees of $1,447,004.

     The Trust, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2004, AIM was paid $581,975 for such services.

     The Trust, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended March 31, 2004, AISI retained $432,332 for such services.

     Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, up to 0.25% of the average daily net assets of each class may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.25%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Further, FMC voluntarily waived additional Rule 12b-1 plan fees for the Reserve Class during the year in order to increase the yield. Waivers may be modified or discontinued at any time. Pursuant to the Plan, for the year ended March 31, 2004, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $528,722, $69,413, $532,328, $85,537 and $471,710, respectively, after FMC waived plan fees of $528,722, $25,241, $133,082, $27,417 and $117,927, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, FMC and/or AISI.

NOTE 3--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

     Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

     During the year ended March 31, 2004, the Fund paid legal fees of $10,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended March 31, 2004.

     Additionally the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended March 31, 2004 and 2003 was as follows:

                                                                 2004           2003
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- tax exempt        $ 22,690,885   $ 26,106,952
________________________________________________________________________________________
========================================================================================

TAX COMPONENTS OF NET ASSETS:

As of March 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                  $       154,544
------------------------------------------------------------------------------
Temporary book/tax differences                                        (154,543)
------------------------------------------------------------------------------
Capital loss carryforward                                                 (933)
------------------------------------------------------------------------------
Shares of beneficial interest                                    3,195,937,746
==============================================================================
    Total net assets                                           $ 3,195,936,814
______________________________________________________________________________
==============================================================================

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

     The Fund utilized $30,487 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
March 31, 2011                                                  $        933
============================================================================

The ability to use capital loss carryforwards may be limited under the Internal Revenue Code and related regulations.

NOTE 6--SHARE INFORMATION

The Fund currently offers six different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class.

                                      CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------
                                                          {YEAR ENDED MARCH 31,
                                 ------------------------------------------------------------------------
                                                2004                                  2003
                                 -----------------------------------    ---------------------------------
                                     SHARES              AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class             13,446,683,719    $ 13,446,683,719     9,993,613,813    $ 9,993,613,813
---------------------------------------------------------------------------------------------------------
  Private Investment Class           489,285,624         489,285,624       366,327,891        366,327,891
---------------------------------------------------------------------------------------------------------
  Personal Investment Class           26,756,133          26,756,133        49,022,061         49,022,061
---------------------------------------------------------------------------------------------------------
  Cash Management Class            5,641,820,633       5,641,820,633     3,773,086,548      3,773,086,548
---------------------------------------------------------------------------------------------------------
  Reserve Class                      156,764,612         156,764,612       179,359,417        179,359,417
---------------------------------------------------------------------------------------------------------
  Resource Class                   1,508,376,051       1,508,376,051       962,309,593        962,309,593
=========================================================================================================
Issued as reinvestment of
 dividends:
  Institutional Class                  7,301,226           7,301,226         4,749,313          4,749,313
---------------------------------------------------------------------------------------------------------
  Private Investment Class               737,747             737,747         1,254,023          1,254,023
---------------------------------------------------------------------------------------------------------
  Personal Investment Class                4,054               4,054            14,703             14,703
---------------------------------------------------------------------------------------------------------
  Cash Management Class                4,115,815           4,115,815         4,134,190          4,134,190
---------------------------------------------------------------------------------------------------------
  Reserve Class                            8,921               8,921            71,043             71,043
---------------------------------------------------------------------------------------------------------
  Resource Class                       1,860,224           1,860,224         2,003,975          2,003,975
=========================================================================================================
Reacquired:
  Institutional Class            (12,821,465,127)    (12,821,465,127)   (9,916,171,110)    (9,916,171,110)
---------------------------------------------------------------------------------------------------------
  Private Investment Class          (567,459,749)       (567,459,749)     (318,839,288)      (318,839,288)
---------------------------------------------------------------------------------------------------------
  Personal Investment Class          (33,358,241)        (33,358,241)      (37,142,657)       (37,142,657)
---------------------------------------------------------------------------------------------------------
  Cash Management Class           (5,495,488,940)     (5,495,488,940)   (3,480,050,223)    (3,480,050,223)
---------------------------------------------------------------------------------------------------------
  Reserve Class                     (155,397,442)       (155,397,442)     (184,975,845)      (184,975,845)
---------------------------------------------------------------------------------------------------------
  Resource Class                  (1,471,211,176)     (1,471,211,176)     (841,444,790)      (841,444,790)
=========================================================================================================
                                     739,334,084    $    739,334,084       557,322,657    $   557,322,657
_________________________________________________________________________________________________________
=========================================================================================================

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         CASH MANAGEMENT CLASS
                                        --------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                        --------------------------------------------------------
                                          2004           2003        2002       2001       2000
------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $    1.00     $    1.00    $   1.00    $  1.00    $ 1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.01          0.01        0.02       0.04      0.03
================================================================================================
Less distributions from net investment
 income                                     (0.01)        (0.01)      (0.02)     (0.04)    (0.03)
================================================================================================
Net asset value, end of period          $    1.00     $    1.00    $   1.00    $  1.00    $ 1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                              0.76%         1.14%       2.08%      3.87%     3.23%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $ 768,141     $ 617,683    $320,502    $15,668    $6,178
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                           0.30%(b)      0.30%       0.30%      0.28%     0.28%
------------------------------------------------------------------------------------------------
  Without fee waivers                        0.37%(b)      0.37%       0.38%      0.39%     0.39%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income to
 average net assets                          0.75%(b)      1.12%       1.92%      3.76%     3.17%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $665,409,730.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          INSTITUTIONAL CLASS
                                   ------------------------------------------------------------------
                                                         YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------
                                      2004              2003          2002         2001        2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                            $      1.00      $      1.00   $      1.00   $    1.00   $    1.00
-----------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income                   0.01             0.01          0.02        0.04        0.03
=====================================================================================================
Less distributions from net
 investment income                       (0.01)           (0.01)        (0.02)      (0.04)      (0.03)
=====================================================================================================
Net asset value, end of period     $      1.00      $      1.00   $      1.00   $    1.00   $    1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                           0.84%            1.22%         2.17%       3.95%       3.32%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                          $ 1,953,769      $ 1,321,224   $ 1,239,058   $ 929,921   $ 964,396
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                        0.22%(b)         0.22%         0.22%       0.20%       0.20%
-----------------------------------------------------------------------------------------------------
  Without fee waivers                     0.27%(b)         0.27%         0.28%       0.29%       0.29%
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of net investment income to
 average net assets                       0.83%(b)         1.20%         2.01%       3.84%       3.25%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,742,638,492.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   PERSONAL INVESTMENT CLASS
                                                    --------------------------------------------------------
                                                                                            DECEMBER 4, 2000
                                                                                               (DATE SALES
                                                            YEAR ENDED MARCH 31,              COMMENCED) TO
                                                    ------------------------------------        MARCH 31,
                                                      2004           2003         2002            2001
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00      $    1.00    $    1.00    $       1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.003           0.01         0.02(a)         0.01
============================================================================================================
Less distributions from net investment income         (0.003)         (0.01)       (0.02)          (0.01)
============================================================================================================
Net asset value, end of period                      $   1.00      $    1.00    $    1.00    $       1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                         0.28%          0.69%        1.66%           0.95%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 10,394      $  16,991    $   5,102    $        722
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      0.77%(c)       0.76%        0.72%           0.70%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.02%(c)       1.02%        1.03%           1.04%(d)
____________________________________________________________________________________________________________
============================================================================================================
Ratio of net investment income to average net
 assets                                                 0.28%(c)       0.66%        1.51%           3.35%(d)
____________________________________________________________________________________________________________
============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,620,565.
(d)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED MARCH 31,
                                      -----------------------------------------------------------
                                        2004            2003        2002        2001       2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $    1.00      $    1.00   $    1.00   $    1.00   $   1.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    0.01           0.01        0.02        0.04       0.03
=================================================================================================
Less distributions from net
 investment income                        (0.01)         (0.01)      (0.02)      (0.04)     (0.03)
=================================================================================================
Net asset value, end of period        $    1.00      $    1.00   $    1.00   $    1.00   $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                            0.59%          0.97%       1.91%       3.69%      3.06%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                             $ 150,399      $ 227,832   $ 179,095   $ 141,946   $ 83,454
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                        0.47%(b)       0.47%        0.47%       0.45%      0.45%
-------------------------------------------------------------------------------------------------
  Without fee waivers                     0.77%(b)       0.77%        0.78%       0.79%      0.79%
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income to
 average net assets                       0.58%(b)       0.95%       1.76%        3.60%      3.00%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $211,488,884.

NOTE 7--FINANCIAL HIGHLIGHTS

The following Schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         RESERVE CLASS
                                  ------------------------------------------------------------
                                                                                 JUNE 1, 1999
                                                                                 (DATE SALES
                                             YEAR ENDED MARCH 31,                COMMENCED) TO
                                  -------------------------------------------      MARCH 31,
                                    2004          2003       2002       2001         2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $   1.00      $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income              0.001         0.004       0.01       0.03        0.02
==============================================================================================
Less distributions from net
 investment income                  (0.001)       (0.004)     (0.01)     (0.03)      (0.02)
==============================================================================================
Net asset value, end of period    $   1.00      $   1.00   $   1.00   $   1.00   $    1.00
______________________________________________________________________________________________
==============================================================================================
Total return(a)                       0.08%         0.39%      1.35%      3.12%       2.10%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                         $ 14,030      $ 12,653   $ 18,200   $ 15,871   $  23,283
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                    0.98%(b)      1.05%      1.02%      1.00%       1.00%(c)
----------------------------------------------------------------------------------------------
  Without fee waivers                 1.27%(b)      1.27%      1.28%      1.29%       1.29%(c)
______________________________________________________________________________________________
==============================================================================================
Ratio of net investment income
 to average net assets                0.07%(b)      0.37%      1.21%      3.05%       2.45%(c)
______________________________________________________________________________________________
==============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $11,295,442.
(c)  Annualized.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          RESOURCE CLASS
                                  ---------------------------------------------------------------
                                                                                    APRIL 6, 1999
                                                                                    (DATE SALES
                                               YEAR ENDED MARCH 31,                 COMMENCED) TO
                                  ----------------------------------------------      MARCH 31,
                                     2004           2003        2002       2001         2000
-------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                           $    1.00      $    1.00   $    1.00   $   1.00   $     1.00
-------------------------------------------------------------------------------------------------
Income from investment
 operations:
  Net investment income                0.01           0.01        0.02       0.04         0.03
=================================================================================================
Less distributions from net
 investment income                    (0.01)         (0.01)      (0.02)     (0.04)       (0.03)
=================================================================================================
Net asset value, end of period    $    1.00      $    1.00   $    1.00   $   1.00   $     1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                        0.68%          1.06%       2.00%      3.78%        3.15%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                         $ 299,205      $ 260,178   $ 137,307   $ 15,464   $    3,597
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
 assets:
  With fee waivers                     0.38%(b)       0.38%       0.38%      0.36%        0.36%(c)
-------------------------------------------------------------------------------------------------
  Without fee waivers                  0.47%(b)       0.47%       0.48%      0.49%        0.49%(c)
_________________________________________________________________________________________________
=================================================================================================
Ratio of net investment income
 to average net assets                 0.67%(b)       1.04%       1.84%      3.68%        3.09%(c)
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $294,818,533.
(c)  Annualized.

NOTE 8--LEGAL PROCEEDINGS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

     The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

     Regulatory Actions and Inquiries Concerning IFG

     On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

     The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

     The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

     In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

     Regulatory Inquiries Concerning AIM

     AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's

Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

     Response of AMVESCAP

     AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

     For the period ended March 31, 2004, the Fund has incurred no expenses in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

     There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

     Private Actions Alleging Market Timing

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain

Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

     IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

     Other Private Actions

     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

     Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

     Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

     As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

     At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.